UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                AMENDMENT NO. 1

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07917

                       Wilshire Variable Insurance Trust
               (Exact name of registrant as specified in charter)


                        Wilshire Associates Incorporated
                          1299 Ocean Avenue, Suite 700
                          Santa Monica, CA 90401-1085
              (Address of principal executive offices) (Zip code)


                          Lawrence Davanzo, President
                          1299 Ocean Avenue, Suite 700
                          Santa Monica, CA 90401-1085
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 310-260-6639

                      Date of fiscal year end: December 31

                    Date of reporting period: June 30, 2009

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                EXPLANATORY NOTE
                                ----------------

The purpose of this Amendment on Form N-CSRS/A to the Shareholder Report for the semi-annual period ended June 30, 2009 (the "Original Filing"), which was filed with the Securities and Exchange Commission on September 10, 2009 (Accession Number 0001135428-09-000452), is to amend the officer certification filed as
Exhibit 99.906 CERT with the incorrect title for the Principal Financial Officer. No other items of the Original Filing are being amended hereby.

Item 1.   Reports to Stockholders.

The Report to Shareholders is attached herewith.


                               [GRAPHIC OMITTED]

                       Wilshire Variable Insurance Trust

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                                  EQUITY FUND
                                 BALANCED FUND
                                  INCOME FUND
                             SMALL CAP GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           SOCIALLY RESPONSIBLE FUND

                                 JUNE 30, 2009

                                TABLE OF CONTENTS
Shareholder Letter .....................................................   2
Fund Commentaries ......................................................   4
Disclosure of Fund Expenses ............................................  10
Schedules of Investments ...............................................  12
Statements of Assets and Liabilities ...................................  49
Statements of Operations ...............................................  50
Statements of Changes in Net Assets ....................................  51
Financial Highlights ...................................................  53
Notes to the Financial Statements ......................................  59
Additional Fund Information ............................................  70
Board Approval of Subadvisory Agreements ...............................  71
Shareholder Voting Results .............................................  73

                          ----------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES.THIS REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust"). This report covers the period from January 1, 2009 to June 30, 2009 (the "Period"), for the Equity, Balanced, Income, Small Cap Growth, International Equity and Socially Responsible Funds (the "Funds").

MARKET ENVIRONMENT

As 2008 came to a close, investors witnessed one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the Wilshire 5000(SM), retreated 37%, marking its worst year since 1931. Overseas markets fared even worse, as the Wilshire Global ex-U.S. Index fell 45%. The financial consequences stemming from the housing crisis permeated every segment of the equity market for the year, and no sector was spared.

As we reached the midpoint of 2009, many indicators suggested that the economy has reached a turning point and that the worst of the aftermath of 2008's wreckage may be behind us. U.S. GDP contracted at a better than expected 1% rate in the second quarter of 2009, and improvements were noted in manufacturing, durable goods and more. Signs of life were seen in the housing market, while commercial real estate continued to struggle. The employment situation remained depressed, with unemployment reaching 9.5% in June, while inflation (as measured by the CPI) was up 0.7% in June after posting an increase of 0.1% in May.

The sharp declines in U.S. equities experienced in 2008 continued in the beginning of 2009, as the Wilshire 5000(SM) fell an additional 25% from the beginning of the year through March 9. However, post-March 9, U.S. equities experienced a dramatic rebound in performance, erasing all of the losses experienced before March 9 and posting a positive year-to-date return of 5%. Small cap stocks, as measured by the Wilshire Small Cap Index, performed even better during the first half of 2009, posting a return of just under 11%. There was a sizable difference in performance between asset class styles during the first half of 2009, as growth stocks outperformed their value counterparts by 13%. The growth asset class was led by the strong returns from the Technology sector (25%), which makes up over 30% of the growth index. Typical value sectors such as Financials and Energy, which together make up over 40% of the value index, returned -3% and -2%, respectively.

Despite facing broad economic troubles that roughly mirrored those experienced in the U.S., non-U.S. equities also posted a sharp reversal in performance during the first six months of the year. Developed non-U.S. equities, as measured by the MSCI EAFE Index, posted a stellar return of 25% for the second quarter and are now up 8% for the year-to-date period. Emerging market equities also exhibited their resilience, posting the best return of any asset class for the second quarter, up 34%, as measured by the MSCI Emerging Markets Index. For the year-to-date period, Emerging Market equities are up an impressive 36%. In other asset classes, the DJ Wilshire Global REIT Index returned 28% for the quarter, but the year-to-date return is still negative, down -5.4% .

Within fixed income markets, credit markets showed signs of improvement in 2009, posting positive performance in most sectors and asset classes during the first six months of the year. High yield bonds were the strongest performer in the second quarter, as the Merrill Lynch High Yield Index posted a stellar quarterly return of 23%, adding to the first quarter's positive return of 5%. Credit spreads came in dramatically from their historic highs during the second quarter as fears of the 2008 financial crisis eased, although credit spreads still remain above their long-term historical averages. Core bonds had a much more muted but still positive return for the second quarter and year-to-date periods as measured by the Barclays U.S. Aggregate Bond Index, posting returns of 1.8% and 1.9%, respectively. In other fixed income asset classes for the six months of the year, non-U.S. bonds, as measured by the Citigroup World Government Bond Index, returned -1.5%, and U.S. TIPS (Treasury Inflationary Protection Securities) returned 6.2%, as measured by the Barclays U.S. TIPS Index.

FUND PERFORMANCE OVERVIEW

The sharp market drop in the beginning of 2009 that was followed by a substantial market rally had a mixed effect on our Funds' performance for the first six months of the year. This rally, which began after the market hit its near-term bottom on March 9, has widely been characterized as a low quality, or "junk", rally. On balance, this "junk" rally had a negative effect on our Funds' performance. As the market bid up many severely beaten down stocks, the fundamental principle of investing in high quality companies was generally abandoned, proving to be a headwind for several of Funds' near-term returns.

While we are disappointed by the performance of the underperforming Funds over the last six months, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful over time. While the immediate terrain our sub-advisers must navigate will continue to be challenging, their confidence and conviction remain intact. It is our belief that as markets continue the healing process in the second half of 2009, it will be the patient and disciplined investors who will be rewarded on the upside.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.


Sincerely,

/s/ Lawrence E. Davanzo
-----------------------

Lawrence E. Davanzo,
President

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* ......................................    2.22%
ONE YEAR ENDED 06/30/09 .........................................  (29.36)%
FIVE YEARS ENDED 06/30/09. ......................................   (3.66)%
TEN YEARS ENDED 06/30/09 ........................................   (3.09)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**

                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

MATERIALS 2.9%
TELECOMMUNICATION SERVICES 3.6%
INDUSTRIALS 9.3%
CONSUMER STAPLES 9.3%
CONSUMER DISCRETIONARY 11.4%
FINANCIALS 11.6%
UTILITIES 2.1%
U.S. TREASURY OBLIGATIONS 1.8%
INFORMATION TECHNOLOGY 21.5%
HEALTH CARE 14.0%
ENERGY 12.5%

The Equity Fund (the "Fund") posted a return of 2.22% for the six months ending June 30, 2009, compared to the Fund's benchmark return of 3.16%, as measured by the S&P 500 Index. As 2008 came to a close, investors witnessed one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the S&P 500 Index, retreated 37% in 2008, marking its worst year since 1931. The sharp declines in U.S. equities experienced in 2008 continued in the beginning of 2009, as the S&P 500 Index fell an additional 25% from the beginning of the year through March 9. However, post-March 9, U.S. equities experienced a dramatic rebound in performance, erasing all of the losses experienced before March 9 and posting a positive year-to-date return.

The Fund's performance was hampered by stock selections in the financials, consumer staples and consumer discretionary sectors. Additionally, the fund's overall positioning in higher quality conservative positions was a drag on performance. Conversely, the Fund's overweight position to the technology sector contributed to performance during the period.

Although we are disappointed by the slight underperformance of the Fund during the period, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets continue with the recovery process, it will be the patient and disciplined investors who will be rewarded on the upside.

** BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* .......................................    2.41%
ONE YEAR ENDED 06/30/09 ..........................................  (17.52)%
FIVE YEARS ENDED 06/30/09. .......................................   (0.86)%
TEN YEARS ENDED 06/30/09 .........................................    0.38%

THE BALANCED FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVE BY INVESTING IN OTHER FUNDS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE BALANCED FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE BALANCED FUND. THE BALANCED FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements,historical total returns would have been lower.For the six month period ended June 30,2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

WILSHIRE LARGE CAP CORE
130/30 FUND 19.6%


WILSHIRE VARIABLE INSURANCE
TRUST EQUITY FUND 39.4%


WILSHIRE VARIABLE INSURANCE
TRUST INCOME FUND 41.0%


The Balanced Fund (the "Fund") is structured to provide long-term investors with an appropriate exposure to both equities and fixed income securities. As a matter of investment policy, 0% to 50% of the Balanced Fund's total assets will be invested in the Equity Fund, 30% to 50% of the value of its total assets will be invested in the Income Fund and 0% to 50% of the value of its assets will be invested in the Wilshire Large Cap Core 130/30 Fund. Under normal circumstances, the Balanced Fund's target asset mix is 60% equity securities and 40% fixed income securities.

For the six-month period ended June 30, 2009 (the "Period"), the Fund returned 2.41%, slightly underperforming its custom blended benchmark, which returned 3.06% . The Fund's allocation to the U.S. equity market provided the bulk of the underperformance as the S&P 500 Index lost 11.92% for the Period. The Fund's investment in fixed income hurt overall performance because bonds declined as interest rates spiked across the yield curve and inflation rose.

** BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* ............................................  5.17%
ONE YEAR ENDED 06/30/09 ...............................................  0.35%
FIVE YEARS ENDED 06/30/09. ............................................  2.64%
TEN YEARS ENDED 06/30/09 ..............................................  4.72%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements,historical total returns would have been lower.For the six month period ended June 30,2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

ASSET BACKED SECURITIES 3.2%
U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.6%
FOREIGN BONDS 12.9%
U.S. TREASURY OBLIGATIONS 14.9%
PREFERRED STOCK 0.1%
CORPORATE BONDS 31.6%
COLLATERALIZED MORTGAGE OBLIGATIONS 28.7%

The Income Fund, (the "Fund") posted a return of 5.17% for the six months ending June 30, 2009, compared to the Fund's benchmark return of 1.91%, as measured by the Barclays Aggregate Bond Index.

Within fixed income markets, credit markets showed significant signs of improvement in 2009, leading to positive performance in most fixed income sectors and asset classes during the first half of the year. High yield bonds were the strongest performer in the second quarter, as the Merrill Lynch High Yield Index posted a stellar quarterly return of 23%, adding to the first quarter's positive return of 5%. In other fixed income asset classes, U.S. TIPS returned 6.2%, as measured by the Barclays U.S. TIPS Index.

The Fund's overweight to investment grade credits over Treasuries helped performance as credit spreads narrowed significantly from their historic levels during the period. The Fund also benefitted from its modest exposure to high yield and overweight exposure to investment grade agency mortgages, as these issues rallied a bit following their sharp sell-off in 2008.

We are pleased by the improved performance of the Fund during the period following a challenging 2008. We are also encouraged by the activities of its sub-adviser who continues to follow through with the disciplined investment approach. It is our belief that as markets continue with the recovery process, it will be the patient and disciplined investors who will be rewarded on the upside.

** BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* ........................................     8.62%
ONE YEAR ENDED 06/30/09 ...........................................   (30.10)%
FIVE YEARS ENDED 06/30/09. ........................................    (4.49)%
TEN YEARS ENDED 06/30/09 ..........................................    (2.66)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six month period ended June 30, 2009, there were waivers totaling 0.22% of average net assets.Without such waivers and reimbursements, historical total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]



MATERIALS 1.9%
CONSUMER STAPLES 2.6%
ENERGY 4.1%
FINANCIALS 6.7%
CONSUMER DISCRETIONARY 14.5%
INDUSTRIALS 17.1%
TELECOMMUNICATION SERVICES 1.5%
UTILITIES 0.1%
INFORMATION TECHNOLOGY 28.5%
HEALTH CARE 23.0%

The Small Cap Growth Fund, (the "Fund") posted a return of 8.62% for the six months ending June 30, 2009, compared to the Fund's benchmark return of 11.36%, as measured by the Russell 2000 Growth Index.

The Fund's performance was hampered by stock selections in the health care and consumer discretionary sectors. Additionally, the Fund's overall positioning in more momentum oriented companies and exposure to slightly higher average market capitalization stocks versus the small cap benchmark was a drag on performance. The Fund benefitted from strong security selection in the technology and financials sectors, and despite the Fund's underperformance from security selection in the consumer discretionary sector, the fund benefitted from an overweight to the sector during the period.

Although we are disappointed by the underperformance of the Fund during the period, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets continue with the recovery process, it will be the patient and disciplined investors who will be rewarded on the upside.

** BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* .......................................    6.41%
ONE YEAR ENDED 06/30/09 ..........................................  (33.97)%
FIVE YEARS ENDED 06/30/09. .......................................   (0.78)%
TEN YEARS ENDED 06/30/09 .........................................   (1.30)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. For the six month period ended June 30, 2009, there were waivers totaling 0.20% of average net assets.Without such waivers and reimbursements, historical total returns would have been lower.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]


UTILITIES 5.3%
INFORMATION TECHNOLOGY 5.6%
TELECOMMUNICATION SERVICES 6.7%
CONSUMER DISCRETIONARY 7.5%
HEALTH CARE 8.0%
MATERIALS 8.5%
PREFERRED STOCK 2.5%
EXCHANGE TRADED FUND 1.4%
FINANCIALS 23.1%
INDUSTRIALS 11.3%
ENERGY 10.1%
CONSUMER STAPLES 10.0%

The International Equity Fund (the "Fund") posted a return of 6.41% for the six months ending June 30, 2009, compared to the Fund's benchmark return of 7.95%, as measured by the MSCI EAFE Index. As was the case in the U.S., investors in international securities witnessed one of the most challenging periods for equity investors in memory. The international stock market, as measured by the MSCI EAFE Index, retreated over 43% in 2008, greater than the 37% decline in the U.S. markets. The sharp declines continued in the beginning of 2009 through March 9. However, post-March 9, international equities experienced a dramatic rebound in performance, erasing all of the losses experienced before March 9 and posting a positive year-to-date return.

The Fund's performance was hampered by stock selections in the U.K. and Japan and an overweight position in Aus-tralia. The Fund's performance also suffered from selection in Consumer Discretionary and REIT's. Conversely, the Fund's modest exposure to emerging markets counties, such as Brazil, China and Russia, helped performance during the period.

Although we are disappointed by the slight underperformance of the Fund during the period, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful. It is our belief that as markets continue with the recovery process, it will be the patient and disciplined investors who will be rewarded on the upside.

** BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* .........................................    0.84%
ONE YEAR ENDED 06/30/09 ............................................  (28.79)%
FIVE YEARS ENDED 06/30/09. .........................................   (4.16)%
TEN YEARS ENDED 06/30/09 ...........................................   (0.96)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS. RECENT PERFORMANCE CAN BE FOUND AT YOUR PARTICULAR INSURANCE COMPANY.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]


TELECOMMUNICATION SERVICES 3.1%
MATERIALS 3.7%
CONSUMER STAPLES 11.1%
HEALTH CARE 11.2%
CONSUMER DISCRETIONARY 11.6%
UTILITIES 2.5%
EXCHANGE TRADED FUND 1.6%
INFORMATION TECHNOLOGY 17.7%
ENERGY 13.3%
FINANCIALS 12.5%
INDUSTRIALS 11.7%

The Socially Responsible Fund, (the "Fund") posted a return of 0.84% for the six months ending June 30, 2009, compared to the Fund's benchmark return of 3.16%, as measured by the S&P 500 Index.

The Fund's performance was hampered by stock selections in the financials sector, an overweight position in the industrials sector, and an underweight position in the consumer discretionary sectors. Additionally, the Fund's overall positioning in higher quality conservative positions was a drag on performance. Conversely, the Fund benefitted from strong security selection in the technology sector during the period.

Although we are disappointed by the underperformance of the Fund during the period, we are encouraged by the activity of our sub-adviser who continues to follow through with the disciplined investment approaches that have made the sub-adviser successful. It is our belief that as markets continue with the recovery process, it will be the patient and disciplined investors who will be rewarded on the upside.

** BASED ON PERCENT OF THE FUND'S TOTAL LONG-TERM INVESTMENTS IN SECURITIES MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                              Beginning       Ending
                               Account        Account                         Expenses Paid
                                Value          Value        Expense             During Period
                             12/31/2008     06/30/2009      Ratio(1)    12/31/2008-06/30/2009(2)(3)
                             ----------     ----------      --------    ---------------------------
EQUITY FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return            $1,000.00      $1,022.20       1.23%                 $6.25
Hypothetical 5% Return        $1,000.00      $1,018.95       1.23%                 $6.24
BALANCED FUND(4)
---------------------------------------------------------------------------------------------------
Actual Fund Return            $1,000.00      $1,024.10       0.24%                 $1.22
Hypothetical 5% Return        $1,000.00      $1,023.93       0.24%                 $1.22
INCOME FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return            $1,000.00      $1,051.70       1.05%                 $5.42
Hypothetical 5% Return        $1,000.00      $1,019.86       1.05%                 $5.33
SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return            $1,000.00      $1,086.20       1.54%                 $8.08
Hypothetical 5% Return        $1,000.00      $1,017.39       1.54%                 $7.81
INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return            $1,000.00      $1,064.10       1.51%                 $7.83
Hypothetical 5% Return        $1,000.00      $1,017.55       1.51%                 $7.66
SOCIALLY RESPONSIBLE FUND
---------------------------------------------------------------------------------------------------
Actual Fund Return            $1,000.00      $1,008.40       1.35%                 $6.82
Hypothetical 5% Return        $1,000.00      $1,018.35       1.35%                 $6.85

(1) ANNUALIZED, BASED ON THE FUND'S MOST RECENT FISCAL HALF-YEAR EXPENSES.
(2) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.
(3) EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.
(4) THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

Shares                                                   Value
------                                                   -----
COMMON STOCK -- 97.6%
Consumer Discretionary -- 11.4%
   8,950    Abercrombie & Fitch Co., Class A .......  $   227,240
   9,212    Advance Auto Parts, Inc. ...............      382,206
   1,550    Aeropostale, Inc.+ .....................       53,118
   1,973    Amazon.com, Inc.+ ......................      165,061
   2,058    American Eagle Outfitters, Inc. ........       29,162
  10,369    Apollo Group, Inc., Class A+ ...........      737,443
  13,005    AutoNation, Inc.+ ......................      225,637
   2,195    Autozone, Inc.+ ........................      331,686
  11,800    Bed Bath & Beyond, Inc.+ ...............      362,850
   4,547    Best Buy Co., Inc. .....................      152,279
   1,163    Big Lots, Inc.+ ........................       24,458
     847    BorgWarner, Inc. .......................       28,925
     957    Brinker International, Inc. ............       16,298
   3,006    Career Education Corp.+ ................       74,820
   1,660    CBS Corp., Class B .....................       11,487
  42,009    Centex Corp. ...........................      355,396
   1,030    Chipotle Mexican Grill, Inc.,
            Class A+ ...............................       82,400
   9,131    Coach, Inc. ............................      245,441
 133,996    Comcast Corp. Special, Class A .........    1,941,602
  16,309    Darden Restaurants, Inc. ...............      537,871
  38,441    DIRECTV Group, Inc. (The)+ .............      949,877
   7,519    Dollar Tree, Inc.+ .....................      316,550
  33,601    DR Horton, Inc. ........................      314,505
   6,246    Expedia, Inc.+ .........................       94,377
  10,429    Family Dollar Stores, Inc. .............      295,141
  13,385    Foot Locker, Inc. ......................      140,141
  11,704    Ford Motor Co.+ ........................       71,043
   6,599    Fortune Brands, Inc. ...................      229,249
   5,396    GameStop Corp., Class A+ ...............      118,766
  32,889    Gap, Inc. (The) ........................      539,380
   1,431    Harman International Industries, Inc. ..       26,903
   7,777    Hasbro, Inc. ...........................      188,515
  62,632    Home Depot, Inc. (The) .................    1,479,994
   3,792    International Game Technology ..........       60,293
  57,761    Interpublic Group of Cos., Inc.+ .......      291,693
  16,857    J.C. Penney Co., Inc. ..................      483,964
   5,461    Johnson Controls, Inc. .................      118,613
   8,047    KB Home ................................      110,083
  10,185    Kohl's Corp.+ ..........................      435,409
  19,238    Leggett & Platt, Inc. ..................      292,995
  11,696    Lennar Corp., Class A ..................      113,334
 129,948    Lowe's Cos., Inc. ......................    2,522,291
  32,823    Ltd. Brands, Inc. ......................      392,891
  41,695    Macy's, Inc. ...........................      490,333
   1,404    Marriott International, Inc., Class A ..       30,990
   1,694    Marvel Entertainment, Inc.+ ............       60,290
  27,227    McDonald's Corp. .......................    1,565,280
   5,263    McGraw-Hill Cos., Inc. (The) ...........      158,469
   3,123    Mohawk Industries, Inc.+ ...............      111,429
   3,076    NetFlix, Inc.+ .........................      127,162
   4,144    Newell Rubbermaid, Inc. ................       43,139



Shares                                                   Value
------                                                -----------
Consumer Discretionary (continued)
  63,829    News Corp., Class A ....................  $   581,482
     545    NVR, Inc.+ .............................      273,803
  14,041    Office Depot, Inc.+ ....................       64,027
  22,387    Omnicom Group, Inc. ....................      706,981
   1,535    Panera Bread Co., Class A+ .............       76,535
   4,492    PetSmart, Inc. .........................       96,398
   6,852    Polo Ralph Lauren Corp., Class A .......      366,856
   1,871    priceline.com, Inc.+ ...................      208,710
  12,872    RadioShack Corp. .......................      179,693
  12,151    Ross Stores, Inc. ......................      469,029
   2,421    Sears Holdings Corp.+ ..................      161,045
  18,923    Sherwin-Williams Co. (The) .............    1,017,111
   2,469    Stanley Works (The) ....................       83,551
  21,427    Staples, Inc. ..........................      432,183
  38,230    Starbucks Corp.+ .......................      531,015
     216    Starwood Hotels & Resorts
            Worldwide, Inc. ........................        4,795
  35,580    Target Corp. ...........................    1,404,342
  32,647    Time Warner Cable, Inc., Class A .......    1,033,931
  55,893    Time Warner, Inc. ......................    1,407,945
  39,194    Toll Brothers, Inc.+ ...................      665,122
     200    Viacom, Inc., Class A+ .................        4,796
  10,926    Viacom, Inc., Class B+ .................      248,020
   2,619    Walt Disney Co. (The) ..................       61,101
     261    Washington Post Co., Class B ...........       91,919
   2,768    Wyndham Worldwide Corp. ................       33,548
                                                      -----------
                                                       28,362,417
                                                       ----------
Consumer Staples -- 9.3%
  48,091    Altria Group, Inc. .....................      788,212
  50,335    Archer-Daniels-Midland Co. .............    1,347,468
     951    Church & Dwight Co., Inc. ..............       51,649
   1,193    Clorox Co. .............................       66,605
  27,975    Coca-Cola Co. (The) ....................    1,342,520
  36,789    Coca-Cola Enterprises, Inc. ............      612,537
  11,400    Colgate-Palmolive Co. ..................      806,436
   4,245    Constellation Brands, Inc., Class A+ ...       53,827
  50,604    CVS/Caremark Corp. .....................    1,612,749
  11,843    Dean Foods Co.+ ........................      227,267
   7,800    Estee Lauder Cos., Inc. (The),
            Class A ................................      254,826
     690    Hansen Natural Corp.+ ..................       21,266
   1,607    Hershey Co. (The) ......................       57,852
   7,800    HJ Heinz Co. ...........................      278,460
  11,677    Kimberly-Clark Corp. ...................      612,225
  30,066    Kraft Foods, Inc., Class A .............      761,873
  16,359    Pepsi Bottling Group, Inc. .............      553,588
  34,875    PepsiCo, Inc. ..........................    1,916,730
  57,884    Philip Morris International, Inc. ......    2,524,900
  68,474    Procter & Gamble Co. ...................    3,499,021
   1,802    Reynolds American, Inc. ................       69,593
   9,945    Safeway, Inc. ..........................      202,580
   9,319    SUPERVALU, Inc. ........................      120,681
  40,710    SYSCO Corp. ............................      915,161

                       See Notes to Financial Statements.
                                       12

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

Shares                                                   Value
------                                                   -----
Consumer Staples (continued)
  10,912    Tyson Foods, Inc., Class A .............  $   137,600
  83,716    Wal-Mart Stores, Inc. ..................    4,055,203
  11,365    Whole Foods Market, Inc. ...............      215,708
                                                      -----------
                                                       23,106,537
                                                      -----------
Energy -- 12.4%
  18,600    Anadarko Petroleum Corp. ...............      844,254
  18,500    Apache Corp. ...........................    1,334,775
   4,122    BJ Services Co. ........................       56,183
  18,090    Cameron International Corp.+ ...........      511,947
  37,351    Chevron Corp. ..........................    2,474,504
   1,039    Cimarex Energy Co. .....................       29,445
   3,312    Comstock Resources, Inc.+ ..............      109,462
  44,853    ConocoPhillips .........................    1,886,517
  10,587    Devon Energy Corp. .....................      576,991
   8,217    Diamond Offshore Drilling, Inc. ........      682,422
   1,248    Encore Acquisition Co.+ ................       38,501
  15,956    ENSCO International, Inc. ..............      556,386
   2,038    EOG Resources, Inc. ....................      138,421
 130,395    Exxon Mobil Corp. ......................    9,115,914
   1,340    FMC Technologies, Inc.+ ................       50,357
   2,450    Frontier Oil Corp. .....................       32,119
  84,807    Halliburton Co. ........................    1,755,505
   1,143    Helmerich & Payne, Inc. ................       35,284
  13,300    Hess Corp. .............................      714,875
  30,105    Marathon Oil Corp. .....................      907,064
  22,500    Murphy Oil Corp. .......................    1,222,200
  10,344    Nabors Industries, Ltd.+ ...............      161,159
     132    NATCO Group, Inc., Class A+ ............        4,345
  29,718    National Oilwell Varco, Inc.+ ..........      970,590
     871    Newfield Exploration Co.+ ..............       28,456
  26,155    Occidental Petroleum Corp. .............    1,721,260
  11,060    Patterson-UTI Energy, Inc. .............      142,232
  16,085    Peabody Energy Corp. ...................      485,124
   1,371    Plains Exploration &
            Production Co.+ ........................       37,511
   6,897    Pride International, Inc.+ .............      172,839
   3,205    Rowan, Inc. ............................       61,921
  51,565    Schlumberger, Ltd. .....................    2,790,182
  16,892    Tesoro Corp. ...........................      215,035
   2,627    Tidewater, Inc. ........................      112,619
  20,487    Williams, Inc. .........................      319,802
  15,162    XTO Energy, Inc. .......................      578,279
                                                      -----------
                                                       30,874,480
                                                      -----------
Financials -- 11.6%
   9,815    Aflac, Inc. ............................      305,148
  24,217    American Express Co. ...................      562,803
   6,315    AON Corp. ..............................      239,149
   9,440    Associated Banc-Corp ...................      118,000
     373    Assurant, Inc. .........................        8,986
   2,725    Bancorpsouth, Inc. .....................       55,944
 165,281    Bank of America Corp. ..................    2,181,709
   1,028    Bank of Hawaii Corp. ...................       36,833


Shares                                                   Value
------                                                   -----
Financials (continued)
  60,258    Bank of New York Mellon
            Corp. (The) ............................  $ 1,766,162
  22,611    BB&T Corp. .............................      496,990
   2,298    Brown & Brown, Inc. ....................       45,799
 160,285    Charles Schwab Corp. (The) .............    2,811,399
  31,675    Chubb Corp. ............................    1,263,199
   4,982    Cincinnati Financial Corp. .............      111,348
  10,788    Citigroup, Inc. ........................       32,041
     190    CME Group, Inc., Class A ...............       59,111
     259    Comerica, Inc. .........................        5,478
   2,405    Commerce Bancshares, Inc. ..............       76,551
   3,503    Cullen/Frost Bankers, Inc. .............      161,558
  42,776    Discover Financial Services ............      439,309
   6,671    Federated Investors, Inc., Class B .....      160,704
   3,459    First Horizon National Corp. ...........       41,509
   3,056    FirstMerit Corp. .......................       51,891
   1,249    Franklin Resources, Inc. ...............       89,941
   7,515    Goldman Sachs Group, Inc. (The) ........    1,108,012
  11,074    HCC Insurance Holdings, Inc. ...........      265,887
  17,803    Hudson City Bancorp, Inc. ..............      236,602
   5,066    Huntington Bancshares, Inc. ............       21,176
     663    IntercontinentalExchange, Inc.+ ........       75,741
  69,431    Invesco, Ltd. ..........................    1,237,260
 117,911    JPMorgan Chase & Co. ...................    4,021,944
     484    M&T Bank Corp. .........................       24,650
  32,630    MetLife, Inc. ..........................      979,226
  49,722    Morgan Stanley .........................    1,417,574
  39,472    Northern Trust Corp. ...................    2,118,857
   7,948    PNC Financial Services Group, Inc. .....      308,462
     644    Principal Financial Group, Inc. ........       12,133
   6,650    Prudential Financial, Inc. .............      247,513
   3,281    Raymond James Financial, Inc. ..........       56,466
  18,921    State Street Corp. .....................      893,071
     505    SunTrust Banks, Inc. ...................        8,307
     100    T Rowe Price Group, Inc. ...............        4,167
   4,302    TCF Financial Corp. ....................       57,518
   3,660    Torchmark Corp. ........................      135,566
  37,418    Travelers Cos., Inc. (The) .............    1,535,635
  39,087    U.S. Bancorp ...........................      700,439
   8,586    Unum Group .............................      136,174
   3,171    Valley National Bancorp ................       37,101
   8,675    W.R. Berkley Corp. .....................      186,252
  78,230    Wells Fargo & Co. ......................    1,897,860
                                                      -----------
                                                       28,845,155
                                                      -----------
Health Care -- 13.9%
  41,809    Abbott Laboratories ....................    1,966,695
  48,444    Aetna, Inc. ............................    1,213,522
  11,900    Alcon, Inc. ............................    1,381,828
     532    AmerisourceBergen Corp., Class A .......        9,438
  62,982    Amgen, Inc.+ ...........................    3,334,267
   3,744    Beckman Coulter, Inc. ..................      213,932
  24,877    Biogen Idec, Inc.+ .....................    1,123,196
  51,457    Boston Scientific Corp.+ ...............      521,774


                       See Notes to Financial Statements.
                                       13

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

Shares                                                   Value
------                                                   -----
Health Care (continued)
  13,831    Bristol-Myers Squibb Co. ...............  $   280,908
   1,388    C.R. Bard, Inc. ........................      103,337
  19,646    Cigna Corp. ............................      473,272
   6,603    Community Health Systems, Inc.+ ........      166,726
  11,031    Coventry Health Care, Inc.+ ............      206,390
  49,712    Eli Lilly & Co. ........................    1,722,024
   9,909    Endo Pharmaceuticals
            Holdings, Inc.+ ........................      177,569
  34,743    Forest Laboratories, Inc.+ .............      872,397
     622    Gen-Probe, Inc.+ .......................       26,734
   1,734    Gilead Sciences, Inc.+ .................       81,221
   2,588    Henry Schein, Inc.+ ....................      124,095
   1,811    Hologic, Inc.+ .........................       25,770
  15,979    Humana, Inc.+ ..........................      515,483
     685    IMS Health, Inc. .......................        8,700
   2,500    Intuitive Surgical, Inc.+ ..............      409,150
  90,698    Johnson & Johnson ......................    5,151,646
  30,116    King Pharmaceuticals, Inc.+ ............      290,017
   4,709    Lincare Holdings, Inc.+ ................      110,756
   5,451    McKesson Corp. .........................      239,844
  17,435    Medco Health Solutions, Inc.+ ..........      795,210
  25,944    Medtronic, Inc. ........................      905,186
  63,308    Merck & Co., Inc. ......................    1,770,092
  11,151    Mylan, Inc.+ ...........................      145,520
     983    Omnicare, Inc. .........................       25,322
 287,206    Pfizer, Inc. ...........................    4,308,090
   5,600    Pharmaceutical Product
            Development, Inc. ......................      130,032
   5,044    Quest Diagnostics, Inc. ................      284,633
  32,185    Schering-Plough Corp. ..................      808,487
   3,867    Sepracor, Inc.+ ........................       66,976
   2,369    Stryker Corp. ..........................       94,144
  21,500    Teva Pharmaceutical Industries,
            Ltd. ADR ...............................    1,060,810
   1,916    Thermo Fisher Scientific, Inc.+ ........       78,115
  57,835    UnitedHealth Group, Inc. ...............    1,444,718
   3,944    Valeant Pharmaceuticals
            International+ .........................      101,440
   4,978    Waters Corp.+ ..........................      256,218
   8,082    Watson Pharmaceuticals, Inc.+ ..........      272,283
   7,223    WellPoint, Inc.+ .......................      367,578
  19,931    Wyeth ..................................      904,668
   3,227    Zimmer Holdings, Inc.+ .................      137,470
                                                      -----------
                                                       34,707,683
                                                      -----------
Industrials -- 9.2%
   7,358    3M Co. .................................      442,216
     566    Alliant Techsystems, Inc.+ .............       46,616
     156    Avery Dennison Corp. ...................        4,006
  19,938    Cooper Industries, Ltd., Class A .......      619,075
     762    CSX Corp. ..............................       26,388
   2,304    Cummins, Inc. ..........................       81,124
  22,669    Dover Corp. ............................      750,117
  31,473    Emerson Electric Co. ...................    1,019,725


Shares                                                  Value
------                                                  -----
Industrials (continued)
  16,480    FedEx Corp. ............................  $   916,617
   9,533    Fluor Corp. ............................      488,947
   5,515    General Dynamics Corp. .................      305,476
 278,888    General Electric Co. ...................    3,268,567
     647    Goodrich Corp. .........................       32,331
   5,992    Harsco Corp. ...........................      169,574
  17,820    Honeywell International, Inc. ..........      559,548
   5,527    Hubbell, Inc., Class B .................      177,196
   6,500    Illinois Tool Works, Inc. ..............      242,710
     108    Jacobs Engineering Group, Inc.+ ........        4,546
   5,021    Joy Global, Inc. .......................      179,350
   9,817    L-3 Communications Holdings, Inc.,
            Class 3 ................................      681,103
  18,862    Lockheed Martin Corp. ..................    1,521,220
   7,198    Manpower, Inc. .........................      304,763
   6,332    Masco Corp. ............................       60,661
   5,127    Monster Worldwide, Inc.+ ...............       60,550
   2,220    MSC Industrial Direct Co., Class A .....       78,766
   1,811    Norfolk Southern Corp. .................       68,221
  28,044    Northrop Grumman Corp. .................    1,281,050
  19,574    Parker Hannifin Corp. ..................      840,899
   8,225    Precision Castparts Corp. ..............      600,672
  23,013    Raytheon Co. ...........................    1,022,468
  18,480    Robert Half International, Inc. ........      436,498
   7,961    Rockwell Automation, Inc. ..............      255,707
   6,010    RR Donnelley & Sons Co. ................       69,836
   8,041    Shaw Group, Inc. (The)+ ................      220,404
   2,929    SPX Corp. ..............................      143,433
  38,900    Tyco International, Ltd. ...............    1,010,622
   4,806    Union Pacific Corp. ....................      250,200
  63,710    United Parcel Service, Inc., Class B ...    3,184,863
   8,736    United Technologies Corp. ..............      453,922
   5,100    URS Corp.+ .............................      252,552
  33,008    Waste Management, Inc. .................      929,505
                                                      -----------
                                                       23,062,044
                                                      -----------
Information Technology -- 21.3%
  13,713    3Com Corp.+ ............................       64,588
  43,169    Adobe Systems, Inc.+ ...................    1,221,683
   4,360    Affiliated Computer Services, Inc.,
            Class A+ ...............................      193,671
   4,926    Akamai Technologies, Inc.+ .............       94,481
   5,046    Alliance Data Systems Corp.+ ...........      207,845
  26,711    Apple, Inc.+ ...........................    3,804,448
  11,459    Arrow Electronics, Inc.+ ...............      243,389
   8,213    Autodesk, Inc.+ ........................      155,883
  12,704    Avnet, Inc.+ ...........................      267,165
   9,377    BMC Software, Inc.+ ....................      316,849
  21,439    Broadcom Corp., Class A+ ...............      531,473
  13,717    Broadridge Financial Solutions, Inc. ...      227,428
  19,069    CA, Inc. ...............................      332,373
   2,836    Ciena Corp.+ ...........................       29,353
 184,480    Cisco Systems, Inc.+ ...................    3,438,707
  18,105    Computer Sciences Corp.+ ...............      802,051


                       See Notes to Financial Statements.
                                       14

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

Shares                                                   Value
------                                                   -----
Information Technology (continued)
  25,497    Compuware Corp.+ .......................  $   174,909
     844    Convergys Corp.+ .......................        7,832
  46,800    Dell, Inc.+ ............................      642,564
     846    Diebold, Inc. ..........................       22,301
  83,728    eBay, Inc.+ ............................    1,434,261
 230,833    EMC Corp.+ .............................    3,023,912
   4,362    Fidelity National Information
            Services, Inc. .........................       87,065
   7,484    Fiserv, Inc.+ ..........................      342,019
   7,735    Global Payments, Inc. ..................      289,753
   3,958    Google, Inc., Class A+ .................    1,668,653
   3,137    Harris Corp. ...........................       88,965
     122    Harris Stratex Networks, Inc.,
            Class A+ ...............................          791
   6,882    Hewitt Associates, Inc., Class A+ ......      204,946
  84,743    Hewlett-Packard Co. ....................    3,275,317
  15,741    Ingram Micro, Inc., Class A+ ...........      275,468
 178,568    Intel Corp. ............................    2,955,300
  38,393    International Business
            Machines Corp. .........................    4,008,997
   3,076    Intersil Corp., Class A ................       38,665
  12,626    Jabil Circuit, Inc. ....................       93,685
  16,830    JDS Uniphase Corp.+ ....................       96,268
  27,825    Juniper Networks, Inc.+ ................      656,670
  27,389    Lam Research Corp.+ ....................      712,114
   1,778    Lender Processing Services, Inc. .......       49,375
   2,459    Lexmark International, Inc.,
            Class A+ ...............................       38,975
  16,473    MEMC Electronic Materials, Inc.+ .......      293,384
  11,925    Micron Technology, Inc.+ ...............       60,340
 274,811    Microsoft Corp. ........................    6,532,257
  16,951    Molex, Inc. ............................      263,588
   4,701    National Semiconductor Corp. ...........       58,998
  40,235    NetApp, Inc.+ ..........................      793,434
  27,811    Novell, Inc.+ ..........................      125,984
  11,857    Novellus Systems, Inc.+ ................      198,012
  97,108    Oracle Corp. ...........................    2,080,053
  12,293    Paychex, Inc. ..........................      309,784
   9,436    QLogic Corp.+ ..........................      119,648
  31,250    QUALCOMM, Inc. .........................    1,412,500
   9,805    SAIC, Inc.+ ............................      181,883
  10,696    Sun Microsystems, Inc.+ ................       98,617
   8,026    Sybase, Inc.+ ..........................      251,535
  23,767    Symantec Corp.+ ........................      369,815
   9,853    Synopsys, Inc.+ ........................      192,232
 119,100    Taiwan Semiconductor
            Manufacturing Co., Ltd. ADR ............    1,120,731
     599    Tech Data Corp.+ .......................       19,593
  19,985    Tellabs, Inc.+ .........................      114,514
  14,193    Teradata Corp.+ ........................      332,542
  10,574    Teradyne, Inc.+ ........................       72,538
  81,747    Texas Instruments, Inc. ................    1,741,211
  13,328    Total System Services, Inc. ............      178,462
  65,561    Tyco Electronics, Ltd.+ ................    1,218,779


Shares                                                  Value
------                                                  -----
Information Technology (continued)
  17,646    VeriSign, Inc.+ ........................  $   326,098
  28,405    Western Digital Corp.+ .................      752,733
  47,867    Western Union Co. (The) ................      785,019
  73,978    Yahoo!, Inc.+ ..........................    1,158,495
                                                      -----------
                                                       53,282,971
                                                      -----------
Materials -- 2.8%
     900    Airgas, Inc. ...........................       36,477
   5,576    Allegheny Technologies, Inc. ...........      194,770
   1,747    Ashland, Inc. ..........................       49,003
   1,099    Ball Corp. .............................       49,631
  28,400    Barrick Gold Corp. .....................      952,820
   1,583    Bemis Co., Inc. ........................       39,892
   4,370    CF Industries Holdings, Inc. ...........      323,992
   4,583    Cliffs Natural Resources, Inc. .........      112,146
   1,344    Commercial Metals Co. ..................       21,544
   6,551    Eastman Chemical Co. ...................      248,283
     214    Ecolab, Inc. ...........................        8,344
   1,340    EI Du Pont de Nemours & Co. ............       34,331
  11,680    Freeport-McMoRan
            Copper & Gold, Inc. ....................      585,285
  19,050    International Paper Co. ................      288,227
  10,571    MeadWestvaco Corp. .....................      173,470
  11,992    Monsanto Co. ...........................      891,485
  14,000    Newmont Mining Corp. ...................      572,180
  34,701    Nucor Corp. ............................    1,541,765
   1,312    Packaging Corp of America ..............       21,254
   1,001    Pactiv Corp.+ ..........................       21,722
   5,990    PPG Industries, Inc. ...................      262,961
   6,135    Reliance Steel & Aluminum Co. ..........      235,523
   1,538    RPM International, Inc. ................       21,594
   1,651    Scotts Miracle-Gro Co. (The),
            Class A ................................       57,868
   2,419    Sealed Air Corp. .......................       44,630
     216    Sonoco Products Co. ....................        5,173
  12,328    Steel Dynamics, Inc. ...................      181,591
   6,066    Terra Industries, Inc. .................      146,918
                                                      -----------
                                                        7,122,879
                                                      -----------
Telecommunication Services -- 3.6%
 188,036    AT&T, Inc. .............................    4,670,814
  37,061    Qwest Communications
            International, Inc. ....................      153,803
 198,797    Sprint Nextel Corp.+ ...................      956,213
   4,720    Telephone & Data Systems, Inc. .........      133,576
 100,317    Verizon Communications, Inc. ...........    3,082,742
                                                      -----------
                                                        8,997,148
                                                      -----------
Utilities -- 2.1%
  12,733    AES Corp. (The)+ .......................      147,830
   1,513    Aqua America, Inc. .....................       27,083
   4,034    Dominion Resources, Inc. ...............      134,816
   9,846    Entergy Corp. ..........................      763,262
  49,545    Exelon Corp. ...........................    2,537,199


                       See Notes to Financial Statements.
                                       15

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

Shares                                                   Value
------                                                   -----
Utilities (continued)
   6,153    FPL Group, Inc. ........................  $   349,860
   2,231    MDU Resources Group, Inc. ..............       42,322
   1,329    NSTAR ..................................       42,674
  12,705    PG&E Corp. .............................      488,380
   6,131    Public Service Enterprise Group, Inc. ..      200,055
   7,756    UGI Corp. ..............................      197,701
  15,710    Xcel Energy, Inc. ......................      289,221
                                                      -----------
                                                        5,220,403
                                                      -----------
Total Common Stock (Cost $244,648,715) .............  243,581,717
                                                      -----------
                              Maturity
                                Date          Par
                                ----          ---
U.S.TREASURY OBLIGATIONS -- 1.7%
United States Treasury Bill(a)
0.172%(c)                     10/22/09    $1,100,000    1,099,309
0.202%                        10/08/09     3,300,000    3,298,320
                                                      -----------
Total U.S. Treasury Obligations
(Cost $4,397,692)                                       4,397,629
                                                      -----------
CASH EQUIVALENT -- 0.9%
Cash Equivalent -- 0.9%
2,200,848   PNC Institutional Money
            Market Trust, 0.050%(b) ................    2,200,848
                                                      -----------
Total Cash Equivalent (Cost $2,200,848)                 2,200,848
                                                      -----------
Total Investments -- 100.2%
(Cost $251,247,255)                                   250,180,194
Other Assets & Liabilities, Net -- (0.2)%                (569,983)
                                                      -----------
NET ASSETS -- 100.0%                                 $249,610,211
                                                     ============

ADR - American Depositary Receipt
  + Non-income  producing security.
(a) The rate reported is the effective yield at time of purchase.
(b) The rate reported is the effective yield as of June 30, 2009.
(c) Security held at broker as collateral for open futures contracts.

FUTURES CONTRACTS - LONG POSITIONS

 Number
   of                                                 Unrealized
Contracts                                            Appreciation
----------                                           ------------
   87            E-Mini S&P 500,
                 Expires September 2009 ............      $23,890
                                                          =======

                       See Notes to Financial Statements.
                                       16

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND                                                      JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

Shares                                                   Value
------                                                   -----
INVESTMENTS IN UNDERLYING FUNDS -- 99.8%
4,766,998   Wilshire Large Cap Core
            130/30 Fund* ...........................  $29,174,028
4,235,360   Wilshire Variable Insurance Trust
            Equity Fund* ...........................   58,532,682
5,459,604   Wilshire Variable Insurance Trust
            Income Fund* ...........................   61,038,369
                                                      -----------
Total Investments in Underlying Funds -- 99.8%
(Cost $167,033,246)                                   148,745,079
Other Assets & Liabilities, Net -- 0.2%                   290,442
                                                      -----------
NET ASSETS -- 100.0%                                 $149,035,521
                                                     ============

* Affiliated Fund


                       See Notes to Financial Statements.
                                       17

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

                           Maturity
                             Date          Par          Value
                           --------        ----         -----
ASSET BACKED SECURITIES -- 3.0%
Amortizing Residential Collateral Trust
0.594%(a)                 01/01/32       $ 34,293    $    14,048
Bayview Financial Acquisition Trust
0.983%(a)                 02/28/44         95,742         73,609
Conseco Finance Securitizations Corp.
8.500%(a)(j)              03/01/33        368,564         20,334
Conseco Financial Corp.
9.150%                    01/15/18         17,086         11,179
Countrywide Home Equity Loan Trust
0.489%(a)                 05/15/36        341,451        129,587
Delta Funding Home Equity Loan Trust
7.040%                    06/25/27          5,476          5,462
Green Tree Home Improvement
  Loan Trust
7.600%                    07/15/20          4,454          3,437
Green Tree Recreational Equipment &
  Consumer Trust
7.250%                    03/15/29         27,255         12,068
Lehman XS Trust
0.574%(a)                 02/25/46        295,251        123,656
Morgan Stanley Mortgage Loan Trust
0.464%(a)                 03/25/36        166,132         30,127
MSDWCC Heloc Trust
0.504%(a)                 07/25/17         22,048          9,236
Nelnet Student Loan Trust
2.572%(a)                 04/25/24        200,000        197,056
SACO I, Inc.
0.444%(a)                 06/25/36        228,256         15,811
0.484%(a)                 03/25/36        202,956         31,904
0.594%(a)                 09/25/35         57,359         31,357
Salomon Brothers Mortgage
  Securities VII, Inc.
0.614%(a)                 03/25/32         28,632         25,524
Securitized Asset Backed
  Receivables LLC Trust
0.544%(a)                 02/25/37        881,592        348,899
SG Mortgage Securities Trust
0.554%(a)                 12/25/36        852,011        425,733
WAMU Asset-Backed Certificates
0.404%(a)                 05/25/37        606,981        456,846
0.484%(a)                 05/25/37      1,300,000        539,081
0.604%(a)                 05/25/47      1,300,000        347,301
                                                     -----------
Total Asset Backed Securities
(Cost $6,695,254)                                      2,852,255
                                                     -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 26.6%
Agency Mortgage-Backed Obligations -- 17.0%
Federal Home Loan Mortgage Corp.
5.000%                    10/01/33        544,182        556,491
5.000%                    08/01/33        829,856        848,625
5.000%                    09/01/33        551,244        563,712
5.000%                    09/01/33        266,979        273,017
5.000%                    09/01/33        244,791        250,327
5.558%(a)                 01/01/38      1,092,446      1,143,729
5.640%(a)                 05/01/37      1,127,819      1,182,758


                           Maturity
                             Date           Par         Value
                           -------          ---         -----
Agency Mortgage-Backed Obligations (continued)
Federal National Mortgage Association
5.000%                    06/01/35      $ 687,832    $   703,174
5.000%                    12/01/35      2,560,828      2,617,946
5.346%(a)                 08/01/37        425,131        443,341
5.500%                    08/01/37        769,709        797,483
5.500%                    11/01/36        677,057        700,324
5.500%                    02/01/22         75,026         78,620
5.500%                    04/01/36      1,147,035      1,181,256
5.500%                    11/01/21         88,343         92,644
5.500%                    09/01/35      2,502,350      2,592,645
6.048%(a)                 01/01/37        615,388        646,042
6.500%                    11/01/37        107,290        114,417
7.000%                    05/01/32         56,614         62,427
Government National Mortgage
  Association
5.500%                    05/15/36        129,887        134,524
6.000%                    05/15/33        158,612        166,611
6.000%                    03/15/35        824,024        861,202
6.000%                    03/15/37        240,786        251,160
                                                     -----------
                                                      16,262,475
                                                     -----------
Non-Agency Mortgage-Backed Obligations -- 9.6%
American Home Mortgage Assets
0.544%(a)                 05/25/46        268,263         54,184
Asset Securitization Corp.
7.150%(a)                 02/14/43        100,000         99,518
Banc of America Commercial
  Mortgage, Inc.
5.620%                    02/10/51         10,000          7,501
5.837%(a)                 07/10/14         60,000         45,813
Banc of America Funding Corp.
4.839%(a)                 09/20/35      1,601,941        743,820
Banc of America Mortgage
  Securities, Inc.
5.408%(a)                 02/25/34         19,667         16,738
Bear Stearns Adjustable Rate
  Mortgage Trust
5.278%(a)                 11/25/34         92,319         76,672
5.395%(a)                 02/25/34         69,986         55,104
Bear Stearns Commercial
  Mortgage Securities
5.405%(a)                 12/11/40        500,000        444,797
Citigroup Mortgage Loan Trust, Inc.
4.172%(a)                 09/25/34         79,071         60,110
5.245%(a)                 02/25/34         75,896         62,843
Countrywide Alternative Loan Trust
0.525%(a)                 03/20/46         82,649         33,874
0.624%(a)                 10/25/35        128,738         58,375
4.947%(a)                 09/25/34        130,599         85,883
First Horizon Asset Securities, Inc.
4.504%(a)                 02/25/35        414,582        354,385
GE Capital Commercial Mortgage Corp.
5.543%                    12/10/49        210,000        145,069
Greenpoint Mortgage Funding Trust
0.524%(a)                 04/25/36        645,578        235,569


                       See Notes to Financial Statements.
                                       18

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

                            Maturity
                              Date          Par          Value
                            --------        ---          -----
Non-Agency Mortgage-Backed Obligations (continued)
Harborview Mortgage Loan Trust
0.463%(a)                   03/19/38     $1,016,531    $   391,101
0.533%(a)                   05/19/35        144,104         64,417
Homebanc Mortgage Trust
0.614%(a)                   05/25/37        167,051        100,022
Impac CMB Trust
0.584%(a)                   05/25/35        133,322         59,414
Indymac INDA Mortgage Loan Trust
6.142%(a)                   11/25/37        123,016         80,249
Indymac Index Mortgage Loan Trust
0.434%(a)                   07/25/36        393,318        138,283
0.514%(a)                   06/25/47        354,948        147,133
0.574%(a)                   06/25/35        578,391        255,697
4.714%(a)                   03/25/35        135,523         65,902
5.099%(a)                   09/25/35         84,607         52,308
JP Morgan Chase Commercial
  Mortgage Securities Corp.
5.420%                      01/15/49        100,000         73,609
5.429%                      12/12/43        450,000        363,793
5.457%(a)                   01/12/43        100,000         85,981
LB-UBS Commercial Mortgage Trust
4.954%                      09/15/30        500,000        428,407
Luminent Mortgage Trust
0.504%(a)                   05/25/46        290,087        108,388
Master Adjustable Rate Mortgages Trust
0.514%(a)                   05/25/47        949,026        383,216
2.140%(a)                   12/25/46        304,969         86,617
4.781%(a)                   02/25/35        356,371        184,800
5.372%(a)                   12/25/34         20,086         13,196
Morgan Stanley Capital I
4.989%                      08/13/42        240,000        205,040
5.692%(a)                   04/15/49        670,000        488,378
Morgan Stanley Mortgage Loan Trust
0.634%(a)                   01/25/35        284,765        139,628
4.149%(a)                   07/25/35        180,890        104,358
4.579%(a)                   08/25/34        137,906         96,970
Prime Mortgage Trust
8.000%                      07/25/34        200,630        160,426
RBSGC Mortgage Pass Through
  Certificates
0.764%(a)                   01/25/37        341,291        133,088
Residential Accredit Loans, Inc.
0.404%(a)                   10/25/46        268,301        219,755
0.674%(a)                   01/25/37        368,823        181,212
Residential Asset Securitization Trust
4.750%                      02/25/19        667,084        656,869
Structured Adjustable Rate
  Mortgage Loan Trust
3.967%(a)                   11/25/34        131,814         94,112
5.149%(a)                   01/25/35        148,558        100,540
Thornburg Mortgage Securities Trust
6.190%(a)                   09/25/37        370,401        238,060
6.207%(a)                   09/25/37        393,835        284,638


                            Maturity
                              Date          Par           Value
                            --------        ---           -----
Non-Agency Mortgage-Backed Obligations (continued)
WaMu Mortgage Pass Through
  Certificates
0.544%(a)                   04/25/45       $139,032    $    71,213
4.825%(a)                   10/25/35        365,098        284,219
Washington Mutual MSC Mortgage
  Pass-Through Certificates
4.104%(a)                   01/25/35         63,658         47,052
Wells Fargo Mortgage Backed
  Securities Trust
5.241%(a)                   04/25/36         95,660         70,148
                                                        ----------
                                                         9,238,494
                                                        ----------
Total Collateralized Mortgage Obligations
(Cost $30,958,950)                                      25,500,969
                                                        ----------
 Shares
     --
COMMON STOCK -- 0.0%
  10,000 CB Premiere Escrow Security(j)                         --
                                                        ----------
Total Common Stock (Cost $--)                                   --
                                                        ----------
                            Maturity
                              Date           Par
                              ----           ---
CORPORATE BONDS -- 29.3%
Consumer Discretionary -- 3.1%
Boyd Gaming Corp.
6.750%                      04/15/14       $ 10,000          8,100
7.125%                      02/01/16         10,000          7,412
Caesars Entertainment, Inc.
8.125%                      05/15/11         12,000          9,960
CCH I LLC/CCH I Capital
11.000%(b)(j)               10/01/15         50,000          6,000
Cengage Learning Acquisitions, Inc.
10.500%                     01/15/15         40,000         32,400
Comcast Corp.
6.500%                      01/15/15        665,000        705,356
6.500%                      01/15/17        200,000        212,173
Cricket Communications, Inc.
7.750%(c)                   05/15/16         80,000         77,000
CSC Holdings, Inc.
7.625%                      04/01/11         20,000         19,800
8.625%(c)                   02/15/19         30,000         29,175
Daimler Finance NA LLC
6.500%                      11/15/13         30,000         30,496
7.300%                      01/15/12        135,000        139,799
DI Finance/DynCorp International
9.500%                      02/15/13         10,000          9,650
DirecTV Holdings LLC/DirecTV
  Financing Co.
8.375%                      03/15/13         40,000         40,100
Eastman Kodak Co.
7.250%                      11/15/13         35,000         21,350


                       See Notes to Financial Statements.
                                       19

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

                            Maturity
                              Date           Par          Value
                            --------         ---          -----
Consumer Discretionary (continued)
Ecostar DBS Corp.
7.000%                      10/01/13     $   20,000    $    19,000
7.750%                      05/31/15         40,000         38,100
General Motors Corp.
8.250%(b)                   07/15/23         70,000          8,575
8.375%(h)(k)                07/05/33         30,000          4,838
Hertz Corp.
8.875%                      01/01/14         35,000         32,200
Inn of the Mountain Gods Resort & Casino
12.000%(b)                  11/15/10         10,000          4,000
Intelsat Corp.
9.250%(c)                   08/15/14         90,000         87,075
Intelsat Jackson Holdings, Ltd.
9.500%(c)                   06/15/16         15,000         15,075
J.C. Penney Corp., Inc.
7.400%                      04/01/37         10,000          7,892
McDonald's Corp. MTN
5.350%                      03/01/18         80,000         84,560
MGM Mirage
10.375%(c)                  05/15/14          5,000          5,188
11.125%(c)                  11/15/17         20,000         21,200
MGM Mirage, Inc.
6.750%                      09/01/12         10,000          7,100
7.625%                      01/15/17         60,000         38,850
Mohegan Tribal Gaming Authority
8.000%                      04/01/12          5,000          3,800
Qwest Corp.
6.875%                      09/15/33         20,000         14,600
Reed Elsevier Capital, Inc.
8.625%                      01/15/19        120,000        136,341
Service Corp. International
6.750%                      04/01/16         30,000         27,075
7.500%                      04/01/27         30,000         23,550
Station Casinos, Inc.
6.000%(j)                   04/01/12         20,000          6,900
7.750%(b)(j)                08/15/16         70,000         24,150
Suburban Propane Partners
6.875%                      12/15/13         30,000         27,600
Time Warner Cable, Inc.
6.750%                      06/15/39         80,000         77,863
7.300%                      07/01/38        130,000        135,424
8.250%                      04/01/19        250,000        283,654
8.750%                      02/14/19         80,000         93,352
Time Warner, Inc.
6.875%                      05/01/12        290,000        310,226
Verizon Global Funding Corp.
4.375%                      06/01/13         35,000         35,712
                                                       -----------
                                                         2,922,671
                                                       -----------
Consumer Staples -- 0.9%
Altria Group, Inc.
9.700%                      11/10/18         10,000         11,483
CVS Caremark Corp.
6.600%                      03/15/19        380,000        406,031

                            Maturity
                              Date           Par          Value
                            --------         ---          -----
Consumer Staples (continued)
Dr Pepper Snapple Group, Inc.
6.820%                      05/01/18       $110,000    $   116,327
PepsiCo, Inc.
7.900%                      11/01/18        190,000        231,552
Reynolds American, Inc.
6.750%                      06/15/17         90,000         84,033
                                                       -----------
                                                           849,426
                                                       -----------
Energy -- 5.6%
Anadarko Petroleum Corp.
6.450%                      09/15/36        350,000        314,621
8.700%                      03/15/19         40,000         44,809
Apache Corp.
6.000%                      09/15/13        180,000        195,854
Baker Hughes, Inc.
7.500%                      11/15/18        250,000        292,765
Chesapeake Energy Corp.
6.250%                      01/15/18         25,000         20,750
6.375%                      06/15/15         10,000          8,900
7.250%                      12/15/18         85,000         73,950
Complete Production Services, Inc.
8.000%                      12/15/16         75,000         64,125
ConocoPhillips
4.750%                      10/15/12         80,000         84,288
5.900%                      05/15/38        210,000        209,693
Dynegy Holdings, Inc.
7.750%                      06/01/19        115,000         89,556
El Paso Corp.
7.000%                      06/15/17        250,000        227,688
7.750%                      01/15/32         40,000         32,561
7.800%                      08/01/31        611,000        498,398
Energy Transfer Partners LP
6.700%                      07/01/18        160,000        163,568
Hess Corp.
7.300%                      08/15/31        297,000        306,576
7.875%                      10/01/29         60,000         65,079
8.125%                      02/15/19        160,000        182,153
Kerr-McGee Corp.
6.950%                      07/01/24         10,000          9,279
7.875%                      09/15/31        155,000        151,249
Kinder Morgan Energy Partners LP
5.000%                      12/15/13         25,000         24,599
5.850%                      09/15/12         10,000         10,425
5.950%                      02/15/18        180,000        176,199
6.000%                      02/01/17        150,000        148,810
6.750%                      03/15/11         10,000         10,481
6.950%                      01/15/38        200,000        193,738
7.125%                      03/15/12          5,000          5,346
Occidental Petroleum Corp.
7.000%                      11/01/13        320,000        366,360
Peabody Energy Corp.
6.875%                      03/15/13         28,000         27,720
Pemex Project Funding Master Trust
6.625%                      06/15/35        207,000        187,218

                       See Notes to Financial Statements.
                                       20

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

                            Maturity
                              Date           Par          Value
                            --------         ---          -----
Energy (continued)
Pride International, Inc.
7.375%                      07/15/14     $   20,000    $    19,850
SandRidge Energy, Inc.
9.875%(c)                   05/15/16         80,000         77,200
Southern Natural Gas Co.
5.900%(c)                   04/01/17         30,000         29,055
8.000%                      03/01/32         75,000         79,359
Tennessee Gas Pipeline Co.
7.625%                      04/01/37        150,000        151,921
Williams, Inc.
7.500%                      01/15/31        363,000        319,440
7.750%                      06/15/31         80,000         72,000
XTO Energy, Inc.
5.500%                      06/15/18         88,000         88,181
6.750%                      08/01/37         30,000         31,319
7.500%                      04/15/12        296,000        327,893
                                                       -----------
                                                         5,382,976
                                                       -----------
Financials -- 10.7%
Allstate Life Global Funding Trust MTN
5.375%                      04/30/13        100,000        103,399
American Express Co.
6.800%(a)                   09/01/66        115,000         82,800
American Express Credit Corp. MTN
5.875%                      05/02/13         70,000         69,508
American General Finance Corp. MTN
6.900%                      12/15/17        320,000        173,274
American International Group, Inc.
5.850%                      01/16/18         40,000         21,162
6.250%                      03/15/37        200,000         49,500
BAC Capital Trust XIV
5.630%(a)                   03/15/12         10,000          5,000
Bank of America Corp.
7.625%                      06/01/19        250,000        251,115
Bear Stearns Co., Inc.
7.250%                      02/01/18        350,000        368,896
Caterpillar Financial Services Corp. MTN
6.200%                      09/30/13        260,000        275,277
Citigroup, Inc.
2.125%                      04/30/12        150,000        150,659
4.125%                      02/22/10        400,000        400,098
5.000%                      09/15/14        315,000        264,070
6.500%                      08/19/13         60,000         58,334
6.875%                      03/05/38        320,000        282,613
Countrywide Financial Corp.
6.250%                      05/15/16         50,000         44,359
Countrywide Home Loans, Inc. MTN
5.625%                      07/15/09        500,000        500,265
Ford Motor Credit Co. LLC
5.879(a)%                   06/15/11        103,000         89,352
7.375%                      02/01/11         60,000         54,317
7.375%                      10/28/09        270,000        267,686
8.000%                      12/15/16        420,000        321,102
12.000%                     05/15/15        340,000        317,953


                            Maturity
                              Date          Par           Value
                            --------       ----           -----
Financials (continued)
Forest City Enterprises, Inc.
6.500%                      02/01/17     $    8,000    $     4,400
General Electric Capital Corp.
5.625%                      05/01/18        260,000        246,322
6.375%(a)                   11/15/67        420,000        280,233
6.875%                      01/10/39        470,000        423,053
GMAC LLC
6.875%(c)                   09/15/11        354,000        309,750
7.250%(c)                   03/02/11        104,000         95,160
7.500%(c)                   12/31/13         69,000         53,475
7.750%(c)                   01/19/10        384,000        374,400
8.000%(c)                   12/31/18         41,000         26,035
Goldman Sachs Capital II
5.793%(a)                   12/29/49         20,000         12,189
Goldman Sachs Group, Inc.
6.600%                      01/15/12        290,000        308,770
7.500%                      02/15/19        140,000        149,908
HSBC Finance Corp. MTN
4.625%                      09/15/10        400,000        403,256
6.375%                      11/27/12         40,000         40,686
JPMorgan Chase & Co.
5.125%                      09/15/14        595,000        592,120
5.150%                      10/01/15        200,000        197,144
5.750%                      01/02/13        195,000        201,099
Lehman Brothers Holdings
  Capital Trust VII MTN
5.857%(b)                   11/29/49        200,000             20
Lehman Brothers Holdings, Inc. MTN
6.200%(b)                   09/26/14         80,000         11,800
6.500%(b)                   07/19/17        160,000             16
6.750%(b),(e)               12/28/17        340,000             34
MetLife, Inc.
6.400%                      12/15/36         40,000         28,600
Morgan Stanley
1.557%(a)                   10/18/16         40,000         32,353
5.625%                      01/09/12        300,000        307,022
5.750%                      08/31/12         70,000         72,325
6.625%                      04/01/18        100,000         99,691
SLM Corp. MTN
5.000%                      04/15/15         10,000          7,618
5.000%                      10/01/13        355,000        287,144
5.050%                      11/14/14         50,000         38,685
5.375%                      05/15/14        345,000        277,280
5.625%                      08/01/33         35,000         21,549
SunTrust Capital VIII
6.100%(a)                   12/15/36         50,000         32,479
SunTrust Preferred Capital I
5.853%(a)                   12/15/11         11,000          7,480
Travelers Cos., Inc. (The)
6.250%(a)                   03/15/37        270,000        217,610
Unilever Capital Corp.
7.125%                      11/01/10         55,000         58,724


                       See Notes to Financial Statements.
                                       21

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

                            Maturity
                             Date            Par          Value
                            --------         ---          -----
Financials (continued)
Ventas Realty
9.000%(g)                   05/01/12     $   10,000    $    10,300
Wachovia Capital Trust III
5.800%(a)                   03/15/11         80,000         48,000
Wachovia Corp.
5.625%                      10/15/16        690,000        659,163
Wells Fargo & Co.
5.000%                      11/15/14          5,000          4,991
5.300%                      08/26/11         90,000         95,167
Wells Fargo Capital X
5.950%                      12/15/36        100,000         74,000
                                                       -----------
                                                        10,260,790
                                                       -----------
Health Care -- 1.3%
AmerisourceBergen Corp.
5.875%                      09/15/15         20,000         19,063
Community Health Systems, Inc.
8.875%                      07/15/15         70,000         68,600
DaVita, Inc.
6.625%                      03/15/13         85,000         80,113
GlaxoSmithKline Capital, Inc.
5.650%                      05/15/18        380,000        402,498
HCA, Inc.
6.250%                      02/15/13         14,000         12,250
6.300%                      10/01/12         59,000         54,132
7.500%                      11/15/95         20,000         10,482
7.690%                      06/15/25         30,000         18,423
9.125%                      11/15/14         10,000          9,900
9.250%                      11/15/16         60,000         59,250
9.625%                      11/15/16         21,000         20,790
Humana, Inc.
7.200%                      06/15/18         60,000         54,068
Tenet Healthcare Corp.
9.000%(e)                   05/01/15         60,000         60,450
9.250%                      02/01/15         71,000         64,965
10.000%(e)                  05/01/18         60,000         63,000
UnitedHealth Group, Inc.
6.000%                      02/15/18         40,000         38,389
WellPoint, Inc.
5.875%                      06/15/17         20,000         19,574
Wyeth
5.950%                      04/01/37        200,000        206,906
                                                       -----------
                                                         1,262,853
                                                       -----------
Industrials -- 1.1%
AMC Entertainment, Inc.
8.750%(c)                   06/01/19          5,000          4,700
Boeing Co.
6.000%                      03/15/19        100,000        109,043
Delta Air Lines, Inc.
6.821%                      08/10/22        363,024        301,310
7.570%                      11/18/10        200,000        191,000
RailAmerica, Inc.
9.250%(c)                   07/01/17        120,000        115,800


                            Maturity
                              Date          Par          Value
                            --------        ---          -----
Industrials (continued)
Terex Corp.
7.375%                      01/15/14     $   20,000    $    18,300
United Parcel Service, Inc.
4.500%                      01/15/13        330,000        346,078
                                                       -----------
                                                         1,086,231
                                                       -----------
Information Technology -- 0.0%
Freescale Semiconductor, Inc.
8.875%                      12/15/14         20,000         10,100
Xerox Corp.
6.750%                      02/01/17         10,000          9,100
                                                       -----------
                                                            19,200
                                                       -----------
Materials -- 0.9%
Alcoa, Inc.
6.000%                      07/15/13        210,000        205,171
Freeport-McMoRan Copper & , Inc.
8.375%                      04/01/17        345,000        347,587
PPG Industries, Inc.
5.750%                      03/15/13         30,000         31,185
6.650%                      03/15/18         30,000         31,894
Steel Dynamics, Inc.
6.750%                      04/01/15         60,000         53,400
7.375%                      11/01/12         15,000         14,213
Teck Resources, Ltd.
9.750%(c)                   05/15/14         10,000         10,350
10.250%(c)                  05/15/16         10,000         10,475
10.750%(c)                  05/15/19         15,000         16,125
Westlake Chemical Corp.
6.625%                      01/15/16         12,000         10,500
Weyerhaeuser Co.
6.750%                      03/15/12        125,000        125,045
                                                       -----------
                                                           855,945
                                                       -----------
Telecommunication Services -- 1.8%
AT&T, Inc.
5.100%                      09/15/14         80,000         83,103
6.550%                      02/15/39        270,000        269,520
Bellsouth Capital Funding Corp.
7.875%                      02/15/30        160,000        176,760
BellSouth Corp.
4.750%                      11/15/12         10,000         10,353
Frontier Communications Corp.
9.250%                      05/15/11         10,000         10,425
Level 3 Financing, Inc.
9.250%                      11/01/14         25,000         20,500
New Cingular Wireless Services, Inc.
8.125%                      05/01/12         85,000         95,164
News America, Inc.
6.650%                      11/15/37         10,000          8,995
Nextel Communications, Inc.
5.950%                      03/15/14         15,000         11,813
7.375%                      08/01/15         20,000         15,950

                       See Notes to Financial Statements.
                                       22

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED) (UNAUDITED)

                            Maturity
                              Date           Par        Value
                            --------         ---          --
Telecommunication Services (continued)
Qwest Communications
  International, Inc.
7.500%                      02/15/14       $ 28,000  $       25,550
Sprint Capital Corp.
6.900%                      05/01/19        230,000         190,325
8.375%                      03/15/12         40,000          39,600
8.750%                      03/15/32         25,000          20,125
Verizon Communications, Inc.
5.500%                      02/15/18        210,000         208,553
6.100%                      04/15/18        165,000         169,250
8.950%                      03/01/39        200,000         253,328
Windstream Corp.
8.625%                      08/01/16         85,000          81,388
                                                        -----------
                                                          1,690,702
                                                        -----------
Utilities -- 3.9%
AES Corp. (The)
7.750%                      03/01/14          3,000           2,842
7.750%                      10/15/15         70,000          65,100
8.000%                      06/01/20        310,000         278,225
8.000%                      10/15/17        400,000         374,000
8.875%                      02/15/11         19,000          19,285
9.375%                      09/15/10         63,000          63,630
Dominion Resources, Inc.
4.750%                      12/15/10         30,000          30,833
5.700%                      09/17/12        260,000         276,561
Duke Energy Carolinas LLC
5.625%                      11/30/12        380,000         407,271
Edison Mission Energy
7.000%                      05/15/17         30,000          23,025
7.200%                      05/15/19         80,000          59,600
7.625%                      05/15/27         40,000          25,600
7.750%                      06/15/16         30,000          24,450
Energy Future Holdings Corp.
5.550%                      11/15/14         40,000          25,257
6.500%                      11/15/24         70,000          35,076
6.550%                      11/15/34        170,000          81,729
11.250%                     11/01/17      1,505,200         918,172
Exelon Corp.
5.625%                      06/15/35        210,000         169,038
FirstEnergy Corp.
6.450%                      11/15/11        150,000         156,564
7.375%                      11/15/31        360,000         339,789
NRG Energy, Inc.
7.250%                      02/01/14         55,000          53,350
7.375%                      01/15/17         20,000          18,850
7.375%                      02/01/16         35,000          33,119
Pacific Gas & Electric Co.
5.800%                      03/01/37         10,000          10,050
6.050%                      03/01/34        220,000         228,236
8.250%                      10/15/18         20,000          24,407
                                                        -----------
                                                          3,744,059
                                                        -----------
Total Corporate Bonds (Cost $30,885,783)                 28,074,853
                                                        -----------

                            Maturity
                             Date            Par         Value
                             -----           ---         -----
FOREIGN BONDS -- 12.1%
Australia -- 0.3%
Rio Tinto Finance USA, Ltd.
6.500%(g)                   07/15/18      $ 250,000   $     250,146
                                                       -----------
Canada -- 0.6%
Anadarko Finance Co.
6.750%(g)                   05/01/11        200,000         208,160
Canadian Government
4.000%(h)                   12/01/31         37,398          44,476
Conoco Funding Co.
7.250%(g)                   10/15/31         35,000          38,368
6.350%(g)                   10/15/11         70,000          76,397
Hydro Quebec
6.300%(g)                   05/11/11         60,000          65,030
OPTI Canada, Inc.
8.250%(g)                   12/15/14         45,000          29,700
7.875%(g)                   12/15/14         70,000          45,325
Rogers Cable, Inc.
6.750%(g)                   03/15/15         10,000          10,592
Rogers Wireless, Inc.
6.375%(g)                   03/01/14         10,000          10,719
Sun Media Corp.
7.625%(g)                   02/15/13         10,000           6,575
                                                        -----------
                                                            535,342
                                                        -----------
Cayman Islands -- 0.7%
MUFG Capital Finance 1, Ltd.
6.346%(a)(g)                07/25/49        100,000          87,541
Petrobras International Finance Co.
6.125%(g)                   10/06/16        100,000         102,500
Systems 2001 AT LLC
6.664%(c)(g)                09/15/13        285,920         285,920
Vale Overseas, Ltd.
6.875%(g)                   11/21/36        185,000         175,658
                                                        -----------
                                                            651,619
                                                        -----------
France -- 2.2%
Cie Generale de Geophysique-Veritas
7.750%(g)                   05/15/17         70,000          63,700
7.500%(g)                   05/15/15         25,000          22,937
France Government OAT
3.750%(h)                   04/25/17      1,430,000       2,051,082
                                                        -----------
                                                          2,137,719
                                                        -----------
Germany -- 0.8%
Bundesrepublik Deutschland
3.750%(h)                   01/04/17        250,000         364,551
3.750%(h)                   01/04/15        240,000         354,253
                                                        -----------
                                                            718,804
                                                        -----------
Japan -- 0.1%
Aiful Corp.
6.000%(c)(g)                12/12/11        200,000          98,000
                                                        -----------


                       See Notes to Financial Statements.
                                       23

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

                            Maturity
                              Date           Par          Value
                              ----           ---          -----
Luxembourg -- 1.4%
FMC Finance III SA
6.875%(g)                   07/15/17      $ 145,000    $    134,850
Telecom Italia Capital SA
6.999%(g)                   06/04/18         30,000          30,350
5.250%(g)                   10/01/15        210,000         202,721
5.250%(g)                   11/15/13         35,000          34,321
4.950%(g)                   09/30/14         40,000          38,293
Tyco International Finance SA
6.750%(g)                   02/15/11         80,000          83,110
6.375%(g)                  10/15/11         100,000         105,373
6.000%(g)                   11/15/13        220,000         223,700
Tyco International, Ltd.
7.000%(g)                   12/15/19        378,000         371,923
6.875%(g)                   01/15/29        150,000         141,842
                                                        -----------
                                                          1,366,483
                                                        -----------
Marshall Islands -- 0.0%
Teekay Corp.
8.875%(g)                   07/15/11         19,000          18,858
                                                        -----------
Mexico -- 0.3%
America Movil SAB de CV
5.625%(g)                   11/15/17         80,000          78,192
Kansas City Southern de
  Mexico SA de CV
12.500%(c)(g)               04/01/16         55,000          55,825
9.375%(g)                   05/01/12         20,000          19,000
Mexico Government International
  Bond MTN
6.750%(g)                   09/27/34        152,000         153,292
                                                        -----------
                                                            306,309
                                                        -----------
Netherlands -- 0.5%
Deutsche Telekom International
  Finance BV
5.750%(g)                   03/23/16        195,000         199,653
Koninklijke KPN NV
8.000%(g)                   10/01/10        230,000         241,334
                                                        -----------
                                                            440,987
                                                        -----------
Norway -- 1.9%
Eksportfinans A/S MTN
5.500%                      06/26/17      1,800,000       1,800,999
                                                        -----------
Russia -- 0.8%
Russia Federation
7.500%(e)(g)                03/31/30        811,200         798,626
                                                        -----------
Sweden -- 1.4%
Svensk Exportkredit AB MTN
4.875%(g)                   09/29/11      1,300,000       1,372,015
                                                        -----------
United Kingdom -- 1.1%
BP Capital Markets PLC
5.250%(g)                   11/07/13        360,000         386,392
British Telecommunications PLC
9.125%(e)(g)                12/15/10        140,000         148,690



                           Maturity
                             Date            Par           Value
                             ----            ---           -----
United Kingdom (continued)
Diageo Capital PLC
7.375%(g)                   01/15/14       $390,000   $     441,267
Royal Bank of Scotland Group PLC
7.640%(a)(g)                09/29/17        100,000          40,500
                                                        -----------
                                                          1,016,849
                                                        -----------
Total Foreign Bonds (Cost $11,371,099)                   11,512,756
                                                        -----------
 Shares
 ------
PREFERRED STOCK -- 0.1%
  14,850  Federal Home Loan Mortgage
          Corp., Ser Z(a) ..........................         18,117
     500  Federal National Mortgage Association,
          Ser O(a) .................................            775
  10,775  Federal National Mortgage Association,
          Ser S(a) .................................         14,439
   6,250  General Motors Corp. Cnv, Ser B ..........         15,625
   2,000  General Motors Corp. Cnv, Ser C ..........          5,750
     164  GMAC LLC Preferred Blocker,
          Inc. Cnv .................................         70,530
                                                        -----------
Total Preferred Stock (Cost $878,185)                       125,236
                                                        -----------
                           Maturity
                             Date           Par
                              --           ----
U.S. GOVERNMENT & AGENCY
  OBLIGATIONS -- 8.0%
Federal Home Loan Bank
1.625%                      07/27/11  $     740,000         744,071
Federal Home Loan Mortgage Corp.
2.500%                      01/07/14      1,760,000       1,742,863
Federal National Mortgage Association
0.351%(d)                   10/30/09      5,000,000       4,997,145
5.250%                      08/01/12        130,000         135,083
                                                        -----------
Total U.S. Government & Agency Obligations
(Cost $7,606,739)                                         7,619,162
                                                        -----------
U.S.TREASURY OBLIGATIONS -- 13.8%
U.S. Treasury Bill
0.140%(f)                   07/30/09      7,000,000       6,999,118
U.S. Treasury Bonds
4.500%                      05/15/38         85,000          87,776
4.375%                      02/15/38        750,000         757,618
3.500%                      02/15/39        808,000         698,669
U.S. Treasury Inflationary
  Protection Securities
3.875%(i)                   04/15/29        492,704         625,118
3.625%(i)                   04/15/28        408,540         497,142
2.375%(i)                   01/15/27        544,334         563,556
2.000%(i)                   01/15/26      1,240,389       1,214,418
1.750%(i)                   01/15/28        813,960         768,175


                       See Notes to Financial Statements.
                                       24

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND                                                        JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

                            Maturity
                              Date           Par          Value
                             -------         ----         -----
U.S.TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
3.750%                      11/15/18       $ 90,000   $      91,582
3.125%                      05/15/19        192,000         185,700
2.750%                      02/15/19        110,000         103,022
2.625%                      06/30/14        600,000         601,878
1.750%                      03/31/14         20,000          19,344
                                                        -----------
Total U.S. Treasury Obligations
(Cost $13,310,819)                                       13,213,116
                                                        -----------
 Shares
 ------
CASH EQUIVALENT -- 6.4%
6,159,805      PNC Institutional Money
               Market Trust, 0.050%(f)
               (Cost $6,159,805)                          6,159,805
                                                        -----------
Total Investments -- 99.3%
(Cost $107,866,634)                                      95,058,152
Other Assets & Liabilities, Net -- 0.7%                     683,262
                                                        -----------
NET ASSETS -- 100.0%                                   $ 95,741,414
                                                       ============
FORWARD COMMITMENT

                                                   PRINCIPAL
DESCRIPTION      INTEREST RATE   DELIVERY DATE      AMOUNT                VALUE
--------------  ---------------- ----------------  ---------           ----------
TBA PURCHASE COMMITMENTS AT JUNE 30, 2009 -- 23.8%
(COST PAYABLE $22,715,859)
GNMA              4.000%          7/20/09          $ 300,000            $ 289,781
GNMA              4.000%          7/20/09            200,000              192,812
GNMA              4.000%          7/20/09            500,000              482,031
FNMA              5.000%          7/13/09            500,000              508,437
FNMA              5.000%          7/13/09          1,900,000            1,934,438
FNMA              5.000%          7/13/09          3,300,000            3,359,813
FNMA              5.000%          7/13/09          6,000,000            6,108,750
FNMA              5.000%          7/13/09            900,000              916,313
FNMA              5.000%          7/13/09            600,000              610,875
FNMA              5.000%          7/16/09          4,300,000            4,449,158
GNMA              5.000%          7/20/09            300,000              305,813
GNMA              5.000%          7/20/09          1,200,000            1,223,250
FNMA              5.500%          7/13/09            100,000              103,219
FNMA              5.500%          7/13/09            400,000              412,875
FNMA              6.000%          7/13/09          1,800,000            1,917,000
                                                                      -----------
                                                                      $22,814,565
                                                                      ===========
TBA SALE COMMITMENTS AT JUNE 30, 2009 -- (2.3)%
(PROCEEDS RECEIVABLE $2,200,148)
GNMA              4.000%          7/20/09         $ (200,000)         $  (193,187)
FNMA              5.000%          7/13/09         (2,000,000)          (2,036,251)
                                                                      -----------
                                                                      $ (2,229,438)
                                                                      ===========


At June 30, 2009, the Income Fund had the following open forward currency contracts:

                                                       CURRENT       UNREALIZED
                         LOCAL      EXPIRATION          VALUE       APPRECIATION
FOREIGN CURRENCY       CURRENCY        DATE          U.S. DOLLAR   (DEPRECIATION)
----------------       --------     ---------        -----------   --------------
Short Contracts:
Canadian Dollar         214,469      8/19/2009         $ 175,263      $  (9,252)
Euro Currency         1,776,734      8/19/2009         2,312,259       (179,130)
Long Contracts:
Canadian Dollar         152,894      8/19/2009           186,822          7,835
                                                                   ------------
                                                                      $(180,547)
                                                                   =============

    Cnv - Convertible
    FNMA - Federal National Mortgage Association
    GNMA - Government National Mortgage Association
    LLC - Limited Liability Company
    LP - Limited Partnership
    MTN - Medium Term Note
    PLC - Public Limited Company
    TBA - To Be Announced
(a) Variable Rate Security - The rate reported is the rate in effect as of June 30, 2009.
(b) Security is in default on interest payments.
(c) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(d) Discount Note. The rate reported is the effective yield at time of purchase.
(e) Step Bonds - The rate reflected is the effective yield on June 30, 2009. The coupon on a step bond changes on a specified date.
(f) The rate shown is the 7-day effective yield as of June 30, 2009.
(g) Foreign security denominated in U.S. dollars.
(h) Investment in non-U.S. dollars. Par amount reflects principal in local currency.
(i) Inflation protected security. Principal amount periodically adjusted for inflation.
(j) Securities considered illiquid. The total value of such securities as of June 30, 2009 was $57,384 representing 0.06% of net assets.
(k) Subsequent to June 30, 2009, the security was in default on interest payments.
Amounts designated as "--" are either $0, or have been rounded to $0.



                       See Notes to Financial Statements.
                                       25

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
COMMON STOCK -- 99.4%++

Consumer Discretionary -- 14.5%
     152    1-800-Flowers.com, Inc., Class A+ ......  $       292
   1,404    99 Cents Only Stores+ ..................       19,066
   3,663    Aeropostale, Inc.+ .....................      125,531
      80    AFC Enterprises, Inc.+ .................          540
     640    Ambassadors Group, Inc. ................        8,813
   1,084    American Apparel, Inc.+ ................        3,946
   7,299    American Eagle Outfitters, Inc. ........      103,427
     618    American Public Education, Inc.+ .......       24,479
     201    America's Car-Mart, Inc.+ ..............        4,121
     702    Amerigon, Inc.+ ........................        4,282
     872    Ameristar Casinos, Inc. ................       16,594
     902    Arbitron, Inc. .........................       14,333
     251    ArvinMeritor, Inc. .....................        1,102
   1,854    Bally Technologies, Inc.+ ..............       55,472
     789    Bebe Stores, Inc. ......................        5,428
     188    Benihana, Inc., Class A+ ...............        1,188
     732    Big 5 Sporting Goods Corp. .............        8,096
     667    BJ's Restaurants, Inc.+ ................       11,252
     431    Blue Nile, Inc.+ .......................       18,529
      16    Blyth, Inc. ............................          525
      25    Books-A-Million, Inc., Class A .........          178
     472    Bridgepoint Education, Inc.+ ...........        8,024
     798    Buckle, Inc. (The) .....................       25,352
   2,572    Buffalo Wild Wings, Inc.+ ..............       83,641
     658    California Pizza Kitchen, Inc.+ ........        8,745
   3,054    Capella Education Co.+ .................      183,087
     232    Caribou Coffee Co., Inc.+ ..............        1,489
     304    Carmike Cinemas, Inc. ..................        2,547
     358    Carrols Restaurant Group, Inc.+ ........        2,384
   1,515    Carter's, Inc.+ ........................       37,284
     942    Cato Corp. (The), Class A ..............       16,429
     784    CEC Entertainment, Inc.+ ...............       23,112
     487    Charlotte Russe Holding, Inc.+ .........        6,273
     238    Charming Shoppes, Inc.+ ................          885
   2,046    Cheesecake Factory (The)+ ..............       35,396
     259    Cherokee, Inc. .........................        5,133
     812    Childrens Place Retail Stores,
            Inc. (The)+ ............................       21,461
     146    China Automotive Systems, Inc.+ ........          803
     999    ChinaCast Education Corp.+ .............        7,113
   7,374    Choice Hotels International, Inc. ......      196,222
     146    Christopher & Banks Corp. ..............          980
     993    Cinemark Holdings, Inc. ................       11,241
     500    Citi Trends, Inc.+ .....................       12,940
   1,661    CKE Restaurants, Inc. ..................       14,085
   1,977    CKX, Inc.+ .............................       14,017
   1,028    Coinstar, Inc.+ ........................       27,448
   1,541    Coldwater Creek, Inc.+ .................        9,338
     951    Collective Brands, Inc.+ ...............       13,856
   2,007    Cooper Tire & Rubber Co. ...............       19,909
      91    Core-Mark Holding Co., Inc.+ ...........        2,371
   2,725    Corinthian Colleges, Inc.+ .............       46,134




 Shares                                                  Value
 ------                                                  -----
Consumer Discretionary (continued)
     171    CPI Corp. ..............................  $     2,905
     567    Cracker Barrel Old Country
            Store, Inc. ............................       15,819
   1,001    CROCS, Inc.+ ...........................        3,403
     129    Crown Media Holdings, Inc.,
            Class A+ ...............................          215
     447    Deckers Outdoor Corp.+ .................       31,411
   3,246    Denny's Corp.+ .........................        6,979
     161    Destination Maternity Corp.+ ...........        2,685
     599    DineEquity, Inc. .......................       18,683
   1,020    Dolan Media Co.+ .......................       13,046
     117    Domino's Pizza, Inc.+ ..................          876
      62    Dorman Products, Inc.+ .................          858
     456    Dover Downs Gaming &
            Entertainment, Inc. ....................        2,120
     396    Dress Barn, Inc.+ ......................        5,663
     378    Drew Industries, Inc.+ .................        4,600
   2,930    Drugstore.com, Inc.+ ...................        5,333
      24    DSW, Inc., Class A+ ....................          236
     150    Einstein Noah Restaurant
            Group, Inc.+ ...........................        1,298
     496    FGX International Holdings, Ltd.+ ......        5,645
     785    Finish Line, Inc., Class A .............        5,825
   1,597    Fossil, Inc.+ ..........................       38,456
     409    Fred's, Inc., Class A ..................        5,154
      12    Frisch's Restaurants, Inc. .............          354
     426    Fuel Systems Solutions, Inc.+ ..........        8,601
     332    Fuqi International, Inc.+ ..............        6,876
     155    G-III Apparel Group, Ltd.+ .............        1,781
      70    Global Sources, Ltd.+ ..................          503
  11,542    Grand Canyon Education, Inc.+ ..........      193,675
      75    Great Wolf Resorts, Inc.+ ..............          153
   4,701    Guess?, Inc. ...........................      121,192
     788    Gymboree Corp.+ ........................       27,958
      34    Hawk Corp., Class A+ ...................          471
     373    hhgregg, Inc.+ .........................        5,655
  16,540    Hibbett Sports, Inc.+ ..................      297,720
     899    HOT Topic, Inc.+ .......................        6,572
     953    Hovnanian Enterprises, Inc.,
            Class A+ ...............................        2,249
   1,352    HSN, Inc.+ .............................       14,291
   1,266    Interval Leisure Group, Inc.+ ..........       11,799
     661    iRobot Corp.+ ..........................        8,580
     528    Isle of Capri Casinos, Inc.+ ...........        7,033
   1,712    J. Crew Group, Inc.+ ...................       46,258
   1,943    Jack in the Box, Inc.+ .................       43,620
     336    Jo-Ann Stores, Inc.+ ...................        6,945
     623    JOS A Bank Clothiers, Inc.+ ............       21,469
     804    K12, Inc.+ .............................       17,326
     422    Kirkland's, Inc.+ ......................        5,068
     354    Knology, Inc.+ .........................        3,055
   1,965    Krispy Kreme Doughnuts, Inc.+ ..........        5,895
     502    K-Swiss, Inc., Class A .................        4,267
     197    Lakes Entertainment, Inc.+ .............          573

                       See Notes to Financial Statements.
                                       26

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Consumer Discretionary (continued)
     243    Leapfrog Enterprises, Inc., Class A+ ...  $       556
     269    Learning Tree International, Inc.+ .....        2,771
     119    Life Time Fitness, Inc.+ ...............        2,381
     330    Lincoln Educational Services Corp.+ ....        6,907
   2,221    Liz Claiborne, Inc. ....................        6,396
     444    LodgeNet Interactive Corp.+ ............        1,510
   1,384    Lululemon Athletica, Inc.+ .............       18,034
     492    Lumber Liquidators, Inc.+ ..............        7,754
      73    M/I Homes, Inc. ........................          715
      69    Mac-Gray Corp.+ ........................          913
     642    Maidenform Brands, Inc.+ ...............        7,364
      59    Marcus Corp. ...........................          621
     773    Martha Stewart Living Omnimedia,
            Class A+ ...............................        2,365
   1,036    Matthews International Corp., Class A ..       32,240
      50    McCormick & Schmick's Seafood
            Restaurants, Inc.+ .....................          381
     442    Mediacom Communications
            Corp., Class A+ ........................        2,259
      92    Men's Wearhouse, Inc. (The) ............        1,765
     477    Midas, Inc.+ ...........................        4,999
     225    Monarch Casino & Resort, Inc.+ .........        1,643
     568    Monro Muffler, Inc. ....................       14,603
     471    Morgans Hotel Group Co.+ ...............        1,804
     215    Multimedia Games, Inc.+ ................        1,066
      90    National CineMedia, Inc. ...............        1,238
     164    National Presto Industries, Inc. .......       12,480
     253    NIVS IntelliMedia Technology
            Group, Inc.+ ...........................          749
     125    Nobel Learning Communities, Inc.+ ......        1,434
   1,045    NutriSystem, Inc. ......................       15,152
   1,852    OfficeMax, Inc. ........................       11,631
     519    Orbitz Worldwide, Inc.+ ................          986
      58    Outdoor Channel Holdings, Inc.+ ........          342
     534    Overstock.com, Inc.+ ...................        6,387
     293    Oxford Industries, Inc. ................        3,413
   2,825    Panera Bread Co., Class A+ .............      140,855
     604    Papa John's International, Inc.+ .......       14,973
     388    Peet's Coffee & Tea, Inc.+ .............        9,778
   7,505    Penn National Gaming, Inc.+ ............      218,471
     795    PetMed Express, Inc.+ ..................       11,949
     808    PF Chang's China Bistro, Inc.+ .........       25,904
   1,092    Pinnacle Entertainment, Inc.+ ..........       10,145
     703    Playboy Enterprises, Inc., Class B+ ....        1,765
   1,043    Polaris Industries, Inc. ...............       33,501
     888    Pool Corp. .............................       14,705
     251    Pre-Paid Legal Services, Inc.+ .........       10,941
   1,089    priceline.com, Inc.+ ...................      121,478
      25    Primedia, Inc. .........................           50
     470    Princeton Review, Inc.+ ................        2,543
   1,521    Raser Technologies, Inc.+ ..............        4,259
   1,216    RCN Corp.+ .............................        7,259
     115    Reading International, Inc., Class A+ ..          523


 Shares                                                  Value
 ------                                                  -----
Consumer Discretionary (continued)
   6,625    Red Robin Gourmet Burgers, Inc.+ .......  $   124,219
     322    Rentrak Corp.+ .........................        5,290
     533    Ruth's Hospitality Group, Inc.+ ........        1,956
     764    Sally Beauty Holdings, Inc.+ ...........        4,859
  16,264    Scientific Games Corp., Class A+ .......      256,483
     225    Sealy Corp.+ ...........................          441
   1,801    Shuffle Master, Inc.+ ..................       11,905
     100    Shutterfly, Inc.+ ......................        1,395
   1,786    Smith & Wesson Holding Corp.+ ..........       10,145
     205    Sonic Automotive, Inc., Class A ........        2,083
   1,891    Sonic Corp.+ ...........................       18,967
   2,091    Sotheby's ..............................       29,504
      88    Sport Supply Group, Inc. ...............          756
     372    Stamps.com, Inc.+ ......................        3,154
     285    Standard Motor Products, Inc. ..........        2,357
     815    Stein Mart, Inc.+ ......................        7,221
     245    Steiner Leisure, Ltd.+ .................        7,480
     533    Steven Madden, Ltd.+ ...................       13,565
     606    Sturm Ruger & Co., Inc. ................        7,539
     106    Systemax, Inc.+ ........................        1,262
     497    Talbots, Inc. ..........................        2,684
   2,550    Tempur-Pedic International, Inc. .......       33,328
  18,292    Texas Roadhouse, Inc., Class A+ ........      199,566
   1,257    Ticketmaster Entertainment, Inc.+ ......        8,070
     952    Timberland Co., Class A+ ...............       12,633
     415    Town Sports International
            Holdings, Inc.+ ........................        1,556
   1,222    Tractor Supply Co.+ ....................       50,493
   7,057    True Religion Apparel, Inc.+ ...........      157,371
   2,132    Tupperware Brands Corp. ................       55,474
      71    Tween Brands, Inc.+ ....................          474
     941    Ulta Salon Cosmetics &
            Fragrance, Inc.+ .......................       10,464
   1,128    Under Armour, Inc., Class A+ ...........       25,245
      91    Unifirst Corp. .........................        3,382
     346    Universal Electronics, Inc.+ ...........        6,979
     672    Universal Technical Institute, Inc.+ ...       10,033
     305    Universal Travel Group+ ................        3,413
      37    US Auto Parts Network, Inc.+ ...........          139
   1,315    Valassis Communications, Inc.+ .........        8,035
      46    Value Line, Inc. .......................        1,512
     642    Volcom, Inc.+ ..........................        8,025
   1,559    Warnaco Group, Inc. (The)+ .............       50,512
   3,275    Wet Seal, Inc. (The), Class A+ .........       10,054
     238    Weyco Group, Inc. ......................        5,495
     126    Winnebago Industries ...................          936
   1,674    Wolverine World Wide, Inc. .............       36,928
     500    Wonder Auto Technology, Inc.+ ..........        5,065
     576    World Wrestling Entertainment, Inc.,
            Class A ................................        7,235
     995    Youbet.com, Inc.+ ......................        3,284
     644    Zumiez, Inc.+ ..........................        5,158
                                                      -----------
                                                        4,342,124
                                                      -----------

                       See Notes to Financial Statements.
                                       27

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ----------                                              -----
Consumer Staples -- 2.7%
     914    AgFeed Industries, Inc.+ ...............  $     5,420
     109    Alico, Inc. ............................        3,272
   2,031    Alliance One International, Inc.+ ......        7,718
     272    American Dairy, Inc.+ ..................       10,787
     508    American Italian Pasta Co., Class A+ ...       14,803
     735    American Oriental
            Bioengineering, Inc.+ ..................        3,888
      41    Arden Group, Inc., Class A .............        5,129
     175    B&G Foods, Inc., Class A ...............        1,472
   2,253    Bare Escentuals, Inc.+ .................       19,984
     300    Boston Beer Co., Inc., Class A+ ........        8,877
     355    Calavo Growers, Inc. ...................        7,040
     461    Cal-Maine Foods, Inc. ..................       11,507
   1,057    Casey's General Stores, Inc. ...........       27,154
     624    Chattem, Inc.+ .........................       42,494
     355    China Sky One Medical, Inc.+ ...........        4,785
     248    China-Biotics, Inc.+ ...................        2,673
     144    Coca-Cola Bottling Co. Consolidated ....        7,939
   2,774    Darling International, Inc.+ ...........       18,308
     439    Diamond Foods, Inc. ....................       12,248
     103    Diedrich Coffee, Inc.+ .................        2,449
      97    Farmer Bros Co. ........................        2,219
     515    Female Health Co.+ .....................        2,472
   4,533    Green Mountain Coffee
            Roasters, Inc.+ ........................      267,991
     370    Hain Celestial Group, Inc.+ ............        5,776
     279    HQ Sustainable Maritime
            Industries, Inc.+ ......................        2,553
      91    Inter Parfums, Inc. ....................          668
     483    J&J Snack Foods Corp. ..................       17,340
     654    Lancaster Colony Corp. .................       28,822
     946    Lance, Inc. ............................       21,881
     165    Lifeway Foods, Inc.+ ...................        2,128
     441    Medifast, Inc.+ ........................        5,054
     187    National Beverage Corp.+ ...............        1,991
   1,683    Nu Skin Enterprises, Inc., Class A .....       25,750
      23    Nutraceutical International Corp.+ .....          239
     165    Orchids Paper Products Co.+ ............        3,391
     513    Overhill Farms, Inc.+ ..................        2,703
      89    Pantry, Inc. (The)+ ....................        1,477
     544    Pricesmart, Inc. .......................        9,112
     288    Revlon, Inc., Class A+ .................        1,567
     262    Ruddick Corp. ..........................        6,139
     692    Sanderson Farms, Inc. ..................       31,140
      51    Schiff Nutrition International, Inc.+ ..          260
   1,623    Smart Balance, Inc.+ ...................       11,053
   2,574    Star Scientific, Inc.+ .................        2,291
      39    Susser Holdings Corp.+ .................          436
     612    Synutra International, Inc.+ ...........        6,732
     823    Tootsie Roll Industries, Inc. ..........       18,674
   1,462    United Natural Foods, Inc.+ ............       38,378
      63    Universal Corp. ........................        2,086
     213    USANA Health Sciences, Inc.+ ...........        6,333
   1,259    Vector Group, Ltd. .....................       17,991


 Shares                                                  Value
 ------                                                  -----
Consumer Staples (continued)
     201    Village Super Market, Inc., Class A ....  $     5,980
     391    WD-40 Co. ..............................       11,339
      69    Weis Markets, Inc. .....................        2,313
     669    Zhongpin, Inc.+ ........................        6,931
                                                      -----------
                                                          789,157
                                                      -----------
Energy -- 4.0%
      27    Alon USA Energy, Inc. ..................          279
     311    APCO Argentina, Inc. ...................        5,981
     138    Approach Resources, Inc.+ ..............          952
   5,089    Arena Resources, Inc.+ .................      162,085
     559    Atlas America, Inc. ....................        9,989
     176    ATP Oil & Gas Corp.+ ...................        1,225
   5,533    Atwood Oceanics, Inc.+ .................      137,827
      97    Bolt Technology Corp.+ .................        1,090
   2,069    BPZ Resources, Inc.+ ...................       10,117
   1,517    Brigham Exploration Co.+ ...............        5,294
     355    Cal Dive International, Inc.+ ..........        3,064
     604    CARBO Ceramics, Inc. ...................       20,657
     950    Carrizo Oil & Gas, Inc.+ ...............       16,293
     587    Cheniere Energy, Inc.+ .................        1,726
   1,021    Clean Energy Fuels Corp.+ ..............        8,791
   8,841    Concho Resources, Inc.+ ................      253,648
     391    Contango Oil & Gas Co.+ ................       16,614
     194    CREDO Petroleum Corp.+ .................        2,072
     269    Cubic Energy, Inc.+ ....................          291
      58    CVR Energy, Inc.+ ......................          425
   3,190    Delta Petroleum Corp.+ .................        6,157
     990    Dril-Quip, Inc.+ .......................       37,719
   3,629    Endeavour International Corp.+ .........        4,935
     570    ENGlobal Corp.+ ........................        2,804
   4,414    Evergreen Energy, Inc.+ ................        4,326
   1,420    FX Energy, Inc.+ .......................        5,382
     135    Geokinetics, Inc.+ .....................        1,843
   7,596    GMX Resources, Inc.+ ...................       80,821
     704    Golar LNG, Ltd. ........................        6,019
      24    Gulf Island Fabrication, Inc. ..........          380
     407    Gulfmark Offshore, Inc.+ ...............       11,233
     817    Gulfport Energy Corp.+ .................        5,596
     292    Hercules Offshore, Inc.+ ...............        1,159
     203    ION Geophysical Corp.+ .................          522
      37    Isramco, Inc.+ .........................        3,942
     940    James River Coal Co.+ ..................       14,222
     449    Lufkin Industries, Inc. ................       18,881
   2,519    Mariner Energy, Inc.+ ..................       29,598
     263    Matrix Service Co.+ ....................        3,019
   2,093    McMoRan Exploration Co.+ ...............       12,474
     126    NATCO Group, Inc., Class A+ ............        4,148
      40    Natural Gas Services Group, Inc.+ ......          532
     934    Northern Oil and Gas, Inc.+ ............        5,950
     244    Panhandle Oil and Gas, Inc., Class A ...        4,790
     240    PHI, Inc.+ .............................        4,114
     287    Pioneer Drilling Co.+ ..................        1,375

                       See Notes to Financial Statements.
                                       28

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Energy (continued)
      19    PrimeEnergy Corp.+ .....................  $       680
     605    Rex Energy Corp.+ ......................        3,448
     958    RPC, Inc. ..............................        7,999
     902    Ship Finance International, Ltd. .......        9,949
   2,286    Sulphco, Inc.+ .........................        2,103
   8,617    Superior Energy Services, Inc.+ ........      148,816
   2,122    Syntroleum Corp.+ ......................        4,690
     357    Teekay Tankers, Ltd., Class A ..........        3,317
   1,370    Tetra Technologies, Inc.+ ..............       10,905
     321    TGC Industries, Inc.+ ..................        1,563
     622    Toreador Resources Corp. ...............        4,167
   1,238    Uranerz Energy Corp.+ ..................        2,327
   1,471    Uranium Energy Corp.+ ..................        4,266
     124    Vaalco Energy, Inc.+ ...................          525
     196    Venoco, Inc.+ ..........................        1,503
   1,098    W&T Offshore, Inc. .....................       10,695
   1,065    Warren Resources, Inc.+ ................        2,609
      70    Westmoreland Coal Co.+ .................          567
   1,344    Willbros Group, Inc.+ ..................       16,813
   1,004    World Fuel Services Corp. ..............       41,395
     404    Zion Oil & Gas, Inc.+ ..................        4,290
                                                      -----------
                                                        1,212,988
                                                      -----------
Financials -- 6.7%
     312    Acadia Realty Trust ....................        4,072
   1,377    Advance America Cash Advance
            Centers, Inc. ..........................        6,100
   3,237    Affiliated Managers Group, Inc.+ .......      188,361
      44    Alexander's, Inc. ......................       11,862
      31    American Safety Insurance
            Holdings, Ltd.+ ........................          422
     101    Ames National Corp. ....................        2,465
     107    Amtrust Financial Services, Inc. .......        1,220
     191    Arrow Financial Corp. ..................        5,157
     199    Asset Acceptance Capital Corp.+ ........        1,530
      63    Associated Estates Realty Corp. ........          376
     256    Assured Guaranty, Ltd. .................        3,169
     138    Bank of Marin Bancorp ..................        3,719
      29    Bank of the Ozarks, Inc. ...............          627
     715    BGC Partners, Inc., Class A ............        2,710
     174    Bridge Bancorp, Inc. ...................        4,736
   1,195    Broadpoint Gleacher Securities, Inc.+ .         6,668
     488    Brookline Bancorp, Inc. ................        4,548
      50    Brooklyn Federal Bancorp, Inc. .........          562
      42    Bryn Mawr Bank Corp. ...................          793
      51    Calamos Asset Management, Inc.,
            Class A ................................          720
     455    Cardinal Financial Corp. ...............        3,563
     319    Cardtronics, Inc.+ .....................        1,215
     718    Cathay General Bancorp .................        6,828
      64    Centerstate Banks, Inc. ................          475
      20    Cheviot Financial Corp. ................          160
      34    Citizens Holding Co. ...................        1,061
     829    Citizens, Inc.+ ........................        5,040



 Shares                                                  Value
 ------                                                  -----
Financials (continued)
      50    City Holding Co. .......................  $     1,518
      33    Clifton Savings Bancorp, Inc. ..........          355
     139    CNB Financial Corp. ....................        1,970
     275    Cohen & Steers, Inc. ...................        4,111
     236    CompuCredit Corp.+ .....................          543
       0    Cousins Properties, Inc. ...............            1
     541    Crawford & Co., Class B+ ...............        2,597
     189    Credit Acceptance Corp.+ ...............        4,130
      67    Diamond Hill Investment Group, Inc. ....        2,692
     700    Dollar Financial Corp.+ ................        9,653
     477    DuPont Fabros Technology, Inc. .........        4,493
     522    EastGroup Properties, Inc. .............       17,236
     842    eHealth, Inc.+ .........................       14,870
     183    Enterprise Financial Services Corp. ....        1,663
     377    Epoch Holding Corp. ....................        3,257
     443    Equity Lifestyle Properties, Inc. ......       16,471
     104    Evercore Partners, Inc., Class A .......        2,043
   1,540    Ezcorp, Inc., Class A+ .................       16,601
     186    FBL Financial Group, Inc., Class A .....        1,536
      51    FBR Capital Markets Corp.+ .............          240
     317    Financial Federal Corp. ................        6,514
     782    First Cash Financial Services, Inc.+ ...       13,701
     384    First Financial Bankshares, Inc. .......       19,338
     233    First Mercury Financial Corp. ..........        3,209
      29    First of Long Island Corp. .............          671
     144    GAMCO Investors, Inc., Class A .........        6,984
     237    Getty Realty Corp. .....................        4,472
   2,183    GFI Group, Inc. ........................       14,713
      78    Great Southern Bancorp, Inc. ...........        1,603
   3,504    Greenhill & Co., Inc. ..................      253,024
      12    Hallmark Financial Services+ ...........           86
     109    Hancock Holding Co. ....................        3,541
      14    Heritage Financial Group ...............          120
     141    International Assets Holding Corp.+ ....        2,097
     134    Investors Bancorp, Inc.+ ...............        1,227
     123    Investors Real Estate Trust ............        1,093
      47    JMP Group, Inc. ........................          361
     552    KBW, Inc.+ .............................       15,876
     120    Kearny Financial Corp. .................        1,373
      16    Kentucky First Federal Bancorp .........          194
   1,608    Knight Capital Group, Inc., Class A+ ...       27,416
      65    Kohlberg Capital Corp. .................          411
     250    Life Partners Holdings, Inc. ...........        3,538
      85    LTC Properties, Inc. ...................        1,738
     151    Main Street Capital Corp. ..............        2,067
   1,080    MarketAxess Holdings, Inc.+ ............       10,293
      36    Metro Bancorp, Inc.+ ...................          693
  43,713    MF Global, Ltd.+ .......................      259,218
     480    Mid-America Apartment
            Communities, Inc. ......................       17,621
  12,137    MSCI, Inc., Class A+ ...................      296,628
     241    Nara Bancorp, Inc. .....................        1,248
      45    National Health Investors, Inc. ........        1,202
     197    Nelnet, Inc., Class A+ .................        2,677

                       See Notes to Financial Statements.
                                       29

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Financials (continued)
     225    NewStar Financial, Inc.+ ...............  $       430
     519    Omega Healthcare Investors, Inc. .......        8,055
   1,438    optionsXpress Holdings, Inc. ...........       22,332
     273    Oritani Financial Corp. ................        3,743
      83    Orrstown Financial Services, Inc. ......        3,091
      22    Park National Corp. ....................        1,243
      44    Peapack Gladstone Financial Corp. ......          849
      75    Penns Woods Bancorp, Inc. ..............        2,186
     417    Penson Worldwide, Inc.+ ................        3,732
     392    Phoenix Companies ......................          655
     251    Pico Holdings, Inc.+ ...................        7,204
     523    Portfolio Recovery Associates, Inc.+ ...       20,256
     709    Potlatch Corp. .........................       17,222
   5,767    PrivateBancorp, Inc. ...................      128,258
     112    Prudential Bancorp, Inc.
            of Pennsylvania ........................        1,323
     167    PS Business Parks, Inc. ................        8,090
     262    Pzena Investment Management, Inc.,
            Class A ................................        1,986
     116    QC Holdings, Inc. ......................          596
     340    Redwood Trust, Inc. ....................        5,018
      30    Republic Bancorp, Inc., Class A ........          678
     192    Rewards Network, Inc.+ .................          726
     749    Riskmetrics Group, Inc.+ ...............       13,227
     265    RLI Corp. ..............................       11,872
     116    Roma Financial Corp. ...................        1,478
     158    S.Y. Bancorp, Inc. .....................        3,819
      56    Safety Insurance Group, Inc. ...........        1,711
     136    Saul Centers, Inc. .....................        4,022
   7,467    Signature Bank+ ........................      202,505
     101    Southside Bancshares, Inc. .............        2,310
     932    Stifel Financial Corp.+ ................       44,820
     221    Suffolk Bancorp ........................        5,666
     106    SVB Financial Group+ ...................        2,885
      49    SWS Group, Inc. ........................          685
     659    Tanger Factory Outlet Centers ..........       21,371
     370    Tejon Ranch Co.+ .......................        9,801
     114    Texas Capital Bancshares, Inc.+ ........        1,764
      72    Thomas Weisel Partners
            Group, Inc.+ ...........................          433
     104    Tompkins Financial Corp. ...............        4,987
   1,223    Tower Group, Inc. ......................       30,306
     291    TradeStation Group, Inc.+ ..............        2,462
     950    Trustco Bank Corp. .....................        5,615
     383    U.S. Global Investors, Inc., Class A ...        3,547
      71    UMH Properties, Inc. ...................          566
      94    United Financial Bankcorp, Inc. ........        1,299
     202    Universal Health Realty
            Income Trust ...........................        6,367
     254    Universal Insurance Holdings, Inc. .....        1,275
     345    ViewPoint Financial Group ..............        5,254
     220    Washington Real Estate
            Investment Trust .......................        4,921


 Shares                                                   Value
 ------                                                   -----
Financials (continued)
     562    Westamerica Bancorporation .............  $    27,881
     171    Westwood Holdings Group, Inc. ..........        7,149
      41    Wilshire Bancorp, Inc. .................          236
                                                      -----------
                                                        2,016,993
                                                      -----------
Health Care -- 22.8%
     746    Abaxis, Inc.+ ..........................       15,323
   1,048    Abiomed, Inc.+ .........................        9,243
     903    Accelrys, Inc.+ ........................        5,337
   1,324    Accuray, Inc.+ .........................        8,831
   8,292    Acorda Therapeutics, Inc.+ .............      233,751
     277    Acura Pharmaceuticals, Inc.+ ...........        1,656
     823    Adolor Corp.+ ..........................        1,448
     470    Affymax, Inc.+ .........................        8,662
   2,059    Affymetrix, Inc.+ ......................       12,210
     370    Air Methods Corp.+ .....................       10,123
   1,894    Akorn, Inc.+ ...........................        2,273
   6,667    Alexion Pharmaceuticals, Inc.+ .........      274,147
   1,984    Align Technology, Inc.+ ................       21,030
   3,217    Alkermes, Inc.+ ........................       34,808
     823    Alliance HealthCare Services, Inc.+ ....        6,033
     229    Allied Healthcare International, Inc.+ .          497
      34    ALLION HEALTHCARE INC+ .................          202
   2,123    Allos Therapeutics, Inc.+ ..............       17,600
     245    Almost Family, Inc.+ ...................        6,397
   1,227    Alnylam Pharmaceuticals, Inc.+ .........       27,325
     994    Alphatec Holdings, Inc.+ ...............        3,300
     580    AMAG Pharmaceuticals, Inc.+ ............       31,709
     879    Amedisys, Inc.+ ........................       29,025
     281    America Service Group, Inc.+ ...........        4,516
     335    American Caresource Holdings, Inc.+ ....        1,253
     157    American Dental Partners, Inc.+ ........        1,424
   2,513    American Medical Systems
            Holdings, Inc.+ ........................       39,705
   1,801    AMERIGROUP Corp.+ ......................       48,357
     876    AMICAS, Inc.+ ..........................        2,435
     515    Amicus Therapeutics, Inc.+ .............        5,897
   1,085    AMN Healthcare Services, Inc.+ .........        6,922
     283    Analogic Corp. .........................       10,457
     235    Angiodynamics, Inc.+ ...................        3,118
     484    Ardea Biosciences, Inc.+ ...............        7,618
   2,699    Arena Pharmaceuticals, Inc.+ ...........       13,468
   2,931    Ariad Pharmaceuticals, Inc.+ ...........        4,660
     736    Arqule, Inc.+ ..........................        4,519
   1,612    Array Biopharma, Inc.+ .................        5,062
     683    ARYx Therapeutics, Inc.+ ...............        2,821
      59    Aspect Medical Systems, Inc.+ ..........          349
   1,141    athenahealth, Inc.+ ....................       42,228
      52    Atrion Corp. ...........................        6,973
   1,588    ATS Medical, Inc.+ .....................        5,225
   1,454    Auxilium Pharmaceuticals, Inc.+ ........       45,627
   2,041    AVANIR Pharmaceuticals, Inc.,
            Class A+ ...............................        4,531

                       See Notes to Financial Statements.
                                       30

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                 Value
 ------                                                 -----
Health Care (continued)
   2,593    AVI BioPharma, Inc.+ ...................  $     4,097
     704    BioCryst Pharmaceuticals, Inc.+ ........        2,837
     456    Biodel, Inc.+ ..........................        2,353
     295    BioDelivery Sciences
            International, Inc.+ ...................        1,968
     421    BioMimetic Therapeutics, Inc.+ .........        3,890
     403    Bio-Reference Labs, Inc.+ ..............       12,739
   1,399    BioScrip, Inc.+ ........................        8,282
     123    Biospecifics Technologies Corp.+ .......        2,931
     980    BMP Sunstone Corp.+ ....................        4,645
     579    Bovie Medical Corp.+ ...................        5,043
   1,664    Bruker Corp.+ ..........................       15,409
     837    Cadence Pharmaceuticals, Inc.+ .........        8,362
     896    Cambrex Corp.+ .........................        3,691
     307    Cantel Medical Corp.+ ..................        4,983
     132    Caraco Pharmaceutical
            Laboratories, Ltd.+ ....................          405
      76    Cardiac Science Corp.+ .................          306
  19,498    CardioNet, Inc.+ .......................      318,207
     306    Cardiovascular Systems, Inc.+ ..........        2,359
   1,299    Cardium Therapeutics, Inc.+ ............        2,403
  11,033    Catalyst Health Solutions, Inc.+ .......      275,163
     568    Celera Corp.+ ..........................        4,334
  15,676    Cell Therapeutics, Inc.+ ...............       26,963
     348    Celldex Therapeutics, Inc.+ ............        2,721
  10,514    Centene Corp.+ .........................      210,070
   1,972    Cepheid, Inc.+ .........................       18,576
     780    Chelsea Therapeutics
            International, Inc.+ ...................        3,284
     769    Chemed Corp. ...........................       30,360
     415    Chindex International, Inc.+ ...........        5,134
     992    Clarient, Inc.+ ........................        3,690
     389    Clinical Data, Inc.+ ...................        4,287
     331    Computer Programs & Systems, Inc. ......       12,681
  10,385    Conceptus, Inc.+ .......................      175,506
     831    Continucare Corp.+ .....................        1,936
     222    Cornerstone Therapeutics, Inc.+ ........        2,438
     253    Corvel Corp.+ ..........................        5,761
     507    Cougar Biotechnology, Inc.+ ............       21,781
      95    Cross Country Healthcare, Inc.+ ........          653
     857    CryoLife, Inc.+ ........................        4,748
   1,962    Cubist Pharmaceuticals, Inc.+ ..........       35,963
   2,142    Curis, Inc.+ ...........................        3,406
     128    Cutera, Inc.+ ..........................        1,103
  18,520    Cyberonics, Inc.+ ......................      307,988
   1,295    Cypress Bioscience, Inc.+ ..............       12,199
   1,462    Cytokinetics, Inc.+ ....................        4,137
     896    Cytori Therapeutics, Inc.+ .............        3,235
     746    Delcath Systems, Inc.+ .................        2,671
  11,655    Dendreon Corp.+ ........................      289,627
   1,718    Depomed, Inc.+ .........................        5,583
   1,537    DexCom, Inc.+ ..........................        9,514
     602    Dionex Corp.+ ..........................       36,740


 Shares                                                 Value
 ------                                                 -----
Health Care (continued)
   4,051    Discovery Laboratories, Inc.+ ..........  $     4,173
   2,772    Durect Corp.+ ..........................        6,597
   1,976    Dyax Corp.+ ............................        4,229
   1,913    Eclipsys Corp.+ ........................       34,013
     600    Electro-Optical Sciences, Inc.+ ........        4,674
     339    Emergency Medical Services
            Corp., Class A+ ........................       12,482
     555    Emergent Biosolutions, Inc.+ ...........        7,953
     674    Emeritus Corp.+ ........................        8,904
   1,469    Endologix, Inc.+ .......................        4,906
     374    Ensign Group, Inc. (The) ...............        5,322
     493    EnteroMedics, Inc.+ ....................        1,642
     809    Enzo Biochem, Inc.+ ....................        3,584
   1,542    Enzon Pharmaceuticals, Inc.+ ...........       12,136
   1,424    eResearchTechnology, Inc.+ .............        8,843
     277    Exactech, Inc.+ ........................        4,017
   3,598    Exelixis, Inc.+ ........................       17,522
     150    Facet Biotech Corp.+ ...................        1,393
     479    Genomic Health, Inc.+ ..................        8,301
     574    Genoptix, Inc.+ ........................       18,362
     385    Gentiva Health Services, Inc.+ .........        6,337
   1,490    Geron Corp.+ ...........................       11,428
     566    Greatbatch, Inc.+ ......................       12,797
     649    GTx, Inc.+ .............................        5,990
   4,079    Haemonetics Corp.+ .....................      232,503
  32,015    Halozyme Therapeutics, Inc.+ ...........      223,145
     160    Hanger Orthopedic Group, Inc.+ .........        2,174
     671    Hansen Medical, Inc.+ ..................        3,315
     767    Harvard Bioscience, Inc.+ ..............        3,030
     784    Health Grades, Inc.+ ...................        3,065
   3,006    Healthsouth Corp.+ .....................       43,407
      60    Healthways, Inc.+ ......................          807
     159    HeartWare International, Inc.+ .........        4,438
   3,742    Hemispherx Biopharma, Inc.+ ............        9,505
      62    Hi-Tech Pharmacal Co., Inc.+ ...........          552
     881    HMS Holdings Corp.+ ....................       35,874
     115    Home Diagnostics, Inc.+ ................          706
   4,597    Human Genome Sciences, Inc.+ ...........       13,147
     433    ICU Medical, Inc.+ .....................       17,818
     920    Idenix Pharmaceuticals, Inc.+ ..........        3,386
     711    Idera Pharmaceuticals, Inc.+ ...........        4,166
     293    I-Flow Corp.+ ..........................        2,033
   4,309    Illumina, Inc.+ ........................      167,792
   2,398    Immucor, Inc.+ .........................       32,996
   1,740    Immunogen, Inc.+ .......................       14,981
   2,197    Immunomedics, Inc.+ ....................        5,580
   2,065    Impax Laboratories, Inc.+ ..............       15,198
   2,407    Incyte Corp., Ltd.+ ....................        7,919
     254    Infinity Pharmaceuticals, Inc.+ ........        1,483
   4,229    Insmed, Inc.+ ..........................        4,229
   1,414    Inspire Pharmaceuticals, Inc.+ .........        7,862
     885    Insulet Corp.+ .........................        6,814
     641    Integra LifeSciences Holdings Corp.+ ...       16,993

                       See Notes to Financial Statements.
                                       31

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Health Care (continued)
   1,300    InterMune, Inc.+ .......................  $    19,760
     427    Invacare Corp. .........................        7,537
     380    inVentiv Health, Inc.+ .................        5,141
   3,714    Inverness Medical Innovations, Inc.+ ...      132,144
     548    IPC The Hospitalist Co., Inc.+ .........       14,626
     610    IRIS International, Inc.+ ..............        7,198
   3,170    Isis Pharmaceuticals, Inc.+ ............       52,305
   1,105    ISTA Pharmaceuticals, Inc.+ ............        4,641
   1,684    Javelin Pharmaceuticals, Inc.+ .........        2,071
     107    Kendle International, Inc.+ ............        1,310
     280    Kensey Nash Corp.+ .....................        7,339
     639    KV Pharmaceutical Co., Class A+ ........        2,051
     192    Landauer, Inc. .........................       11,777
     343    Lannett Co., Inc.+ .....................        2,350
     332    LCA-Vision, Inc. .......................        1,401
   1,438    Lexicon Pharmaceuticals, Inc.+ .........        1,783
     516    LHC Group, Inc.+ .......................       11,460
   3,832    Ligand Pharmaceuticals, Inc.,
            Class B+ ...............................       10,959
   1,410    Luminex Corp.+ .........................       26,141
     445    MAKO Surgical Corp.+ ...................        4,014
   1,792    MannKind Corp.+ ........................       14,891
     259    MAP Pharmaceuticals, Inc.+ .............        3,165
     202    Martek Biosciences Corp. ...............        4,272
   1,727    Masimo Corp.+ ..........................       41,638
     321    Matrixx Initiatives, Inc.+ .............        1,794
     697    Maxygen, Inc.+ .........................        4,684
   4,376    Medarex, Inc.+ .........................       36,540
   1,343    MedAssets, Inc.+ .......................       26,121
     382    Medical Action Industries, Inc.+ .......        4,374
   1,267    Medicines Co. (The)+ ...................       10,630
     271    Medicis Pharmaceutical Corp.,
            Class A ................................        4,423
     977    Medivation, Inc.+ ......................       21,895
     858    Merge Healthcare, Inc.+ ................        3,689
   1,380    Meridian Bioscience, Inc. ..............       31,160
     951    Merit Medical Systems, Inc.+ ...........       15,501
     660    Metabolix, Inc.+ .......................        5,425
   1,350    Metropolitan Health Networks, Inc.+ ....        2,713
   1,422    Micromet, Inc.+ ........................        7,082
     536    Micrus Endovascular Corp.+ .............        4,845
   1,214    MiddleBrook Pharmaceuticals, Inc.+ .....        1,639
     552    Molecular Insight
            Pharmaceuticals, Inc.+ .................        2,854
   1,198    Momenta Pharmaceuticals, Inc.+ .........       14,412
     367    MWI Veterinary Supply, Inc.+ ...........       12,794
     726    Myriad Pharmaceuticals, Inc.+ ..........        3,377
   1,249    Nabi Biopharmaceuticals+ ...............        3,023
     325    Nanosphere, Inc.+ ......................        1,596
     119    National Healthcare Corp. ..............        4,515
      57    National Research Corp. ................        1,391
     707    Natus Medical, Inc.+ ...................        8,159
   3,125    Nektar Therapeutics+ ...................       20,250
     450    Neogen Corp.+ ..........................       13,041



 Shares                                                  Value
 ------                                                  -----
Health Care (continued)
   1,304    Neurocrine Biosciences, Inc.+ ..........  $     4,212
     326    NeurogesX, Inc.+ .......................        1,839
     382    NovaMed, Inc.+ .........................        1,509
   2,081    Novavax, Inc.+ .........................        6,826
      85    Noven Pharmaceuticals, Inc.+ ...........        1,215
   1,592    NPS Pharmaceuticals, Inc.+ .............        7,419
   3,991    NuVasive, Inc.+ ........................      177,999
     758    NxStage Medical, Inc.+ .................        4,472
     587    Obagi Medical Products, Inc.+ ..........        4,279
     557    Odyssey HealthCare, Inc.+ ..............        5,726
     921    Omnicell, Inc.+ ........................        9,901
     137    OncoGenex Pharmaceutical, Inc.+ ........        2,998
   1,937    Onyx Pharmaceuticals, Inc.+ ............       54,740
   1,275    Opko Health, Inc.+(a) ..................        2,257
     975    Optimer Pharmaceuticals, Inc.+ .........       14,596
   1,436    OraSure Technologies, Inc.+ ............        3,547
     649    Orexigen Therapeutics, Inc.+ ...........        3,329
     582    Orthofix International NV+ .............       14,556
   2,225    Orthovita, Inc.+ .......................       11,459
     570    Osiris Therapeutics, Inc.+ .............        7,655
   1,135    Owens & Minor, Inc. ....................       49,736
     901    OXiGENE, Inc.+ .........................        1,964
   1,157    Pain Therapeutics, Inc.+ ...............        6,213
     447    Palomar Medical Technologies, Inc.+ ....        6,553
   1,959    Parexel International Corp.+ ...........       28,170
   4,067    PDL BioPharma, Inc. ....................       32,129
     712    Pharmasset, Inc.+ ......................        8,010
   1,038    PharMerica Corp.+ ......................       20,376
   1,468    Phase Forward, Inc.+ ...................       22,182
     759    Poniard Pharmaceuticals, Inc.+ .........        4,531
     890    Pozen, Inc.+ ...........................        6,835
     664    Progenics Pharmaceuticals, Inc.+ .......        3,420
   1,152    Protalix BioTherapeutics, Inc.+ ........        5,207
     359    Providence Service Corp. (The)+ ........        3,931
   2,021    PSS World Medical, Inc.+ ...............       37,409
   1,298    Psychiatric Solutions, Inc.+ ...........       29,517
     803    Quality Systems, Inc. ..................       45,739
   1,928    Questcor Pharmaceuticals, Inc.+ ........        9,640
     877    Quidel Corp.+ ..........................       12,769
     885    RadNet, Inc.+ ..........................        1,991
   2,146    Regeneron Pharmaceuticals, Inc.+ .......       38,456
     495    RehabCare Group, Inc.+ .................       11,845
   1,019    Repligen Corp.+ ........................        5,604
     321    Repros Therapeutics, Inc.+ .............        2,308
   3,549    Resmed, Inc.+ ..........................      144,551
   1,249    Rigel Pharmaceuticals, Inc.+ ...........       15,138
     341    Rochester Medical Corp.+ ...............        4,569
     481    Rockwell Medical Technologies, Inc.+ ...        3,632
     639    RTI Biologics, Inc.+ ...................        2,741
   1,640    Salix Pharmaceuticals, Ltd.+ ...........       16,187
   1,374    Sangamo Biosciences, Inc.+ .............        6,788
   1,739    Santarus, Inc.+ ........................        4,904
   2,070    Savient Pharmaceuticals, Inc.+ .........       28,690
   1,191    Sciclone Pharmaceuticals, Inc.+ ........        3,049

                       See Notes to Financial Statements.
                                       32

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Health Care (continued)
   2,437    Seattle Genetics, Inc.+ ................  $    23,688
   2,056    Sequenom, Inc.+ ........................        8,039
     882    SIGA Technologies, Inc.+ ...............        7,444
     577    Sirona Dental Systems, Inc.+ ...........       11,534
     410    Somanetics Corp.+ ......................        6,769
     583    SonoSite, Inc.+ ........................       11,695
   1,070    Spectranetics Corp.+ ...................        5,275
   1,114    Spectrum Pharmaceuticals, Inc.+ ........        8,522
   3,488    StemCells, Inc.+ .......................        5,930
     863    Stereotaxis, Inc.+ .....................        3,348
   1,990    STERIS Corp. ...........................       51,899
     341    Sucampo Pharmaceuticals, Inc.,
            Class A+ ...............................        2,104
   1,262    SuperGen, Inc.+ ........................        2,537
     525    SurModics, Inc.+ .......................       11,881
     269    Symmetry Medical, Inc.+ ................        2,507
     393    Synovis Life Technologies, Inc.+ .......        8,163
     531    Synta Pharmaceuticals Corp.+ ...........        1,227
   1,814    Theravance, Inc.+ ......................       26,557
  12,883    Thoratec Corp.+ ........................      345,007
     720    TomoTherapy, Inc.+ .....................        1,980
     421    TranS1, Inc.+ ..........................        2,623
     213    Transcend Services, Inc.+ ..............        3,376
      35    Triple-S Management Corp.,
            Class B+ ...............................          546
     182    U.S. Physical Therapy, Inc.+ ...........        2,685
     110    Utah Medical Products, Inc. ............        2,938
     907    Vanda Pharmaceuticals, Inc.+ ...........       10,675
     226    Varian, Inc.+ ..........................        8,911
     551    Vascular Solutions, Inc.+ ..............        4,309
   1,106    Vical, Inc.+ ...........................        2,997
     502    Viropharma, Inc.+ ......................        2,977
     214    Virtual Radiologic Corp.+ ..............        1,932
     337    Vital Images, Inc.+ ....................        3,825
   2,348    Vivus, Inc.+ ...........................       14,276
  14,786    Volcano Corp.+ .........................      206,708
   1,116    West Pharmaceutical Services, Inc. .....       38,893
   1,295    Wright Medical Group, Inc.+ ............       21,057
     930    XenoPort, Inc.+ ........................       21,548
     131    Young Innovations, Inc. ................        2,854
  16,630    Zoll Medical Corp.+ ....................      321,624
   1,251    Zymogenetics, Inc.+ ....................        5,755
                                                      -----------
                                                        6,895,614
                                                      -----------
Industrials -- 16.9%
     439    3D Systems Corp.+ ......................        3,165
     425    AAON, Inc. .............................        8,466
     112    AAR Corp.+ .............................        1,798
     354    ABM Industries, Inc. ...................        6,397
   1,088    Acacia Research-Acacia
            Technologies+ ..........................        8,563
     895    Actuant Corp., Class A .................       10,919
   1,070    Acuity Brands, Inc. ....................       30,014
     718    Administaff, Inc. ......................       16,708



 Shares                                                  Value
 ------                                                  -----
Industrials (continued)
   1,618    Advanced Battery Technologies, Inc.+ ...  $     6,504
     528    Advisory Board Co. (The)+ ..............       13,570
     453    Aerovironment, Inc.+ ...................       13,980
   1,134    Air Transport Services Group, Inc.+ ....        2,631
   4,058    Airtran Holdings, Inc.+ ................       25,119
      69    Alaska Air Group, Inc.+ ................        1,260
     523    Allegiant Travel Co., Class A+ .........       20,732
     121    Altra Holdings, Inc.+ ..................          906
     618    American Ecology Corp. .................       11,075
   1,095    American Reprographics Co.+ ............        9,110
     310    American Science &
            Engineering, Inc. ......................       21,427
   1,478    American Superconductor Corp.+ .........       38,798
     145    Ampco-Pittsburgh Corp. .................        3,400
     840    APAC Customer Services, Inc.+ ..........        4,309
      65    Apogee Enterprises, Inc. ...............          800
     443    Applied Signal Technology, Inc. ........       11,301
     252    Argan, Inc.+ ...........................        3,561
     392    Argon ST, Inc.+ ........................        8,063
      97    Ascent Solar Technologies, Inc.+ .......          758
     261    Astronics Corp.+ .......................        2,712
     500    ATC Technology Corp.+ ..................        7,250
   1,995    Avis Budget Group, Inc.+ ...............       11,272
     327    Axsys Technologies, Inc.+ ..............       17,540
     414    AZZ, Inc.+ .............................       14,246
     505    Badger Meter, Inc. .....................       20,705
     268    Baker (Michael) Corp.+ .................       11,353
     309    Baldor Electric Co. ....................        7,351
   1,272    Beacon Roofing Supply, Inc.+ ...........       18,393
     425    Blount International, Inc.+ ............        3,659
   1,068    Broadwind Energy, Inc.+ ................       12,090
     364    Builders FirstSource, Inc.+ ............        1,514
   1,492    CBIZ, Inc.+ ............................       10,623
      47    CDI Corp. ..............................          524
     612    Celadon Group, Inc.+ ...................        5,135
   1,620    Cenveo, Inc.+ ..........................        6,853
     854    Chart Industries, Inc.+ ................       15,526
      26    Chase Corp. ............................          309
     477    China Fire & Security Group, Inc.+ .....        5,805
     643    CLARCOR, Inc. ..........................       18,769
     694    Clean Harbors, Inc.+ ...................       37,469
     230    Colfax Corp.+ ..........................        1,776
   3,244    Con-way, Inc. ..........................      114,546
   1,160    Corporate Executive Board Co. ..........       24,082
     677    CoStar Group, Inc.+ ....................       26,992
  13,525    Covanta Holding Corp.+ .................      229,384
     316    CRA International, Inc.+ ...............        8,772
     532    Cubic Corp. ............................       19,040
     947    Deluxe Corp. ...........................       12,131
     737    Diamond Management & Technology
            Consultants, Inc., Class A .............        3,095
     501    DigitalGlobe, Inc.+ ....................        9,619
     552    Duff & Phelps Corp., Class A ...........        9,815
     234    Dynamex, Inc.+ .........................        3,601

                       See Notes to Financial Statements.
                                       33

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                 Value
 -------                                                -----
Industrials (continued)
     438    Dynamic Materials Corp. ................  $     8,445
     119    DynCorp International, Inc., Class A+ ..        1,998
     704    EMCOR Group, Inc.+ .....................       14,164
   1,601    Ener1, Inc.+ ...........................        8,741
   1,316    Energy Conversion Devices, Inc.+ .......       18,621
   1,142    Energy Recovery, Inc.+ .................        8,085
     236    EnergySolutions, Inc. ..................        2,171
     404    EnerNOC, Inc.+ .........................        8,755
     893    ESCO Technologies, Inc.+ ...............       40,006
     329    Esterline Technologies Corp.+ ..........        8,906
   3,376    Evergreen Solar, Inc.+ .................        7,326
     464    Exponent, Inc.+ ........................       11,373
     535    Flanders Corp.+ ........................        3,269
   1,081    Flow International Corp.+ ..............        2,540
   2,381    Force Protection, Inc.+ ................       21,048
     472    Forward Air Corp. ......................       10,063
     336    Franklin Covey Co.+ ....................        2,093
     477    Fuel Tech, Inc.+ .......................        4,627
   1,791    FuelCell Energy, Inc.+ .................        7,486
     809    Furmanite Corp.+ .......................        3,608
   6,491    Genco Shipping & Trading, Ltd. .........      140,985
   1,689    GenCorp, Inc.+ .........................        3,226
   1,116    Genessee & Wyoming, Inc., Class A+ .....       29,585
   1,398    Geo Group, Inc. (The)+ .................       25,975
     599    GeoEye, Inc.+ ..........................       14,112
     308    Gorman-Rupp Co. (The) ..................        6,212
     309    GP Strategies Corp.+ ...................        1,820
  20,436    GrafTech International, Ltd.+ ..........      231,131
     226    Graham Corp. ...........................        3,006
     158    Granite Construction, Inc. .............        5,258
   1,243    Great Lakes Dredge & Dock Corp. ........        5,942
   1,046    GT Solar International, Inc.+ ..........        5,565
     385    Harbin Electric, Inc.+ .................        6,021
   1,731    Hawaiian Holdings, Inc.+ ...............       10,421
   1,474    Healthcare Services Group ..............       26,355
   1,082    Heartland Express, Inc. ................       15,927
     787    HEICO Corp. ............................       28,537
  15,950    Heidrick & Struggles
            International, Inc. ....................      291,087
      87    Heritage-Crystal Clean, Inc.+ ..........        1,057
   1,831    Herman Miller, Inc. ....................       28,088
   3,286    Hexcel Corp.+ ..........................       31,316
     725    Hill International, Inc.+ ..............        3,117
   1,112    HNI Corp. ..............................       20,083
     264    Houston Wire & Cable Co. ...............        3,144
   7,779    HUB Group, Inc., Class A+ ..............      160,559
      25    Hurco Cos., Inc.+ ......................          391
   6,744    Huron Consulting Group, Inc.+ ..........      311,775
     300    ICF International, Inc.+ ...............        8,277
     253    ICT Group, Inc.+ .......................        2,209
     575    II-VI, Inc.+ ...........................       12,748
     667    Innerworkings, Inc.+ ...................        3,168
   1,627    Interface, Inc., Class A ...............       10,087
     753    Kaman Corp. ............................       12,575

 Shares                                                 Value
 ------                                                 -----
Industrials (continued)
      94    Kelly Services, Inc., Class A ..........  $     1,029
  11,121    Kennametal, Inc. .......................      213,301
   1,537    Knight Transportation, Inc. ............       25,437
   1,600    Knoll, Inc. ............................       12,128
      93    Korn/Ferry International+ ..............          989
      66    K-Tron International, Inc.+ ............        5,259
     334    LaBarge, Inc.+ .........................        3,096
   7,574    Landstar System, Inc. ..................      271,982
     398    Lindsay Corp. ..........................       13,174
     147    LMI Aerospace, Inc.+ ...................        1,488
     524    Marten Transport, Ltd.+ ................       10,878
   1,275    MasTec, Inc.+ ..........................       14,943
     112    Mcgrath Rentcorp .......................        2,135
     389    Met-Pro Corp. ..........................        4,209
   2,292    Microvision, Inc.+ .....................        7,037
     556    Middleby Corp.+ ........................       24,420
     840    Mine Safety Appliances Co. .............       20,244
     313    Mobile Mini, Inc.+ .....................        4,592
  13,419    Monster Worldwide, Inc.+ ...............      158,478
     320    Multi-Color Corp. ......................        3,923
     587    MYR Group, Inc.+ .......................       11,869
   1,699    Navigant Consulting, Inc.+ .............       21,951
     114    NCI Building Systems, Inc.+ ............          301
     387    Nordson Corp. ..........................       14,961
     287    North American Galvanizing &
            Coating, Inc.+ .........................        1,739
   1,784    Odyssey Marine Exploration, Inc.+ ......        2,854
     154    Old Dominion Freight Line, Inc.+ .......        5,170
      94    Omega Flex, Inc. .......................        1,425
     131    On Assignment, Inc.+ ...................          512
   1,921    Orbital Sciences Corp.+ ................       29,141
     734    Orion Marine Group, Inc.+ ..............       13,946
      28    Patriot Transporation Holding, Inc.+ ...        2,042
   1,814    Perma-Fix Environmental Services+ ......        4,390
     260    Pike Electric Corp.+ ...................        3,133
     445    PMFG, Inc.+ ............................        3,921
     243    Polypore International, Inc.+ ..........        2,702
     115    Portec Rail Products, Inc. .............        1,133
     265    Powell Industries, Inc.+ ...............        9,824
     229    Power-One, Inc.+ .......................          341
     167    PowerSecure International, Inc.+ .......          711
      69    Preformed Line Products Co. ............        3,040
     277    Primoris Services Corp. ................        2,055
     752    Quanex Building Products Corp. .........        8,437
     545    Raven Industries, Inc. .................       13,952
     701    RBC Bearings, Inc.+ ....................       14,335
     208    Republic Airways Holdings, Inc.+ .......        1,358
   1,533    Resources Connection, Inc.+ ............       26,322
      67    Robbins & Myers, Inc. ..................        1,290
   1,493    Rollins, Inc. ..........................       25,844
   1,643    RSC Holdings, Inc.+ ....................       11,041
     246    Rush Enterprises, Inc., Class A+ .......        2,866
   1,464    SatCon Technology Corp.+ ...............        2,635
      20    Sauer-Danfoss, Inc. ....................          123

                       See Notes to Financial Statements.
                                       34

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                 Value
 ------                                                 -----
Industrials (continued)
     225    School Specialty, Inc.+ ................  $     4,547
   1,005    Simpson Manufacturing Co., Inc. ........       21,728
     202    SmartHeat, Inc.+ .......................        1,384
      48    Standard Parking Corp.+ ................          782
     422    Standard Register Co. (The) ............        1,376
     391    Stanley, Inc.+ .........................       12,856
      39    Sterling Construction Co., Inc.+ .......          595
     174    Sun Hydraulics Corp. ...................        2,814
  19,982    SYKES Enterprises, Inc.+ ...............      361,474
      27    TAL International Group, Inc. ..........          294
   2,082    Taser International, Inc.+ .............        9,494
     609    Team, Inc.+ ............................        9,543
     403    Teledyne Technologies, Inc.+ ...........       13,198
     635    Tennant Co. ............................       11,678
  23,816    Terex Corp.+ ...........................      287,459
   2,051    Tetra Tech, Inc.+ ......................       58,761
     406    Titan Machinery, Inc.+ .................        5,152
   8,174    TransDigm Group, Inc.+ .................      295,899
     465    Trex Co., Inc.+ ........................        6,217
     309    Trimas Corp.+ ..........................        1,041
   4,586    UAL Corp.+ .............................       14,629
     362    Ultralife Corp.+ .......................        2,596
     186    USA Truck, Inc.+ .......................        2,517
   1,424    Valence Technology, Inc.+ ..............        2,549
      76    Viad Corp. .............................        1,309
     262    Vicor Corp. ............................        1,892
     111    VSE Corp. ..............................        2,904
   5,820    Wabtec Corp. ...........................      187,229
      70    Waste Services, Inc.+ ..................          363
     747    Watsco, Inc. ...........................       36,551
   1,189    Watson Wyatt Worldwide, Inc.,
            Class A ................................       44,623
   1,653    Woodward Governor Co. ..................       32,729
                                                      -----------
                                                        5,108,658
                                                      -----------
Information Technology -- 28.4%
  10,753    3Com Corp.+ ............................       50,647
  13,354    3PAR, Inc.+ ............................      165,590
   1,192    ACI Worldwide, Inc.+ ...................       16,640
   1,323    Acme Packet, Inc.+ .....................       13,389
     272    Actel Corp.+ ...........................        2,919
     492    ActivIdentity Corp.+ ...................        1,245
   1,496    Actuate Corp.+ .........................        7,151
   1,893    Acxiom Corp. ...........................       16,715
     644    ADC Telecommunications, Inc.+ ..........        5,126
   1,464    Adtran, Inc. ...........................       31,432
   1,436    Advanced Analogic
            Technologies, Inc.+ ....................        6,591
     882    Advanced Energy Industries, Inc.+ ......        7,929
     521    Advent Software, Inc.+ .................       17,084
     469    Airvana, Inc.+ .........................        2,988
     671    American Software, Inc., Class A .......        3,865
   3,695    Amkor Technology, Inc.+ ................       17,477
   1,697    Anadigics, Inc.+ .......................        7,110


 Shares                                                  Value
 -------                                                 -----
Information Technology (continued)
     438    Anaren, Inc.+ ..........................  $     7,744
   2,462    Anixter International, Inc.+ ...........       92,547
  15,138    Applied Micro Circuits Corp.+ ..........      123,072
   8,313    ArcSight, Inc.+ ........................      147,722
   2,974    Ariba, Inc.+ ...........................       29,264
  14,966    Arris Group, Inc.+ .....................      181,987
   4,284    Art Technology Group, Inc.+ ............       16,279
   2,004    Aruba Networks, Inc.+ ..................       17,515
     994    AsiaInfo Holdings, Inc.+ ...............       17,107
   7,109    Atheros Communications, Inc.+ ..........      136,777
     315    ATMI, Inc.+ ............................        4,892
     193    Avid Technology, Inc.+ .................        2,588
     199    Avocent Corp.+ .........................        2,778
     425    Bankrate, Inc.+ ........................       10,727
     253    Benchmark Electronics, Inc.+ ...........        3,643
   1,183    BigBand Networks, Inc.+ ................        6,116
   1,492    Blackbaud, Inc. ........................       23,201
  11,051    Blackboard, Inc.+ ......................      318,932
   1,345    Blue Coat Systems, Inc.+ ...............       22,246
     853    Bottomline Technologies, Inc.+ .........        7,686
   1,678    Brightpoint, Inc.+ .....................       10,521
      86    Cabot Microelectronics Corp.+ ..........        2,433
     117    CACI International, Inc., Class A+ .....        4,997
     439    Callidus Software, Inc.+ ...............        1,251
     281    Cass Information Systems, Inc. .........        9,200
   1,234    Cavium Networks, Inc.+ .................       20,744
     572    Ceva, Inc.+ ............................        4,965
     316    Checkpoint Systems, Inc.+ ..............        4,958
     765    China Information Security .............
            Technology, Inc.+ ......................        2,188
     896    China Security & Surveillance ..........
            Technology, Inc.+ ......................        6,756
     269    China TransInfo Technology Corp.+ ......        1,259
   1,002    Chordiant Software, Inc.+ ..............        3,637
   2,196    Cirrus Logic, Inc.+ ....................        9,882
   1,452    Cogent, Inc.+ ..........................       15,580
     244    Cognex Corp. ...........................        3,448
   1,417    CommVault Systems, Inc.+ ...............       23,494
     573    Compellent Technologies, Inc.+ .........        8,738
     302    Computer Task Group, Inc.+ .............        1,842
  13,008    comScore, Inc.+ ........................      173,267
     958    Comtech Telecommunications Corp.+ ......       30,541
     649    Comverge, Inc.+ ........................        7,853
   1,354    Concur Technologies, Inc.+ .............       42,082
     816    Constant Contact, Inc.+ ................       16,189
      72    CPI International, Inc.+ ...............          626
     838    Cray, Inc.+ ............................        6,603
     715    CSG Systems International, Inc.+ .......        9,467
      59    CTS Corp. ..............................          386
   2,352    Cybersource Corp.+ .....................       35,986
   6,192    Cymer, Inc.+ ...........................      184,088
  14,820    Cypress Semiconductor Corp.+ ...........      136,344
     992    Daktronics, Inc. .......................        7,638
   1,613    Data Domain, Inc.+ .....................       53,793

                       See Notes to Financial Statements.
                                       35

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Information Technology (continued)
      50    DDi Corp.+ .............................  $       226
  21,907    DealerTrack Holdings, Inc.+ ............      372,419
     382    Deltek, Inc.+ ..........................        1,658
     683    DemandTec, Inc.+ .......................        6,010
     620    DG FastChannel, Inc.+ ..................       11,346
     510    Dice Holdings, Inc.+ ...................        2,372
     297    Digi International, Inc.+ ..............        2,896
   1,048    Digital River, Inc.+ ...................       38,063
   1,085    Diodes, Inc.+ ..........................       16,969
     667    DivX, Inc.+ ............................        3,662
     533    Double-Take Software, Inc.+ ............        4,610
   4,998    DTS, Inc.+ .............................      135,296
     446    Earthlink, Inc.+ .......................        3,305
     231    Ebix, Inc.+ ............................        7,235
     786    Echelon Corp.+ .........................        6,665
     222    eLoyalty Corp.+ ........................        1,749
     426    EMS Technologies, Inc.+ ................        8,903
   2,609    Emulex Corp.+ ..........................       25,516
   1,771    Entropic Communications, Inc.+ .........        3,985
   1,664    Entrust, Inc.+ .........................        3,012
   1,102    EPIQ Systems, Inc.+ ....................       16,916
       7    ePlus, Inc.+ ...........................          102
   1,451    Euronet Worldwide, Inc.+ ...............       28,135
     109    Exar Corp.+ ............................          784
     508    ExlService Holdings, Inc.+ .............        5,695
   1,145    FalconStor Software, Inc.+ .............        5,439
     515    FARO Technologies, Inc.+ ...............        7,998
   1,174    FEI Co.+ ...............................       26,885
   1,583    Formfactor, Inc.+ ......................       27,291
     532    Forrester Research, Inc.+ ..............       13,061
   2,017    Gartner, Inc.+ .........................       30,779
   1,250    Global Cash Access Holdings, Inc.+ .....        9,950
     519    GSE Systems, Inc.+ .....................        3,503
  15,724    GSI Commerce, Inc.+ ....................      224,067
     630    Hackett Group, Inc. (The)+ .............        1,468
   2,469    Harmonic, Inc.+ ........................       14,542
   1,275    Heartland Payment Systems, Inc. ........       12,202
     729    Hittite Microwave Corp.+ ...............       25,333
     303    Hughes Communications, Inc.+ ...........        6,917
     449    i2 Technologies, Inc.+ .................        5,635
     197    ICx Technologies, Inc.+ ................        1,182
     748    iGate Corp. ............................        4,952
      96    Imation Corp. ..........................          731
     241    Imergent, Inc. .........................        1,687
     926    Immersion Corp.+ .......................        4,574
   2,858    Infinera Corp.+ ........................       26,094
     608    infoGROUP, Inc. ........................        3,472
  10,656    Informatica Corp.+ .....................      183,177
     647    Infospace, Inc.+ .......................        4,290
     704    Innodata Isogen, Inc.+ .................        3,084
     201    Insight Enterprises, Inc.+ .............        1,942
     154    Integral Systems, Inc.+ ................        1,281
     699    Intellon Corp.+ ........................        2,971
     429    Interactive Intelligence, Inc.+ ........        5,260



 Shares                                                   Value
 ------                                                   -----
Information Technology (continued)
   1,488    InterDigital, Inc.+ ....................  $    36,367
   2,112    Intermec, Inc.+ ........................       27,245
     466    Internet Brands, Inc., Class A+ ........        3,262
     708    Internet Capital Group, Inc.+ ..........        4,765
     786    IPG Photonics Corp.+ ...................        8,622
     854    Isilon Systems, Inc.+ ..................        3,621
   4,213    Itron, Inc.+ ...........................      232,010
   1,043    Ixia+ ..................................        7,030
     670    IXYS Corp. .............................        6,780
   1,395    j2 Global Communications, Inc.+ ........       31,471
   2,853    Jack Henry & Associates, Inc. ..........       59,200
     668    JDA Software Group, Inc.+ ..............        9,993
     767    Kenexa Corp.+ ..........................        8,874
     207    Keynote Systems, Inc.+ .................        1,581
   1,023    Knot, Inc. (The)+ ......................        8,061
   2,271    Kopin Corp.+ ...........................        8,335
   2,059    Kulicke & Soffa Industries, Inc.+ ......        7,062
     425    KVH Industries, Inc.+ ..................        2,903
   1,993    L-1 Identity Solutions, Inc., Class 1+ .       15,426
     300    Lattice Semiconductor Corp.+ ...........          564
   1,880    Lawson Software, Inc.+ .................       10,490
   1,093    Limelight Networks, Inc.+ ..............        4,809
   1,928    Lionbridge Technologies+ ...............        3,547
     511    Liquidity Services, Inc.+ ..............        5,038
   1,379    LivePerson, Inc.+ ......................        5,516
      50    Logility, Inc.+ ........................          348
   2,112    LogMeIn, Inc. ..........................       33,792
     685    LoopNet, Inc.+ .........................        5,309
     365    Loral Space & Communications, Inc.+ ....        9,399
     784    Manhattan Associates, Inc.+ ............       14,284
     594    Mantech International Corp., Class A+ ..       25,566
     339    Marchex, Inc., Class B .................        1,142
     547    MAXIMUS, Inc. ..........................       22,564
     764    Maxwell Technologies, Inc.+ ............       10,566
      42    MEMSIC, Inc.+ ..........................          178
     262    Mentor Graphics Corp.+ .................        1,433
   6,221    MercadoLibre, Inc.+ ....................      167,220
     138    Methode Electronics, Inc. ..............          969
     629    Micrel, Inc. ...........................        4,604
   2,763    Microsemi Corp.+ .......................       38,129
     308    MicroStrategy, Inc., Class A+ ..........       15,468
   1,053    Microtune, Inc.+ .......................        2,464
   1,507    MIPS Technologies, Inc., Class A+ ......        4,521
      85    ModusLink Global Solutions, Inc.+ ......         583
   2,377    MoneyGram International, Inc.+ .........        4,231
   1,153    Monolithic Power Systems, Inc.+ ........       25,839
   5,225    Move, Inc.+ ............................       11,286
      61    MTS Systems Corp. ......................        1,260
     335    Multi-Fineline Electronix, Inc.+ .......        7,169
     221    NCI, Inc., Class A+ ....................        6,723
   1,300    Net 1 UEPS Technologies, Inc.+ .........       17,667
  21,773    Netezza Corp.+ .........................      181,151
     303    Netgear, Inc.+ .........................        4,366
     615    Netlogic Microsystems, Inc.+ ...........       22,423

                       See Notes to Financial Statements.
                                       36

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                 Value
 ------                                                 -----
Information Technology (continued)
     728    Netscout Systems, Inc.+ ................  $     6,829
     568    NetSuite, Inc.+ ........................        6,708
     474    Network Equipment
            Technologies, Inc.+ ....................        2,019
   1,690    NIC, Inc. ..............................       11,441
   1,036    Novatel Wireless, Inc.+ ................        9,345
  11,702    Nuance Communications, Inc.+ ...........      141,477
     159    NVE Corp.+ .............................        7,727
   2,169    Omniture, Inc.+ ........................       27,243
     544    Online Resources Corp.+ ................        3,394
     102    OpenTable, Inc.+ .......................        3,077
   1,105    OpenTV Corp., Class A+ .................        1,459
     814    Openwave Systems, Inc.+ ................        1,823
     505    Oplink Communications, Inc.+ ...........        5,757
     446    Opnet Technologies, Inc. ...............        4,085
     132    Opnext, Inc.+ ..........................          282
     417    OSI Systems, Inc.+ .....................        8,694
   4,148    Palm, Inc.+ ............................       68,732
     170    PAR Technology Corp.+ ..................        1,086
   3,945    Parametric Technology Corp.+ ...........       46,117
     437    Park Electrochemical Corp. .............        9,409
     975    Parkervision, Inc.+ ....................        2,983
      69    PC Mall, Inc.+ .........................          466
      83    PC-Tel, Inc.+ ..........................          444
     511    Pegasystems, Inc. ......................       13,480
     211    Perficient, Inc.+ ......................        1,475
     600    Perot Systems Corp., Class A+ ..........        8,598
     965    Phoenix Technologies, Ltd.+ ............        2,615
   1,467    Plantronics, Inc. ......................       27,741
     450    Plexus Corp.+ ..........................        9,207
   1,119    PLX Technology, Inc.+ ..................        4,219
  18,110    Polycom, Inc.+ .........................      367,090
     811    Power Integrations, Inc. ...............       19,294
   1,358    Progress Software Corp.+ ...............       28,749
     649    PROS Holdings, Inc.+ ...................        5,270
     402    QAD, Inc. ..............................        1,307
   7,131    Quantum Corp.+ .........................        5,919
     234    Quest Software, Inc.+ ..................        3,262
   2,260    Rackspace Hosting, Inc.+ ...............       31,324
     934    Radiant Systems, Inc.+ .................        7,752
     794    Radisys Corp.+ .........................        7,154
   1,357    RAE Systems, Inc.+ .....................        1,873
   1,429    RealNetworks, Inc.+ ....................        4,273
     221    Renaissance Learning, Inc. .............        2,035
   8,346    RF Micro Devices, Inc.+ ................       31,381
     742    RightNow Technologies, Inc.+ ...........        8,756
   1,864    Riverbed Technology, Inc.+ .............       43,226
     436    Rofin-Sinar Technologies, Inc.+ ........        8,724
     118    Rogers Corp.+ ..........................        2,387
   7,490    Rosetta Stone, Inc.+ ...................      205,526
     427    Rubicon Technology, Inc.+ ..............        6,098
     379    Rudolph Technologies, Inc.+ ............        2,092
   1,773    S1 Corp.+ ..............................       12,234
     811    Saba Software, Inc.+ ...................        3,122



 Shares                                                  Value
 ------                                                  -----
Information Technology (continued)
   1,532    Safeguard Scientifics, Inc.+ ...........  $     2,022
   2,846    Sapient Corp.+ .........................       17,901
   1,230    SAVVIS, Inc.+ ..........................       14,096
      53    Scansource, Inc.+ ......................        1,300
     560    Seachange International, Inc.+ .........        4,497
     136    Semitool, Inc.+ ........................          628
   2,078    Semtech Corp.+ .........................       33,061
   1,505    ShoreTel, Inc.+ ........................       12,040
     659    Sigma Designs, Inc.+ ...................       10,570
     109    Silicon Graphics International Corp.+ ..          495
   3,759    Silicon Laboratories, Inc.+ ............      142,616
   5,700    Skyworks Solutions, Inc.+ ..............       55,746
     966    Smith Micro Software, Inc.+ ............        9,486
     413    SolarWinds, Inc.+ ......................        6,810
   2,367    Solera Holdings, Inc.+ .................       60,122
     133    SonicWALL, Inc.+ .......................          729
  12,850    Sourcefire, Inc.+ ......................      159,211
     624    SPSS, Inc.+ ............................       20,823
     403    SRA International, Inc., Class A+ ......        7,077
     370    SRS Labs, Inc.+ ........................        2,461
     194    Standard Microsystems Corp.+ ...........        3,967
   1,334    Starent Networks Corp.+ ................       32,563
      71    StarTek, Inc.+ .........................          569
     841    STEC, Inc.+ ............................       19,503
     688    Stratasys, Inc.+ .......................        7,561
  16,565    SuccessFactors, Inc.+ ..................      152,067
   1,038    SumTotal Systems, Inc.+ ................        4,993
     530    Super Micro Computer, Inc.+ ............        4,060
     373    Supertex, Inc.+ ........................        9,366
     341    support.com, Inc.+ .....................          743
     693    Switch & Data Facilities Co., Inc.+ ....        8,129
   5,907    Sybase, Inc.+ ..........................      185,125
     897    Symyx Technologies+ ....................        5,247
   6,880    Synaptics, Inc.+ .......................      265,912
     565    Synchronoss Technologies, Inc.+ ........        6,933
     132    SYNNEX Corp.+ ..........................        3,299
     438    Syntel, Inc. ...........................        13,771
     358    Take-Two Interactive Software, Inc. ....        3,390
   1,064    Taleo Corp., Class A+ ..................       19,439
     491    Techwell, Inc.+ ........................        4,174
     757    Tekelec+ ...............................       12,740
   1,302    TeleCommunication Systems, Inc.,
            Class A+ ...............................        9,257
   1,105    TeleTech Holdings, Inc.+ ...............       16,741
   1,795    Terremark Worldwide, Inc.+ .............       10,375
   1,656    Tessera Technologies, Inc.+ ............       41,880
  46,872    THQ, Inc.+ .............................      335,604
   2,157    TIBCO Software, Inc.+ ..................       15,466
     311    Tier Technologies, Inc., Class B+ ......        2,388
   3,557    TiVo, Inc.+ ............................       37,277
     858    TNS, Inc.+ .............................       16,087
     188    Travelzoo, Inc.+ .......................        2,059
     202    Trident Microsystems, Inc.+ ............          352
   2,814    TriQuint Semiconductor, Inc.+ ..........       14,942

                       See Notes to Financial Statements.
                                       37

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
Information Technology (continued)
   1,063    Tyler Technologies, Inc.+ ..............  $    16,604
     829    Ultimate Software Group, Inc.+ .........       20,095
     804    Ultratech, Inc.+ .......................        9,897
     458    Unica Corp.+ ...........................        2,510
     680    Unisys Corp.+ ..........................        1,027
     995    Universal Display Corp.+ ...............        9,731
   2,961    Valueclick, Inc.+ ......................       31,150
     708    VASCO Data Security
            International, Inc.+ ...................        5,175
     615    Veeco Instruments, Inc.+ ...............        7,128
   2,455    VeriFone Holdings, Inc.+ ...............       18,437
     884    Viasat, Inc.+ ..........................       22,666
     664    Vignette Corp.+ ........................        8,732
      43    Virage Logic Corp.+ ....................          194
     334    Virtusa Corp.+ .........................        2,682
   7,100    VistaPrint, Ltd.+ ......................      302,815
     564    Vocus, Inc.+ ...........................       11,145
     771    Volterra Semiconductor Corp.+ ..........       10,131
   1,507    Websense, Inc.+ ........................       26,885
   2,322    Wind River Systems, Inc.+ ..............       26,610
   1,306    Wright Express Corp.+ ..................       33,264
   2,130    Zix Corp.+ .............................        3,195
   1,327    Zoran Corp.+ ...........................       14,464
                                                      -----------
                                                        8,566,986
                                                      -----------
Materials -- 1.9%
     171    AEP Industries, Inc.+ ..................        4,513
   1,246    Allied Nevada Gold Corp.+ ..............       10,043
     180    AMCOL International Corp. ..............        3,884
      83    American Vanguard Corp. ................          938
     135    Arch Chemicals, Inc. ...................        3,320
     624    Balchem Corp. ..........................       15,300
     446    Boise, Inc.+ ...........................          767
      25    Bway Holding Co.+ ......................          438
   1,863    Calgon Carbon Corp.+ ...................       25,877
     279    China Green Agriculture, Inc.+ .........        2,257
      34    Clearwater Paper Corp.+ ................          860
     281    Deltic Timber Corp. ....................        9,967
     240    General Steel Holdings, Inc.+ ..........          953
      33    GenTek, Inc.+ ..........................          737
   3,662    Greif, Inc., Class A ...................      161,934
     281    Hawkins, Inc. ..........................        6,345
     440    Koppers Holdings, Inc. .................       11,603
     868    Landec Corp.+ ..........................        5,894
     587    LSB Industries, Inc.+ ..................        9,492
     343    NewMarket Corp. ........................       23,094
     204    NL Industries, Inc. ....................        1,505
     249    Olin Corp. .............................        2,961
   1,467    Omnova Solutions, Inc.+ ................        4,782
   1,779    Paramount Gold and Silver Corp.+ .......        2,704
     534    Polyone Corp.+ .........................        1,447
   1,143    Rock-Tenn Co., Class A .................       43,617
     478    Silgan Holdings, Inc. ..................       23,436
  22,540    Solutia, Inc.+ .........................      129,830




 Shares                                                  Value
 ------                                                  -----
Materials (continued)
     229    Stepan Co. .............................  $    10,113
     187    Stillwater Mining Co.+ .................        1,068
      49    United States Lime & Minerals, Inc.+ ...        2,079
     528    Wausau Paper Corp. .....................        3,548
   1,876    Worthington Industries, Inc. ...........       23,994
     725    WR Grace & Co.+ ........................        8,968
     734    Zep, Inc. ..............................        8,845
                                                      -----------
                                                          567,113
                                                      -----------
Telecommunication Services -- 1.4%
     211    AboveNet, Inc.+ ........................       17,087
   1,504    Alaska Communications Systems
            Group, Inc. ............................       11,009
     788    Cbeyond, Inc.+ .........................       11,308
   2,893    Centennial Communications Corp.+ .......       24,185
   1,306    Cincinnati Bell, Inc.+ .................        3,709
   1,508    Cogent Communications Group, Inc.+ .....       12,290
     413    Consolidated Communications
            Holdings, Inc. .........................        4,836
   1,568    Fairpoint Communications, Inc. .........          941
     200    Fibernet Telecom Group, Inc.+ ..........        2,484
     792    General Communication, Inc.,
            Class A+ ...............................        5,489
     847    Global Crossing, Ltd.+ .................        7,775
     444    HickoryTech Corp. ......................        3,410
     896    inContact, Inc.+ .......................        2,455
     166    Iowa Telecommunications
            Services, Inc. .........................        2,077
     534    iPCS, Inc.+ ............................        7,989
   1,117    Neutral Tandem, Inc.+ ..................       32,974
   1,028    NTELOS Holdings Corp. ..................       18,936
   4,154    PAETEC Holding Corp.+ ..................       11,216
   1,593    Premiere Global Services, Inc.+ ........       17,268
   7,366    SBA Communications Corp., Class A+ .....      180,762
     805    Shenandoah Telecommunications Co. ......       16,333
   1,932    Syniverse Holdings, Inc.+ ..............       30,970
     694    USA Mobility, Inc. .....................        8,855
     456    Virgin Mobile USA, Inc., Class A+ ......        1,833
                                                      -----------
                                                          436,191
                                                      -----------
Utilities -- 0.1%
     426    Cadiz, Inc.+ ...........................        4,102
      52    California Water Service Group .........        1,916
      19    Connecticut Water Service, Inc. ........          412
     163    Consolidated Water Co., Inc. ...........        2,584
     233    New Jersey Resources Corp. .............        8,630
      29    Pennichuck Corp. .......................          661
     155    Piedmont Natural Gas Co., Inc. .........        3,737
     118    South Jersey Industries, Inc. ..........        4,117
   1,624    U.S. Geothermal, Inc.+ .................        2,306
     150    York Water Co. .........................        2,300
                                                      -----------
                                                           30,765
                                                      -----------
Total Common Stock (Cost $31,165,880) ..............   29,966,589
                                                      -----------

                       See Notes to Financial Statements.
                                       38

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND                                              JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                 Value
 ------                                                 -----
WARRANT -- 0.0%
      15    GRH, Expires 15/09/11+
            (Cost $--)(a)                             $        --
                                                      -----------
PRIVATE COMPANY -- 0.0%
       1    Teton Advisors, Inc.(d)
            (Cost $39)                                         --
                                                      -----------
CASH EQUIVALENT -- 2.3%
 676,355    PNC Institutional Money
            Market Trust, 0.050%(b)(c)                    676,373
                                                      -----------
Total Cash Equivalent (Cost $676,373)                     676,373
                                                      -----------
MONEY MARKET FUND -- 0.0%
 107,168    TCW Money Market Fund, 0.100%(b)
            (Cost $107,168)                               107,168
                                                      -----------
Total Investments -- 101.7%
(Cost $31,949,460)                                     30,750,130
Other Assets & Liabilities, Net -- (1.7)%                (522,960)
                                                      -----------
NET ASSETS -- 100.0%                                  $30,197,170
                                                      ===========

+   Non-income producing security.
++ Narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting.
(a) All or a portion of this security is on loan.
(b) The rate reported is the 7-day effective yield as of June 30, 2009.
(c) A partial position of this security was purchased with proceeds from collateral received from securities on loan. At June 30, 2009, $18 of this investment represents the collateral received for securities on loan.
(d) Security fair valued using methods determined in good faith by the Pricing Committee. As of June 30, 2009, the total market value of this security was $0 representing 0.0% of net assets.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       39

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)

 Shares                                                  Value
 ------                                                  -----
COMMON STOCK -- 94.7%
Australia -- 3.3%
     840    AGL Energy, Ltd. .......................  $     9,085
  13,400    Alumina, Ltd. ..........................       15,393
   3,220    AMP, Ltd. ..............................       12,608
   1,749    Aristocrat Leisure, Ltd. ...............        5,326
   4,176    Australia & New Zealand Banking
            Group, Ltd. ............................       55,308
   5,553    BHP Billiton, Ltd. .....................      152,035
   3,707    BlueScope Steel, Ltd. ..................        7,512
   2,590    Brambles, Ltd. .........................       12,392
   2,116    Commonwealth Bank of Australia .........       66,287
   1,000    CSL, Ltd. ..............................       25,840
   3,120    Fortescue Metals Group, Ltd.+ ..........        9,451
   4,120    Foster's Group, Ltd. ...................       17,060
   7,765    GPT Group ..............................        3,037
   6,870    Insurance Australia Group, Ltd. ........       19,386
     308    Leighton Holdings, Ltd. ................        5,806
     528    Macquarie Group, Ltd. ..................       16,520
   5,570    Macquarie Infrastructure Group .........        6,399
   3,409    National Australia Bank, Ltd. ..........       61,379
     651    Newcrest Mining, Ltd. ..................       15,901
   1,215    Orica, Ltd. ............................       21,133
     802    Origin Energy, Ltd. ....................        9,437
   1,610    QBE Insurance Group, Ltd. ..............       25,747
     620    Rio Tinto, Ltd. ........................       25,882
   4,886    Stockland ..............................       12,596
   4,732    Suncorp-Metway, Ltd. ...................       25,426
   2,150    TABCORP Holdings, Ltd. .................       12,366
   8,000    Telstra Corp., Ltd. ....................       21,817
   1,550    Toll Holdings, Ltd. ....................        7,774
   2,602    Transurban Group .......................        8,737
   1,459    Wesfarmers, Ltd. .......................       26,548
     754    Wesfarmers, Ltd. PPS ...................       14,241
   3,555    Westfield Group ........................       32,516
  10,662    Westpac Banking Corp. ..................      173,360
     970    Woodside Petroleum, Ltd. ...............       33,489
   2,227    Woolworths, Ltd. .......................       47,219
     383    WorleyParsons, Ltd. ....................        7,295
                                                      -----------
                                                        1,022,308
                                                      -----------
Austria -- 0.9%
   3,336    Atrium European Real Estate, Ltd.+ .....       14,871
     570    Erste Group Bank AG ....................       15,469
   2,560    OMV AG .................................       96,205
     790    Telekom Austria AG .....................       12,363
   3,300    Vienna Insurance Group .................      143,799
                                                      -----------
                                                          282,707
                                                      -----------
Belgium -- 1.1%
   1,014    Anheuser-Busch InBev NV ................       36,753
     624    Anheuser-Busch InBev NV+ ...............            2
     280    Belgacom SA ............................        8,951
   1,797    Delhaize Group .........................      126,467
   5,266    Fortis .................................       18,024



 Shares                                                 Value
 ------                                                 -----
Belgium (continued)
     341    Groupe Bruxelles Lambert SA ............  $    24,987
     400    KBC Groep NV ...........................        7,353
   1,100    Solvay SA ..............................       93,020
     200    UCB SA .................................        6,420
                                                      -----------
                                                          321,977
                                                      -----------
 Bermuda -- 0.0%
     736    Seadrill, Ltd. .........................       10,598
                                                      -----------
Canada -- 3.5%
   1,900    Bank of Nova Scotia ....................       70,954
   2,900    Metro, Inc., Class A ...................       94,830
   6,400    Nexen, Inc. ............................      139,097
   5,300    Petro-Canada ...........................      204,761
   1,250    Potash Corp. of Saskatchewan ...........     116,636
   6,000    Rogers Communications, Inc.,
            Class B ................................      154,296
   3,900    Royal Bank of Canada ...................      159,562
   3,200    Shoppers Drug Mart Corp. ...............      137,583
                                                      -----------
                                                        1,077,719
                                                      -----------
China -- 1.0%
  93,577    Bank of Communications Co.,
            Ltd., Class H ..........................      104,115
 224,000    Dongfeng Motor Group Co.,
            Ltd., Class H ..........................      187,896
   7,327    Foxconn International
            Holdings, Ltd.+ ........................        4,764
                                                      -----------
                                                          296,775
                                                      -----------
Denmark -- 0.7%
       3    A P Moller - Maersk A/S, Class B .......       17,970
     224    Danske Bank A/S ........................        3,864
     700    DSV A/S ................................        8,680
   5,800    H Lundbeck A/S .........................      110,323
     800    Novo-Nordisk A/S, Class B ..............       43,562
     125    Novozymes A/S, Class B .................       10,167
     350    Vestas Wind Systems A/S+ ...............       25,112
                                                      -----------
                                                          219,678
                                                      -----------
Finland -- 0.9%
   1,070    Fortum Oyj .............................       24,379
  14,240    Nokia Oyj ..............................      208,494
   1,060    Sampo Oyj, Class A .....................       20,034
   1,450    Stora Enso Oyj, Class R ................        7,667
   1,310    UPM-Kymmene Oyj ........................       11,428
                                                      -----------
                                                          272,002
                                                      -----------
France -- 9.0%
     370    Accor SA ...............................       14,736
     649    Air Liquide SA .........................       59,526
   4,580    Alcatel-Lucent .........................       11,481
     440    Alstom SA ..............................       26,116
   8,740    AXA SA .................................      165,357
   4,633    BNP Paribas ............................      302,011
   3,750    Bouygues ...............................      141,762

                       See Notes to Financial Statements.
                                       40

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                  Value
 ------                                                  -----
France (continued)
     290    Cap Gemini SA ..........................  $    10,729
     964    Carrefour SA ...........................       41,325
   1,400    Christian Dior SA ......................      104,831
     720    Cie de Saint-Gobain ....................       24,217
     295    Cie Generale de Geophysique-
            Veritas+ ...............................        5,338
     440    Cie Generale d'Optique Essilor
            International SA .......................       21,033
     180    CNP Assurances .........................       17,216
     245    Compagnie Generale des
            Etablissements Michelin, Class B .......       14,026
   1,610    Credit Agricole SA .....................       20,179
     362    Electricite de France ..................       17,669
  12,744    France Telecom SA ......................      289,859
   7,546    GDF Suez ...............................      282,353
     950    Groupe Danone ..........................       47,087
     350    Lafarge SA .............................       23,804
     330    Lagardere SCA ..........................       10,998
     490    L'Oreal SA .............................       36,767
     509    LVMH Moet Hennessy Louis
            Vuitton SA .............................       39,022
      40    Neopost SA .............................        3,600
     280    Pernod-Ricard SA .......................       17,696
     200    PPR ....................................       16,389
     520    Publicis Groupe ........................       15,913
   5,077    Sanofi-Aventis SA ......................      299,882
   2,415    Schneider Electric SA ..................      184,767
     820    Societe Generale .......................       44,993
     230    Sodexo .................................       11,838
     450    Suez Environnement SA ..................        7,883
     310    Technip SA .............................       15,280
   3,672    Total SA ...............................      198,947
     132    Unibail-Rodamco ........................       19,728
     135    Vallourec ..............................       16,494
   3,767    Veolia Environnement ...................      111,334
     604    Vinci SA ...............................       27,245
   1,936    Vivendi ................................       46,453
                                                      -----------
                                                        2,765,884
                                                      -----------
Germany -- 5.4%
     350    Adidas AG ..............................       13,332
     742    Allianz SE .............................       68,417
   3,452    BASF SE ................................      137,480
   1,314    Bayer AG ...............................       70,587
   1,250    Commerzbank AG .........................        7,789
   1,677    Daimler AG .............................       60,878
   1,037    Deutsche Bank AG .......................       63,016
     350    Deutsche Boerse AG .....................       27,228
   1,323    Deutsche Post AG .......................       17,268
   3,748    Deutsche Telekom AG ....................       44,294
   2,952    E.ON AG ................................      104,749
     217    Fresenius Medical Care
            AG & Co. KGaA ..........................        9,747
     260    Linde AG ...............................       21,351
   1,650    MAN AG .................................      101,484



 Shares                                                 Value
 -------                                                -----
Germany (continued)
     106    Merck KGaA .............................  $    10,782
     310    Metro AG ...............................       14,805
   1,181    Muenchener Rueckversicherungs AG .......      159,497
   3,740    RWE AG .................................      294,819
   3,680    SAP AG .................................      148,314
   3,600    SGL Carbon AG+ .........................      111,435
   1,313    Siemens AG .............................       90,762
     280    Solarworld AG ..........................        6,640
     720    ThyssenKrupp AG ........................       17,930
     160    Volkswagen AG ..........................       54,184
                                                      -----------
                                                        1,656,788
                                                      -----------
Greece -- 0.2%
   1,070    Alpha Bank AE ..........................       11,710
     810    EFG Eurobank Ergasias SA+ ..............        8,517
     680    Hellenic Telecommunications
            Organization SA ........................       10,395
     875    National Bank of Greece SA .............       24,264
     500    OPAP SA ................................       13,327
     454    Piraeus Bank SA+ .......................        4,518
                                                      -----------
                                                           72,731
                                                      -----------
Hong Kong -- 3.8%
   4,840    Bank of East Asia, Ltd. ................       14,669
  11,600    BOC Hong Kong Holdings, Ltd. ...........       20,185
  20,200    Cheung Kong Holdings, Ltd. .............      230,985
  18,800    Cheung Kong Infrastructure
            Holdings, Ltd. .........................       65,864
  13,000    China Mobile, Ltd. .....................      130,171
   2,582    CLP Holdings, Ltd. .....................       17,110
  79,800    CNOOC, Ltd. ............................       98,309
   2,000    Esprit Holdings, Ltd. ..................       11,113
   3,801    Hang Lung Properties, Ltd. .............       12,518
   2,100    Hang Seng Bank, Ltd. ...................       29,394
  11,330    Hong Kong & China Gas Co., Ltd. ........       23,785
   2,100    Hong Kong Exchanges and
            Clearing, Ltd. .........................       32,461
   3,100    HongKong Electric Holdings .............       17,222
   5,100    Hutchison Whampoa, Ltd. ................       33,179
   7,000    Jardine Strategic Holdings, Ltd. .......      102,948
   4,129    Li & Fung, Ltd. ........................       11,025
  50,500    MTR Corp. ..............................      150,873
  57,775    New World Development, Ltd. ............      104,004
   2,900    Sun Hung Kai Properties, Ltd. ..........       36,014
   2,400    Swire Pacific, Ltd., Class A ...........       24,093
                                                      -----------
                                                        1,165,922
                                                      -----------
India -- 0.6%
   5,100    Infosys Technologies, Ltd. ADR .........      187,578
                                                      -----------
Indonesia -- 0.6%
 137,000    Gudang Garam TBK PT ....................      167,953
                                                      -----------
Ireland -- 0.2%
     273    CRH PLC ................................        6,250
   1,058    CRH PLC ................................       24,308

                       See Notes to Financial Statements.
                                       41

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)



 Shares                                                 Value
 -------                                                -----
Ireland (continued)
     770    Elan Corp. PLC+ ........................  $     5,054
   2,400    Experian PLC ...........................       17,997
                                                      -----------
                                                           53,609
                                                      -----------
Israel -- 0.8%
  25,875    Bank Hapoalim BM+ ......................       68,510
   3,700    Teva Pharmaceutical Industries,
            Ltd. ADR ...............................      182,558
                                                      -----------
                                                          251,068
                                                      -----------
Italy -- 2.6%
   2,397    Assicurazioni Generali SPA .............       49,903
     690    Atlantia SPA ...........................       13,970
   4,660    Banca Monte dei Paschi
            di Siena SPA ...........................        7,529
   1,530    Banco Popolare Scarl ...................       11,437
   8,800    Enel SPA ...............................       42,944
  10,506    ENI SPA ................................      249,075
   1,510    Fiat SPA ...............................       15,220
   1,090    Finmeccanica SPA .......................       15,365
  64,584    Intesa Sanpaolo SPA ....................      208,623
   2,180    Intesa Sanpaolo SPA, RNC ...............        5,387
   2,310    Mediaset SPA ...........................       12,964
   1,310    Mediobanca SPA .........................       15,604
   5,876    Snam Rete Gas SPA ......................       25,802
  14,324    Telecom Italia SPA .....................       19,852
  13,120    Telecom Italia SPA, RNC ................       12,920
  26,743    UniCredit SPA ..........................       67,615
   1,132    Unione di Banche Italiane SCPA .........       14,746
                                                      -----------
                                                          788,956
                                                      -----------
Japan -- 18.6%
     300    Advantest Corp. ........................        5,463
   1,600    Aeon Co., Ltd. .........................       15,786
     500    Aisin Seiki Co., Ltd. ..................       10,801
     685    Ajinomoto Co., Inc. ....................        5,418
  12,100    Amada Co., Ltd. ........................       74,982
  18,900    Asahi Breweries, Ltd. ..................      270,818
   2,200    Asahi Glass Co., Ltd. ..................       17,621
   3,600    Asahi Kasei Corp. ......................       18,264
   5,300    Astellas Pharma, Inc. ..................      187,145
   4,100    Bank of Yokohama, Ltd. (The) ...........       21,945
   1,400    Bridgestone Corp. ......................       21,929
   1,598    Canon, Inc. ............................       52,194
      18    Central Japan Railway Co. ..............      110,649
   1,400    Chiba Bank, Ltd. (The) .................        9,136
     878    Chubu Electric Power Co., Inc. .........       20,275
     500    Chugai Pharmaceutical Co., Ltd. ........        9,514
   1,900    Chuo Mitsui Trust Holdings, Inc. .......        7,239
     100    Credit Saison Co., Ltd. ................        1,268
   2,100    Dai Nippon Printing Co., Ltd. ..........       28,751
   1,400    Daiichi Sankyo Co., Ltd. ...............       24,988
     600    Daikin Industries, Ltd. ................       19,309
     200    Daito Trust Construction Co., Ltd. .....        9,430
     308    Daiwa House Industry Co., Ltd. .........        3,312
   2,900    Daiwa Securities Group, Inc. ...........       17,232



 Shares                                                 Value
 -------                                                -----
Japan (continued)
     548    Denso Corp. ............................  $    14,046
     500    Dentsu, Inc. ...........................       10,492
     700    East Japan Railway Co. .................       42,142
     500    Eisai Co., Ltd. ........................       17,751
     500    Electric Power Development
            Co., Ltd. ..............................       14,186
     400    Fanuc, Ltd. ............................       32,053
   1,000    FUJIFILM Holdings Corp. ................       31,823
   4,600    Fujitsu, Ltd. ..........................       24,987
   1,900    Fukuoka Financial Group, Inc. ..........        8,497
     217    Hankyu Hanshin Holdings, Inc. ..........        1,016
     100    Hirose Electric Co., Ltd. ..............       10,668
   2,773    Hitachi, Ltd. ..........................        8,629
     509    Hokkaido Electric Power Co., Inc. ......        9,530
   1,600    Hokuhoku Financial Group, Inc. .........        4,010
   6,300    Hokuriku Electric Power Co. ............      144,081
  10,700    Honda Motor Co., Ltd. ..................      294,351
     900    HOYA Corp. .............................       18,028
     200    Ibiden Co., Ltd. .......................        5,608
       3    INPEX Corp. ............................       23,918
   3,800    ITOCHU Corp. ...........................       26,368
   1,164    Japan Steel Works, Ltd. (The) ..........       14,344
       8    Japan Tobacco, Inc. ....................       25,005
     700    JFE Holdings, Inc. .....................       23,517
   2,000    Joyo Bank, Ltd. (The) ..................       10,204
     700    JS Group Corp. .........................       10,803
   1,200    JTEKT Corp. ............................       12,127
   4,300    Kajima Corp. ...........................       13,385
  14,000    Kamigumi Co., Ltd. .....................      118,315
   1,700    Kansai Electric Power Co., Inc. (The) ..       37,498
   1,000    Kao Corp. ..............................       21,759
       5    KDDI Corp. .............................       26,529
   1,015    Keio Corp. .............................        5,895
     110    Keyence Corp. ..........................       22,409
   5,300    Kintetsu Corp. .........................       23,361
   1,900    Kirin Holdings Co., Ltd. ...............       26,507
   6,100    Kobe Steel, Ltd. .......................       11,360
   1,800    Komatsu, Ltd. ..........................       27,790
   1,100    Konica Minolta Holdings, Inc. ..........       11,493
   1,133    Kubota Corp. ...........................        9,330
   1,000    Kuraray Co., Ltd. ......................       11,085
     300    Kyocera Corp. ..........................       22,521
     700    Kyushu Electric Power Co., Inc. ........       15,064
  44,200    Marubeni Corp. .........................      195,477
     900    Marui Group Co., Ltd. ..................        6,300
  40,000    Minebea Co., Ltd. ......................      170,222
   4,300    Mitsubishi Chemical Holdings Corp. .....       18,187
   2,600    Mitsubishi Corp. .......................       47,976
   4,200    Mitsubishi Electric Corp. ..............       26,543
   2,200    Mitsubishi Estate Co., Ltd. ............       36,522
   1,400    Mitsubishi Gas Chemical Co., Inc. ......        7,633
   6,000    Mitsubishi Heavy Industries, Ltd. ......       24,829
   4,600    Mitsubishi Materials Corp. .............       14,321
  14,856    Mitsubishi UFJ Financial Group, Inc. ...       91,728
   3,400    Mitsui & Co., Ltd. .....................       40,287

                       See Notes to Financial Statements.
                                       42

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                 Value
 -------                                                -----
Japan (continued)
   1,600    Mitsui Fudosan Co., Ltd. ...............  $    27,749
   2,700    Mitsui OSK Lines, Ltd. .................       17,447
     750    Mitsui Sumitomo Insurance Group
            Holdings, Inc. .........................       19,620
  17,000    Mizuho Financial Group, Inc. ...........       39,495
     500    Murata Manufacturing Co., Ltd. .........       21,339
   1,583    NEC Corp. ..............................        6,192
     300    Nidec Corp. ............................       18,260
     800    Nikon Corp. ............................       13,840
     137    Nintendo Co., Ltd. .....................       37,913
  14,056    Nippon Electric Glass Co., Ltd. ........      157,130
   2,100    Nippon Express Co., Ltd. ...............        9,533
   2,400    Nippon Mining Holdings, Inc. ...........       12,402
   2,300    Nippon Oil Corp. .......................       13,543
   5,989    Nippon Steel Corp. .....................       22,927
   5,300    Nippon Telegraph &
            Telephone Corp. ........................      215,834
   2,800    Nippon Yusen KK ........................       12,057
   5,200    Nissan Motor Co., Ltd. .................       31,556
     400    Nitto Denko Corp. ......................       12,195
   3,500    Nomura Holdings, Inc. ..................       29,541
   2,100    NSK, Ltd. ..............................       10,630
       3    NTT Data Corp. .........................        9,683
      22    NTT DoCoMo, Inc. .......................       32,176
   1,100    Obayashi Corp. .........................        5,385
     400    Olympus Corp. ..........................        9,419
     500    Omron Corp. ............................        7,244
     200    Oriental Land Co., Ltd. ................       13,409
     180    ORIX Corp. .............................       10,713
   4,800    Osaka Gas Co., Ltd. ....................       15,299
   2,765    Panasonic Corp. ........................       37,250
     200    Promise Co., Ltd. ......................        2,552
   1,100    Resona Holdings, Inc. ..................       15,418
  14,700    Ricoh Co., Ltd. ........................      189,358
     200    Rohm Co., Ltd. .........................       14,587
   2,900    Sankyo Co., Ltd. .......................      154,688
     600    Secom Co., Ltd. ........................       24,350
   1,300    Sega Sammy Holdings, Inc. ..............       16,476
     300    Seiko Epson Corp. ......................        4,896
   2,000    Sekisui Chemical Co., Ltd. .............       12,536
   1,700    Sekisui House, Ltd. ....................       17,216
   1,500    Seven & I Holdings Co., Ltd. ...........       35,177
   1,900    Sharp Corp. ............................       19,710
     700    Shin-Etsu Chemical Co., Ltd. ...........       32,463
   1,300    Shinsei Bank, Ltd. .....................        2,075
     700    Shiseido Co., Ltd. .....................       11,451
   2,100    Shizuoka Bank, Ltd. (The) ..............       20,782
   2,800    Showa Denko KK .........................        4,994
      38    SMC Corp. ..............................        4,080
   1,300    Softbank Corp. .........................       25,324
   4,544    Sojitz Corp. ...........................        9,964
   1,900    Sompo Japan Insurance, Inc. ............       12,660
   1,800    Sony Corp. .............................       46,958
      65    Sony Financial Holdings, Inc. ..........      179,206
   3,200    Sumitomo Chemical Co., Ltd. ............       14,390


 Shares                                                 Value
 -------                                                -----
Japan (continued)
   2,500    Sumitomo Corp. .........................  $    25,410
   1,900    Sumitomo Electric Industries, Ltd. .....       21,302
   1,800    Sumitomo Heavy Industries, Ltd. ........        8,007
   7,600    Sumitomo Metal Industries, Ltd. ........       20,202
   1,300    Sumitomo Metal Mining Co., Ltd. ........       18,261
   5,200    Sumitomo Mitsui Financial
            Group, Inc. ............................      210,409
     900    Sumitomo Realty & Development
            Co., Ltd. ..............................       16,432
   2,600    Sumitomo Trust & Banking Co.,
            Ltd. (The) .............................       13,951
     300    T&D Holdings, Inc. .....................        8,571
   1,300    Takashimaya Co., Ltd. ..................       10,232
   1,400    Takeda Pharmaceutical Co., Ltd. ........       54,429
     200    TDK Corp. ..............................        9,388
   3,100    Teijin, Ltd. ...........................        9,964
     400    Terumo Corp. ...........................       17,634
   2,500    Tobu Railway Co., Ltd. .................       14,674
     900    Tohoku Electric Power Co., Inc. ........       18,799
     891    Tokio Marine Holdings, Inc. ............       24,463
   2,200    Tokyo Electric Power Co., Inc. (The) ...       56,562
     300    Tokyo Electron, Ltd. ...................       14,477
   5,500    Tokyo Gas Co., Ltd. ....................       19,648
   3,000    Tokyu Corp. ............................       15,133
   2,100    Toppan Printing Co., Ltd. ..............       21,157
   2,700    Toray Industries, Inc. .................       13,743
   6,000    Toshiba Corp. ..........................       21,736
   8,900    Toyo Suisan Kaisha, Ltd. ...............      183,360
     500    Toyota Industries Corp. ................       12,427
   4,355    Toyota Motor Corp. .....................      164,686
     500    Toyota Tsusho Corp. ....................        7,405
       4    West Japan Railway Co. .................       13,227
      34    Yahoo! Japan Corp. .....................       10,813
     190    Yamada Denki Co., Ltd. .................       11,053
     600    Yamaha Motor Co., Ltd. .................        6,665
   1,200    Yamato Holdings Co., Ltd. ..............       15,954
                                                      -----------
                                                        5,717,245
                                                      -----------
Luxembourg -- 0.5%
   4,645    ArcelorMittal ..........................      153,657
                                                      -----------
Mexico -- 0.7%
  50,000    America Movil SAB de CV, Ser L .........       96,956
   2,600    Grupo Elektra SA de CV .................      118,394
                                                      -----------
                                                          215,350
                                                      -----------
Netherlands -- 5.0%
   1,766    Aegon NV ...............................       10,929
     550    Akzo Nobel NV ..........................       24,302
     953    ASML Holding NV ........................       20,648
     690    European Aeronautic Defence
            and Space Co. NV .......................       11,201
   1,350    Fugro NV, CVA ..........................       56,199
     600    Heineken NV ............................       22,352
   1,646    ING Groep NV, CVA ......................       16,669
   1,780    Koninklijke Ahold NV ...................       20,513

                       See Notes to Financial Statements.
                                       43

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)

 Shares                                                 Value
 -------                                                -----
Netherlands (continued)
   5,430    Koninklijke DSM NV .....................  $   170,689
   2,352    Koninklijke KPN NV .....................       32,440
   2,340    Koninklijke Philips Electronics NV .....       43,187
   1,203    Reed Elsevier NV .......................       13,297
  23,598    Royal Dutch Shell PLC, Class B .........      594,050
   5,853    Royal Dutch Shell PLC, Class A .........      146,808
     922    TNT NV .................................       18,014
  13,345    Unilever NV, CVA .......................      322,638
     660    Wolters Kluwer NV ......................       11,574
                                                      -----------
                                                        1,535,510
                                                      -----------
New Zealand -- 0.0%
   7,043    Telecom Corp. of New Zealand, Ltd. .....       12,351
                                                      -----------
Norway -- 0.7%
  19,700    DnB NOR ASA ............................      150,500
   2,200    Norsk Hydro ASA ........................       11,334
   2,150    Orkla ASA ..............................       15,631
   2,000    Petroleum Geo-Services ASA+ ............       12,469
   1,472    StatoilHydro ASA .......................       29,072
     965    Telenor ASA ............................        7,445
                                                      -----------
                                                          226,451
                                                      -----------
Philippines -- 0.2%
   3,200    Globe Telecom, Inc. ....................       63,071
                                                      -----------
Portugal -- 0.2%
   3,730    Banco Comercial Portugues SA,
            Class R ................................        3,796
   1,620    BRISA ..................................       11,641
   4,750    Energias de Portugal SA ................       18,652
   1,970    Portugal Telecom SGPS SA ...............       19,316
                                                      -----------
                                                           53,405
                                                      -----------
Russia -- 1.1%
   5,000    Gazprom OAO ADR ........................      101,531
   9,000    Tatneft ADR ............................      220,500
                                                      -----------
                                                          322,031
                                                      -----------
Singapore -- 3.3%
  72,000    ComfortDelgro Corp., Ltd. ..............       63,458
   3,000    DBS Group Holdings, Ltd. ...............       24,333
   9,800    Jardine Cycle & Carriage, Ltd. .........      129,414
   3,908    Keppel Corp., Ltd. .....................       18,534
   6,000    Oversea-Chinese Banking
            Corp., Ltd. ............................       27,561
   2,500    Singapore Airlines, Ltd. ...............       22,899
 130,200    Singapore Telecommunications, Ltd. .....      268,751
  61,000    SMRT Corp., Ltd. .......................       71,090
  39,200    United Overseas Bank, Ltd. .............      395,750
                                                      -----------
                                                        1,021,790
                                                      -----------
South Africa -- 1.7%
   6,000    African Rainbow Minerals, Ltd. .........      101,300
   3,750    AngloGold Ashanti, Ltd. ................      137,560
   6,700    MTN Group, Ltd. ........................      102,998


 Shares                                                 Value
 -------                                                -----
South Africa (continued)
  18,600    Pick n Pay Stores, Ltd. ................  $    79,624
  11,000    Remgro, Ltd. ...........................      105,942
                                                      -----------
                                                          527,424
                                                      -----------
South Korea -- 1.5%
   1,750    POSCO ADR ..............................      144,673
     650    Samsung Electronics Co., Ltd. ..........      300,879
                                                      -----------
                                                          445,552
                                                      -----------
Spain -- 4.3%
     609    Abertis Infraestructuras SA ............       11,496
     138    Acciona SA .............................       17,034
     144    ACS Actividades de Construccion y
            Servicios SA ...........................        7,307
   6,885    Banco Bilbao Vizcaya Argentaria SA .....       86,659
   1,820    Banco Popular Espanol SA ...............       15,919
  41,418    Banco Santander SA .....................      500,472
     880    Cintra Concesiones de Infraestructuras
            de Transporte SA .......................        5,481
     210    Fomento de Construcciones y
            Contratas SA ...........................        8,637
     897    Gamesa Corp. Tecnologica SA ............       17,095
     170    Grupo Ferrovial SA .....................        5,478
   6,436    Iberdrola SA ...........................       52,462
     380    Inditex SA .............................       18,281
  18,740    Repsol YPF SA ..........................      419,329
   7,449    Telefonica SA ..........................      169,098
                                                      -----------
                                                        1,334,748
                                                      -----------
Sweden -- 1.7%
     800    Assa Abloy AB, Class B .................       11,188
  14,400    Atlas Copco AB, Class A ................      145,014
   1,400    Atlas Copco AB, Class B ................       12,720
     600    Electrolux AB, Ser B ...................        8,395
     845    Hennes & Mauritz AB, Class B ...........       42,200
   6,200    Nordea Bank AB .........................       49,280
  12,800    Sandvik AB .............................       95,414
   1,000    Scania AB, Class B .....................        9,951
   1,100    Securitas AB, Class B ..................        9,369
   3,840    Skandinaviska Enskilda Banken
            AB, Class A ............................       16,986
   1,200    SKF AB, Class B ........................       14,833
   1,500    Svenska Cellulosa AB, Class B ..........       15,794
   1,100    Svenska Handelsbanken AB, Class A ......       20,862
   3,777    Telefonaktiebolaget LM Ericsson,
            Class B ................................       37,213
   4,100    TeliaSonera AB .........................       21,582
   2,283    Volvo AB, Class B ......................       14,142
                                                      -----------
                                                          524,943
                                                      -----------
Switzerland -- 5.0%
   3,841    ABB, Ltd. ..............................       60,655
     130    Actelion, Ltd.+ ........................        6,814
     340    Adecco SA ..............................       14,212
   1,100    Compagnie Financiere Richemont SA ......       22,934

                       See Notes to Financial Statements.
                                       44

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                 Value
 -------                                                -----
Switzerland (continued)
   1,597    Credit Suisse Group AG .................  $    73,172
      90    Geberit AG .............................       11,089
     450    Holcim, Ltd.+ ..........................       25,622
   1,800    Julius Baer Holding AG .................       70,009
   6,439    Nestle SA ..............................      243,138
     325    Nobel Biocare Holding AG ...............        7,113
  13,028    Novartis AG ............................      530,358
   1,191    Roche Holding AG .......................      162,284
   1,470    STMicroelectronics NV ..................       11,077
      79    Swatch Group AG (The) ..................       12,715
      66    Swiss Life Holding AG ..................        5,712
     764    Swiss Reinsurance ......................       25,387
      48    Swisscom AG ............................       14,771
     166    Syngenta AG ............................       38,624
     149    Synthes, Inc. ..........................       14,408
   3,903    UBS AG .................................       47,925
     860    Zurich Financial Services AG ...........      152,015
                                                      -----------
                                                        1,550,034
                                                      -----------
United Kingdom -- 14.9%
   2,297    3i Group PLC ...........................        9,189
   2,800    Anglo American PLC .....................       81,454
   4,607    Anglo American PLC .....................      134,695
   9,940    AstraZeneca PLC ........................      438,250
  29,540    Aviva PLC ..............................      166,310
   6,290    BAE Systems PLC ........................       35,146
  16,799    Barclays PLC ...........................       78,061
   5,198    BG Group PLC ...........................       87,527
   9,663    BHP Billiton PLC .......................      217,776
  30,463    BP PLC .................................      240,697
   3,143    British American Tobacco PLC ...........       86,754
   1,069    British Land Co. PLC ...................        6,731
   2,330    British Sky Broadcasting Group PLC .....       17,490
  30,018    BT Group PLC, Class A ..................       50,292
   4,422    Cable & Wireless PLC ...................        9,705
   2,451    Cadbury PLC ............................       20,949
   1,219    Capita Group PLC (The) .................       14,372
     400    Carnival PLC ...........................       10,653
   9,673    Centrica PLC ...........................       35,566
  18,980    Compass Group PLC ......................      107,129
   3,710    Diageo PLC .............................       53,284
   8,510    Enterprise Inns PLC ....................       17,510
   5,480    Friends Provident Group PLC ............        5,926
  28,000    G4S PLC ................................       96,434
   8,732    GlaxoSmithKline PLC ....................      154,226
     490    Hammerson PLC ..........................        2,484
   2,878    Home Retail Group PLC ..................       12,353
  72,601    HSBC Holdings PLC ......................      604,811
  12,960    Imperial Tobacco Group PLC .............      337,295
     619    Intercontinental Hotels Group PLC ......        6,371
   3,260    International Power PLC ................       12,804
     830    Johnson Matthey PLC ....................       15,760
   4,950    Kingfisher PLC .........................       14,522
   1,460    Ladbrokes PLC ..........................        4,424



 Shares                                                 Value
 -------                                                -----
United Kingdom (continued)
     970    Land Securities Group PLC ..............  $     7,543
  13,730    Legal & General Group PLC ..............       12,841
  14,104    Lloyds TSB Group PLC ...................       16,258
     350    London Stock Exchange Group PLC ........        4,053
   3,512    Man Group PLC ..........................       16,097
   2,730    Marks & Spencer Group PLC ..............       13,765
   2,695    National Grid PLC ......................       24,317
     540    Next PLC ...............................       13,083
  12,240    Old Mutual PLC .........................       16,345
   1,940    Pearson PLC ............................       19,535
   4,759    Prudential PLC .........................       32,528
     831    Reckitt Benckiser Group PLC ............       37,948
   1,930    Reed Elsevier PLC ......................       14,418
   1,680    Rexam PLC ..............................        7,896
   5,933    Rio Tinto PLC ..........................      205,455
   3,689    Rolls-Royce Group PLC ..................       22,055
   9,434    Royal Bank of Scotland Group PLC .......        5,996
   5,679    RSA Insurance Group PLC ................       11,276
   1,780    SABMiller PLC ..........................       36,341
   4,410    Sage Group PLC (The) ...................       12,956
   3,120    Sainsbury (J) PLC ......................       16,111
   1,550    Scottish & Southern Energy PLC .........       29,160
     500    Severn Trent PLC .......................        9,016
   2,010    Smith & Nephew PLC .....................       14,922
   1,276    Smiths Group PLC .......................       14,763
  18,289    Standard Chartered PLC .................      343,865
  11,297    Tesco PLC ..............................       65,968
     411    Thomson Reuters PLC ....................       11,754
   2,071    Tullow Oil PLC .........................       32,073
   2,529    Unilever PLC ...........................       59,433
   1,228    United Utilities Group PLC .............       10,069
  86,514    Vodafone Group PLC .....................      168,253
     625    Whitbread PLC ..........................        8,430
   2,185    WM Morrison Supermarkets PLC ...........        8,534
     157    Wolseley PLC ...........................        3,005
   2,730    WPP PLC ................................       18,153
   3,750    Xstrata PLC ............................       40,753
                                                      -----------
                                                        4,571,918
                                                      -----------
United States -- 0.7%
   4,650    Philip Morris International, Inc. ......      202,833
                                                      -----------
Total Common Stock (Cost $37,466,689) ..............   29,092,566
                                                      -----------
PREFERRED STOCK -- 2.4%
Brazil -- 2.1%
   5,300    Banco Bradesco SA ......................       78,037
  12,800    Cia Vale do Rio Doce ...................      196,974
  34,170    Investimentos Itau SA ..................      150,760
  12,600    Petroleo Brasileiro SA .................      209,742
                                                      -----------
                                                          635,513
                                                      -----------
France -- 0.2%
   1,350    Bureau Veritas SA ......................       66,469
                                                      -----------

                       See Notes to Financial Statements.
                                       45

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                 Value
 -------                                                -----
Germany -- 0.1%
     550    Henkel AG & Co. KGaA ...................  $    17,169
     190    Porsche Automobil Holding SE ...........       12,784
     160    Volkswagen AG ..........................       11,192
                                                      -----------
                                                           41,145
                                                      -----------
Total Preferred Stock (Cost $1,034,955) ............      743,127
                                                      -----------
EXCHANGE TRADED FUND -- 1.4%
   9,400    iShares MSCI EAFE Index Fund ...........      430,614
                                                      -----------
Total Exchange Traded Fund (Cost $414,316) .........      430,614
                                                      -----------
RIGHT -- 0.0%
   4,495    Fortis, Expires 07/14+ .................           --
                                                      -----------
Total Right (Cost $--) .............................           --
                                                      -----------
CASH EQUIVALENT -- 0.7%
United States -- 0.7%
 222,742    PNC Institutional Money
            Market Trust, 0.050%(a) ................      222,742
                                                      -----------
Total Cash Equivalent (Cost $222,742) ..............      222,742
                                                      -----------
Total Investments -- 99.2%
(Cost $39,138,702) .................................   30,489,049
Other Assets & Liabilities, Net -- 0.8% ............      251,736
                                                      -----------
NET ASSETS -- 100.0%                                  $30,740,785
                                                      -----------

    ADR - American Depositary Receipt
    MSCI EAFE - Morgan Stanley Capital International Europe Australasia and Far East
(a) The rate shown is the 7-day  effective yield as of June 30, 2009.
  + Non-income  producing security.
  ^ Securities incorporated in the same country but traded on different exchanges.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       46

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)


 Shares                                                 Value
 -------                                                -----
COMMON STOCK -- 92.5%
Consumer Discretionary -- 10.8%
     500    Amazon.com, Inc.+ ......................  $    41,830
   6,200    Cablevision Systems Corp., Class A .....      120,342
  17,850    Comcast Corp. Special, Class A .........      258,647
   6,040    Home Depot, Inc. (The) .................      142,725
  10,550    Lowe's Cos., Inc. ......................      204,776
   9,400    Marcus Corp. ...........................       98,888
   4,500    McDonald's Corp. .......................      258,705
  10,400    Newell Rubbermaid, Inc. ................      108,264
  30,090    News Corp., Class B ....................      318,051
  35,800    Staples, Inc. ..........................      722,086
  32,500    Target Corp. ...........................    1,282,775
  33,100    Toll Brothers, Inc.+ ...................      561,707
  26,310    Walt Disney Co. (The) ..................      613,812
                                                      -----------
                                                        4,732,608
                                                      -----------
Consumer Staples -- 10.4%
   4,100    Cadbury PLC ADR ........................      141,040
   4,300    Costco Wholesale Corp. .................      196,510
   8,700    Estee Lauder Cos., Inc. (The),
            Class A ................................      284,229
   4,230    General Mills, Inc. ....................      236,965
   5,000    HJ Heinz Co. ...........................      178,500
  11,600    Kellogg Co. ............................      540,212
  10,800    Kimberly-Clark Corp. ...................      566,244
  13,060    Kraft Foods, Inc., Class A .............      330,940
  11,400    McCormick & Co., Inc. ..................      370,842
  13,150    PepsiCo, Inc. ..........................      722,724
  19,180    Procter & Gamble Co. ...................      980,098
                                                      -----------
                                                        4,548,304
                                                      -----------
Energy -- 12.5%
  22,280    BP PLC ADR .............................    1,062,310
   2,550    ConocoPhillips .........................      107,253
   4,800    Devon Energy Corp. .....................      261,600
   3,690    Diamond Offshore Drilling, Inc. ........      306,454
  45,350    El Paso Corp. ..........................      418,581
   2,200    EnCana Corp. ...........................      108,834
  13,070    Halliburton Co. ........................      270,549
   6,150    Nabors Industries, Ltd.+ ...............       95,817
  10,480    National Oilwell Varco, Inc.+ ..........      342,277
  25,410    Newfield Exploration Co.+ ..............      830,145
  10,500    PetroHawk Energy Corp.+ ................      234,150
  23,600    Petroleo Brasileiro SA ADR .............      967,128
   1,700    Schlumberger, Ltd. .....................       91,987
  12,870    Spectra Energy Corp. ...................      217,760
   7,600    Weatherford International, Ltd.+ .......      148,656
                                                      -----------
                                                        5,463,501
                                                      -----------
Financials -- 11.8%
  10,600    American Express Co. ...................      246,344
  26,800    Annaly Capital Management, Inc. ........      405,752
  39,050    Bank of America Corp. ..................      515,460
   7,360    Bank of New York Mellon
            Corp. (The) ............................      215,721


 Shares                                                 Value
 -------                                                -----
Financials (continued)
       7    Berkshire Hathaway, Inc., Class A+ .....  $   630,000
  12,400    Charles Schwab Corp. (The) .............      217,496
  64,090    Chimera Investment Corp. ...............      223,674
  10,000    Forest City Enterprises, Inc., Class A .       66,000
  27,200    JPMorgan Chase & Co. ...................      927,792
   7,900    Moody's Corp. ..........................      208,165
  14,900    Progressive Corp. (The) ................      225,139
  17,820    Travelers Cos., Inc. (The) .............      731,333
  22,100    Wells Fargo & Co. ......................      536,146
                                                      -----------
                                                        5,149,022
                                                      -----------
Health Care -- 10.6%
  19,200    Abbott Laboratories ....................      903,168
  15,200    AmerisourceBergen Corp., Class A .......      269,648
   2,750    Amgen, Inc.+ ...........................      145,585
   1,240    Biogen Idec, Inc.+ .....................       55,986
  23,090    Bristol-Myers Squibb Co. ...............      468,958
   5,220    Celgene Corp.+ .........................      249,725
   3,400    Edwards Lifesciences Corp.+ ............      231,302
   6,800    Genzyme Corp.+ .........................      378,556
  15,120    Johnson & Johnson ......................      858,816
  17,700    Novartis AG ADR ........................      721,983
  11,880    Pfizer, Inc. ...........................      178,200
   6,500    UnitedHealth Group, Inc. ...............      162,370
                                                      -----------
                                                        4,624,297
                                                      -----------
Industrials -- 11.0%
   4,000    3M Co. .................................      240,400
   7,500    Covanta Holding Corp.+ .................      127,200
   4,000    Eaton Corp. ............................      178,440
   7,000    Emerson Electric Co. ...................      226,800
   4,000    First Solar, Inc.+ .....................      648,480
  89,600    General Electric Co. ...................    1,050,112
   8,300    Honeywell International, Inc. ..........      260,620
  55,590    Masco Corp. ............................      532,552
   8,300    McDermott International, Inc.+ .........      168,573
   6,970    Norfolk Southern Corp. .................      262,560
   3,700    Pitney Bowes, Inc. .....................       81,141
   6,500    Quanta Services, Inc.+ .................      150,345
   5,860    Tyco International, Ltd. ...............      152,243
   5,580    United Parcel Service, Inc., Class B ...      278,944
  16,650    Waste Management, Inc. .................      468,864
                                                      -----------
                                                        4,827,274
                                                      -----------
Information Technology -- 16.6%
   4,340    Apple, Inc.+ ...........................      618,146
  21,300    ASML Holding NV, Class G ...............      461,145
   8,300    Automatic Data Processing, Inc. ........      294,152
  22,740    Cisco Systems, Inc.+ ...................      423,873
   1,800    Citrix Systems, Inc.+ ..................       57,402
  29,100    Corning, Inc. ..........................      467,346
  11,400    Dolby Laboratories, Inc., Class A+ .....      424,992
  15,600    EMC Corp.+ .............................      204,360
     830    Google, Inc., Class A+ .................      349,920
   4,500    Hewlett-Packard Co. ....................      173,925

                       See Notes to Financial Statements.
                                       47

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND                                          JUNE 30, 2009
SCHEDULE OF INVESTMENTS - (CONTINUED)                                (UNAUDITED)


 Shares                                                 Value
 -------                                                -----
Information Technology (continued)
  11,900    Intel Corp. ............................  $   196,945
   2,920    International Business
            Machines Corp. .........................      304,907
  14,600    Juniper Networks, Inc.+ ................      344,560
  18,600    LSI Corp.+ .............................       84,816
  46,550    Microsoft Corp. ........................    1,106,494
   8,500    Nvidia Corp.+ ..........................       95,965
  14,010    Oracle Corp. ...........................      300,094
  19,400    QUALCOMM, Inc. .........................      876,880
   8,920    VeriSign, Inc.+ ........................      164,841
   3,850    Visa, Inc., Class A ....................      239,701
   6,100    Yahoo!, Inc.+ ..........................       95,526
                                                      -----------
                                                        7,285,990
                                                      -----------
Materials -- 3.5%
   3,400    Air Products & Chemicals, Inc. .........      219,606
   3,400    BHP Billiton, Ltd. ADR .................      186,082
  10,230    Celanese Corp., Ser A, Class A .........      242,962
   3,100    Ecolab, Inc. ...........................      120,869
   8,200    EI Du Pont de Nemours & Co. ............      210,084
   4,100    Nucor Corp. ............................      182,163
   6,000    PPG Industries, Inc. ...................      263,400
   3,000    Weyerhaeuser Co. .......................       91,290
                                                      -----------
                                                        1,516,456
                                                      -----------
Telecommunication Services -- 2.9%
   7,100    American Tower Corp., Class A+ .........      223,863
  20,940    AT&T, Inc. .............................      520,150
  17,400    Verizon Communications, Inc. ...........      534,702
                                                      -----------
                                                        1,278,715
                                                      -----------
Utilities -- 2.4%
  13,900    FPL Group, Inc. ........................      790,354
   9,900    NRG Energy, Inc.+ ......................      257,004
                                                      -----------
                                                        1,047,358
                                                      -----------
Total Common Stock (Cost $37,288,902) ..............   40,473,525
                                                      -----------
EXCHANGE TRADED FUND -- 1.5%
   7,360    SPDR Gold Trust ........................      671,085
                                                      -----------
Total Exchange Traded Fund (Cost $689,102) .........      671,085
                                                      -----------



 Shares                                                 Value
 -------                                                -----
CASH EQUIVALENT -- 6.4%
Cash Equivalent -- 6.4%
2,782,106 PNC Institutional Money
           Market Trust, 0.050%(a) .................  $ 2,782,106
                                                      -----------
Total Cash Equivalent (Cost $2,782,106) ............    2,782,106
                                                      -----------
Total Investments -- 100.4%
(Cost $40,760,110) .................................   43,926,716
Other Assets & Liabilities, Net -- (0.4)% ..........     (162,431)
                                                      -----------
NET ASSETS -- 100.0%                                  $43,764,285
                                                      ===========

    ADR - American Depositary Receipt
    SPDR - Standard & Poor's Depositary Receipt
(a) The rate shown is the 7-day effective yield as of June 30, 2009. + Non-income producing security.

                       See Notes to Financial Statements.
                                       48

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

                                                                                                     SMALL CAP
                                           EQUITY              BALANCED              INCOME            GROWTH
                                            FUND                 FUND                 FUND              FUND
                                        -------------        ------------         ------------      ------------
ASSETS:
Investments in securities at value ^
 (Note 2) ...........................   $ 250,180,194        $148,745,079         $ 95,058,152      $ 30,750,130
Cash ................................              --             376,170                   --                --
Foreign currency, at value ..........              --                  --               75,235                --
Unrealized appreciation on
 forward contracts ..................              --                  --                7,835                --
Receivable for investment
 securities sold and matured ........       8,249,224                  --            2,837,539         3,781,677
TBA purchase commitments, at value
 (cost payable $0, $0, $22,715,859,
 $0, $0, $0) ........................              --                  --           22,814,565                --
Receivable for Fund shares sold .....          16,006               8,904                1,129            15,726
Dividends and interest receivable ...         280,817                  --              883,326             7,720
Reclaims receivable .................           5,403                  --                4,380                --
Prepaid expenses and other assets ...          13,885               7,239                6,038             1,325
                                        -------------        ------------         ------------      ------------
Total Assets ........................     258,745,529         149,137,392          121,688,199        34,556,578
                                        -------------        ------------         ------------      ------------
LIABILITIES:
Payable for investment securities
 purchased ..........................       8,477,287                  --           23,312,891         4,256,934
TBA sale commitments, at value
 (proceeds receivable $0, $0,
 $2,200,148, $0, $0, $0) ............              --                  --            2,229,438                --
Variation margin ....................          24,795                  --                   --                --
Payable for Fund shares redeemed ....              --                  --                  245                --
Unrealized depreciation on
 forward contracts ..................              --                  --              188,382                --
Obligation to return securities
 lending collateral .................              --                  --                   --                18
Investment advisory fees payable
 (Note 3) ...........................         288,709                  --               90,922            49,689
Distribution fees payable (Note 4) ..         146,723                  --               48,979            13,322
Administration and Accounting
 fees payable .......................          54,732              33,551               22,913             6,956
Printing fees payable ...............          53,741              24,871               18,081             6,681
Professional fees payable ...........          43,992              27,979               14,940             5,785
Custody fees payable ................          20,456                 995                8,880            12,815
Chief Compliance Officer fees payable           2,713               2,373                1,550               470
Other accrued expenses ..............          22,170              12,102                9,564             6,738
                                        -------------        ------------         ------------      ------------
 Total Liabilities ..................       9,135,318             101,871           25,946,785         4,359,408
                                        -------------        ------------         ------------      ------------
NET ASSETS ..........................   $ 249,610,211        $149,035,521         $ 95,741,414      $ 30,197,170
                                        =============        ============         ============      ============
NET ASSETS consist of:
Undistributed net investment income/
 (Accumulated net investment loss) ..      $1,273,167          $5,143,703         $  6,600,083         $(165,990)
Accumulated net realized gain/(loss)
 on investments, futures contracts
 and foreign currency transactions ..    (178,405,809)        (31,219,064)              92,185       (20,420,979)
Net unrealized appreciation/
 (depreciation) of investments,
 futures contracts and other
 assets and liabilities denominated
 in foreign currencies ..............      (1,043,171)        (18,288,167)         (12,972,774)       (1,199,330)
Paid-in capital .....................     427,786,024         193,399,049          102,021,920        51,983,469
                                        -------------        ------------         ------------      ------------
NET ASSETS ..........................   $ 249,610,211        $149,035,521         $ 95,741,414      $ 30,197,170
                                        =============        ============         ============      ============
SHARES OUTSTANDING:
(Unlimited shares authorized) .......      18,064,380          11,307,079            8,560,302         3,194,586
                                        =============        ============         ============      ============
NET ASSET VALUE:
(Offering and redemption
 price per share) ...................   $       13.82        $      13.18         $      11.18      $       9.45
                                        =============        ============         ============      ============
Investments, at cost (Note 1) .......   $ 251,247,255        $167,033,246         $107,866,634      $ 31,949,460
Foreign currency, at cost ...........   $          --        $         --         $     73,164      $         --
Market value of securities on loan ..   $          --        $         --         $         --      $         18



                                          INTERNATIONAL       SOCIALLY
                                              EQUITY         RESPONSIBLE
                                               FUND              FUND
                                           -----------       ------------
ASSETS:
Investments in securities at value ^
 (Note 2) ...........................      $30,489,049       $ 43,926,716
Cash ................................               --                 --
Foreign currency, at value ..........          120,520                 --
Unrealized appreciation on
 forward contracts ..................               --                 --
Receivable for investment
 securities sold and matured ........          394,852                 --
TBA purchase commitments, at value
 (cost payable $0, $0, $22,715,859,
 $0, $0, $0) ........................               --                 --
Receivable for Fund shares sold .....           18,389             14,430
Dividends and interest receivable ...           59,345             63,904
Reclaims receivable .................          142,223                 --
Prepaid expenses and other assets ...            1,403              2,066
                                           -----------       ------------
Total Assets ........................       31,225,781         44,007,116
                                           -----------       ------------
LIABILITIES:
Payable for investment securities
 purchased ..........................          369,489             87,981
TBA sale commitments, at value
 (proceeds receivable $0, $0,
 $2,200,148, $0, $0, $0) ............               --                 --
Variation margin ....................               --                 --
Payable for Fund shares redeemed ....               --             43,357
Unrealized depreciation on
 forward contracts ..................               --                --
Obligation to return securities
 lending collateral .................               --
Investment advisory fees payable
 (Note 3) ...........................           46,448             62,314
Distribution fees payable (Note 4) ..           13,434             18,506
Administration and Accounting
 fees payable .......................            7,244              9,623
Printing fees payable ...............            6,843              6,645
Professional fees payable ...........            5,772              7,802
Custody fees payable ................           24,290              2,229
Chief Compliance Officer fees payable              484                667
Other accrued expenses ..............           10,992              3,707
                                           -----------       ------------
 Total Liabilities ..................          484,996            242,831
                                           -----------       ------------
NET ASSETS ..........................      $30,740,785       $ 43,764,285
                                           ===========       ============
NET ASSETS consist of:
Undistributed net investment income/
 (Accumulated net investment loss) ..         $819,423       $ 1,183,032
Accumulated net realized gain/(loss)
 on investments, futures contracts
 and foreign currency transactions ..       (8,923,521)       (26,625,269)
Net unrealized appreciation/
 (depreciation) of investments,
 futures contracts and other
 assets and liabilities denominated
 in foreign currencies ..............       (8,624,789)         3,166,606
Paid-in capital .....................       47,469,672         66,039,916
                                           -----------       ------------
NET ASSETS ..........................      $30,740,785       $ 43,764,285
                                           ===========       ============
SHARES OUTSTANDING:
(Unlimited shares authorized) .......        3,191,739          5,187,835
                                           ===========       ============
NET ASSET VALUE:
(Offering and redemption
 price per share) ...................      $      9.63       $       8.44
                                           ===========       ============
Investments, at cost (Note 1) .......      $39,138,702       $ 40,760,110
Foreign currency, at cost ...........      $   120,571       $         --
Market value of securities on loan ..      $       --        $         --



^ For Balanced Fund represents value of investments in affiliated funds. Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       49

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                                 SMALL CAP
                                            EQUITY          BALANCED          INCOME              GROWTH
                                             FUND             FUND             FUND                FUND
                                          -----------      -----------      ----------         -----------
INVESTMENT INCOME:
Dividends# ...........................    $ 2,700,707      $        --        $ 62,365         $    58,729
Interest .............................          1,610               --       2,330,279                 168
Foreign taxes withheld ...............             --               --              --                  --
                                          -----------      -----------      ----------         -----------
 Total Income                             $ 2,702,317      $        --      $2,392,644         $    58,897
                                          -----------      -----------      ----------         -----------
EXPENSES
Investment advisory fees (Note 3) ....        815,077               --         269,724             168,136
Distribution fees (Note 4) ...........        291,092               --         122,608              36,550
Administration and Accounting fees ...         78,327           48,648          33,331               9,859
Chief Compliance Officer fees ........            395            1,196             858                 235
Professional fees ....................         64,938           49,646          32,156               9,488
Printing fees ........................         62,654           32,224          23,354               8,177
Transfer agent fees ..................         42,160            8,867           6,454               1,856
Custodian fees .......................         33,924            3,092         (12,722)              5,942
Trustees' fees and expenses (Note 3) .         24,200           14,350           9,721               2,724
Other ................................         20,348           12,366          31,891              14,602
                                          -----------      -----------      ----------         -----------
 Total Expenses ......................      1,433,115          170,389         517,375             257,569
Fees waived and reimbursed by
 investment adviser (Note 3) .........             --               --              --             (32,682)
                                          -----------      -----------      ----------         -----------
 Net expenses ........................      1,433,115          170,389         517,375             224,887
                                          -----------      -----------      ----------         -----------
Net Investment Income/(Loss) .........      1,269,202         (170,389)      1,875,269            (165,990)
                                          -----------      -----------      ----------         -----------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS AND FOREIGN
 CURRENCY TRANSACTIONS
 (Notes 2 and 5)
Net realized gain/(loss) from:
 Investments .........................    (77,939,897)      (2,021,842)         46,567          (4,283,066)
 Distributions from underlying funds .             --               --              --                  --
 Futures contracts ...................        170,693               --              --                  --
 Forward foreign currency
   exchange contracts and
   foreign currency transactions .....             --               --          56,955                  --
Net change in unrealized
 appreciation/(depreciation) of:
 Investments .........................     80,916,244        5,301,763       3,099,295           6,904,466
 Futures contracts ...................         (5,038)              --              --                  --
 Forward foreign currency exchange
   contracts and other assets and
   liabilities denominated in
   foreign currencies ................             --               --         (65,620)                --
                                          -----------      -----------      ----------         -----------
Net realized and unrealized gain/(loss)
 on investments, futures contracts
 and foreign currencies ..............      3,142,002        3,279,921       3,137,197           2,621,400
                                          -----------      -----------      ----------         -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...........    $ 4,411,204      $ 3,109,532      $5,012,466         $ 2,455,410
                                          -----------      -----------      ----------         -----------



                                           INTERNATIONAL       SOCIALLY
                                              EQUITY          RESPONSIBLE
                                               FUND              FUND
                                            -----------        ---------
INVESTMENT INCOME:
Dividends# ...........................        $ 776,667        $ 637,366
Interest .............................            1,948              429
Foreign taxes withheld ...............          (63,861)            (841)
                                            -----------        ---------
 Total Income                                 $ 714,754        $ 636,954
                                            -----------        ---------
EXPENSES
Investment advisory fees (Note 3) ....          151,442          173,439
Distribution fees (Note 4) ...........           37,860           50,904
Administration and Accounting fees ...           10,198           13,735
Chief Compliance Officer fees ........              237              325
Professional fees ....................            9,275           12,806
Printing fees ........................            8,294            8,600
Transfer agent fees ..................            1,911            2,567
Custodian fees .......................            2,809            5,150
Trustees' fees and expenses (Note 3) .            2,801            3,864
Other ................................           33,395            4,282
                                            -----------        ---------
 Total Expenses ......................          258,222          275,672
Fees waived and reimbursed by
 investment adviser (Note 3) .........          (29,070)              --
                                            -----------        ---------
 Net expenses ........................          229,152          275,672
                                            -----------        ---------
Net Investment Income/(Loss) .........          485,602          361,282
                                            -----------        ---------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS,
 FUTURES CONTRACTS AND FOREIGN
 CURRENCY TRANSACTIONS
 (Notes 2 and 5)
Net realized gain/(loss) from:
 Investments .........................       (4,221,460)     (20,388,405)
 Distributions from underlying funds .               --               --
 Futures contracts ...................               --               --
 Forward foreign currency
   exchange contracts and
   foreign currency transactions .....            6,963               --
Net change in unrealized
 appreciation/(depreciation) of:
 Investments .........................        5,633,143       20,233,321
 Futures contracts ...................               --               --
 Forward foreign currency exchange
   contracts and other assets and
   liabilities denominated in
   foreign currencies ................           10,230               --
                                            -----------        ---------
Net realized and unrealized gain/(loss)
 on investments, futures contracts
 and foreign currencies ..............        1,428,876         (155,084)
                                            -----------        ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ...........      $ 1,914,478        $ 206,198
                                            -----------        ---------


# For Balanced Fund, represents income from affiliated funds.
Amounts designated as "--" are either $0, or have been rounded to $0.


                       See Notes to Financial Statements.
                                       50

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                                        SMALL CAP
                                        EQUITY         BALANCED           INCOME          GROWTH
                                         FUND            FUND              FUND             FUND
                                      -----------     -----------      ------------      ----------
Operations:
Net investment income/(loss) ....... $  1,269,202    $   (170,389)     $  1,875,269     $  (165,990)
Net realized gain/(loss) on
 investments, futures contracts,
 forward foreign currency
 exchange contracts and foreign
 currency transactions .............  (77,769,204)     (2,021,842)          103,522      (4,283,066)
Net change in unrealized
 appreciation of investments,
 futures contracts, forward foreign
 currency exchange contracts
 and other assets and liabilities
 denominated in foreign currencies .   80,911,206       5,301,763         3,033,675       6,904,466
                                     ------------    ------------      ------------     -----------
Net increase in net assets
 resulting from operations .........    4,411,204       3,109,532         5,012,466       2,455,410
                                     ------------    ------------      ------------     -----------
Capital Stock Transactions:
 (Dollars)
  Shares sold ......................    3,551,087         547,045         1,284,993         763,960
  Shares redeemed ..................  (12,685,914)     (9,878,812)      (12,160,009)     (3,875,351)
 ................................... ------------    ------------      ------------     -----------
Net decrease in net assets from
 capital stock transactions ........   (9,134,827)     (9,331,767)      (10,875,016)     (3,111,391)
                                     ------------    ------------      ------------     -----------
Net decrease in net assets .........   (4,723,623)     (6,222,235)       (5,862,550)       (655,981)
NET ASSETS:
Beginning of period ................  254,333,834     155,257,756       101,603,964      30,853,151
                                     ------------    ------------      ------------     -----------
End of period ...................... $249,610,211    $149,035,521      $ 95,741,414     $30,197,170
                                     ------------    ------------      ------------     -----------
Undistributed net investment
 income/(Accumulated net
 investment loss) at end
 of period .........................  $ 1,273,167    $  5,143,703      $  6,600,083     $  (165,990)
                                     ------------    ------------      ------------     -----------
Capital Share Transactions:
  Shares sold ......................      265,166          43,191           117,717          89,481
  Shares redeemed ..................   (1,017,853)       (802,554)       (1,117,338)       (442,861)
                                     ------------    ------------      ------------     -----------
Net decrease in shares outstanding .     (752,687)       (759,363)         (999,621)       (353,380)
                                     ------------    ------------      ------------     -----------



                                      INTERNATIONAL         SOCIALLY
                                          EQUITY           RESPONSIBLE
                                            FUND               FUND
                                        ----------        ------------
Operations:
Net investment income/(loss) .......   $   485,602        $    361,282
Net realized gain/(loss) on
 investments, futures contracts,
 forward foreign currency
 exchange contracts and foreign
 currency transactions .............    (4,214,497)        (20,388,405)
Net change in unrealized
 appreciation of investments,
 futures contracts, forward foreign
 currency exchange contracts
 and other assets and liabilities
 denominated in foreign currencies .     5,643,373          20,233,321
                                       -----------        ------------
Net increase in net assets
 resulting from operations .........     1,914,478             206,198
                                       -----------        ------------
Capital Stock Transactions:
 (Dollars)
  Shares sold ......................       937,148             779,614
  Shares redeemed ..................    (4,964,727)         (1,799,317)
 ...................................   -----------        ------------
Net decrease in net assets from
 capital stock transactions ........    (4,027,579)         (1,019,703)
                                       -----------        ------------
Net decrease in net assets .........    (2,113,101)           (813,505)
NET ASSETS:
Beginning of period ................    32,853,886          44,577,790
                                       -----------        ------------
End of period ......................   $30,740,785        $ 43,764,285
                                       -----------        ------------
Undistributed net investment
 income/(Accumulated net
 investment loss) at end
 of period .........................   $   819,423        $  1,183,032
                                       -----------        ------------
Capital Share Transactions:
  Shares sold ......................       109,720              99,675
  Shares redeemed ..................      (548,595)           (235,279)
                                       -----------        ------------
Net decrease in shares outstanding .      (438,875)           (135,604)
                                       -----------        ------------

                       See Notes to Financial Statements.
                                       51

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                                     SMALL CAP
                                               EQUITY           BALANCED            INCOME             GROWTH
                                                 FUND             FUND               FUND               FUND
                                             ------------     ------------       ------------       ------------
Operations:
Net investment income/(loss) ..............  $  3,145,465     $  3,848,157       $  5,175,098       $   (381,410)
Net realized gain/(loss) on investments,
 futures contracts, forward foreign
 currency exchange contracts and
 foreign currency transactions ............   (91,110,121)     (22,937,930)         2,054,752        (12,852,693)
Distributions from underlying funds .......            --        1,635,347                 --                 --
Net change in unrealized appreciation/
 (depreciation) of investments, futures
 contracts, forward foreign currency
 exchange contracts and other assets
 and liabilities denominated in
 foreign currencies .......................  (100,644,742)     (42,884,329)       (15,601,892)       (13,596,976)
                                             ------------     ------------       ------------       ------------
Net decrease in net assets resulting
 from operations ..........................  (188,609,398)     (60,338,755)        (8,372,042)       (26,831,079)
                                             ------------     ------------       ------------       ------------
Distributions to Shareholders From:
Net investment income .....................    (3,121,578)     (12,582,403)        (5,466,491)                --
Net realized capital gains ................      (793,565)     (11,917,231)        (2,370,929)                --
                                             ------------     ------------       ------------       ------------
Total distributions to
 shareholders .............................    (3,915,143)     (24,499,634)        (7,837,420)                --
                                             ------------     ------------       ------------       ------------
Capital Stock Transactions:
 (Dollars)
  Shares sold .............................    28,278,757        1,589,717         15,887,444          3,277,019
  Shares issued from merger ...............        --                   --          4,105,280                 --
  Shares issued as reinvestment
    of distributions ......................     3,891,019       24,499,630          7,837,416                 --
  Shares redeemed .........................   (81,443,597)     (29,177,084)       (37,480,121)        (4,351,194)
                                             ------------     ------------       ------------       ------------
Net increase/(decrease) in net assets
 from capital stock transactions ..........   (49,273,821)      (3,087,737)        (9,649,981)        (1,074,175)
                                             ------------     ------------       ------------       ------------
Net decrease in net assets ................  (241,798,362)     (87,926,126)       (25,859,443)       (27,905,254)
NET ASSETS:
Beginning of year .........................   496,132,196      243,183,882        127,463,407         58,758,405
                                             ------------     ------------       ------------       ------------
End of year ...............................  $254,333,834     $155,257,756       $101,603,964       $ 30,853,151
                                             ============     ============       ============       ============
Undistributed net investment income
 at end of year ...........................       $ 3,965     $  5,314,092        $ 4,724,814       $         --
                                             ============     ============       ============       ============
Capital Share Transactions:
  Shares sold .............................     2,013,913           87,690          1,387,859            271,641
  Shares issued from merger ...............            --               --            362,339                 --
  Shares issued as reinvestment
    of distributions ......................       298,755        1,862,221            730,664                 --
  Shares redeemed .........................    (5,097,194)      (1,600,842)        (3,290,906)          (345,521)
                                             ------------     ------------       ------------       ------------
Net increase/(decrease) in
 shares outstanding .......................    (2,784,526)         349,069           (810,044)           (73,880)
                                             ============     ============       ============       ============




                                               INTERNATIONAL         SOCIALLY
                                                  EQUITY            RESPONSIBLE
                                                    FUND               FUND
                                                -----------         ------------
Operations:
Net investment income/(loss) ..............     $  884,822          $    821,789
Net realized gain/(loss) on investments,
 futures contracts, forward foreign
 currency exchange contracts and
 foreign currency transactions ............      (4,631,200)          (6,188,823)
Distributions from underlying funds .......              --                   --
Net change in unrealized appreciation/
 (depreciation) of investments, futures
 contracts, forward foreign currency
 exchange contracts and other assets
 and liabilities denominated in
 foreign currencies .......................     (21,262,212)         (26,154,352)
                                                -----------         ------------
Net decrease in net assets resulting
 from operations ..........................     (25,008,590)         (31,521,386)
                                                -----------         ------------
Distributions to Shareholders From:
Net investment income .....................        (719,012)            (883,214)
Net realized capital gains ................              --           (3,836,943)
                                                -----------         ------------
Total distributions to
 shareholders .............................        (719,012)          (4,720,157)
                                                -----------         ------------
Capital Stock Transactions:
 (Dollars)
  Shares sold .............................       5,034,734            1,258,929
  Shares issued from merger ...............              --                   --
  Shares issued as reinvestment
    of distributions ......................         719,168            4,720,155
  Shares redeemed .........................      (4,265,202)          (8,962,208)
                                                -----------         ------------
Net increase/(decrease) in net assets
 from capital stock transactions ..........       1,488,700           (2,983,124)
                                                -----------         ------------
Net decrease in net assets ................     (24,238,902)         (39,224,667)
NET ASSETS:
Beginning of year .........................      57,092,788           83,802,457
                                                -----------         ------------
End of year ...............................     $32,853,886         $ 44,577,790
                                                ===========         ============
Undistributed net investment income
 at end of year ...........................     $   333,821            $ 821,750
                                                ===========         ============
Capital Share Transactions:
  Shares sold .............................         390,016              104,391
  Shares issued from merger ...............              --                   --
  Shares issued as reinvestment
    of distributions ......................          81,531              582,656
  Shares redeemed .........................        (314,259)            (676,532)
                                                -----------         ------------
Net increase/(decrease) in
 shares outstanding .......................         157,288               10,515
                                                ===========         ============



Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       52

WILSHIRE VARIABLE INSURANCE TRUST
EQUITY FUND
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               SIX MONTHS
                                                  ENDED                        YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2009       ------------------------------------------------------------
                                               (UNAUDITED)          2008          2007        2006         2005         2004
                                              -------------       --------      --------    --------     --------     --------
Net asset value, beginning of period .........   $  13.52         $  22.97      $  25.24    $  22.35     $  21.34     $  19.63
                                                 --------         --------      --------    --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .....................       0.07             0.15          0.14        0.21         0.25         0.26
Net realized and unrealized gain/(loss) on
 investments and futures contracts ...........       0.23            (9.39)         0.47        3.57         1.01         1.73
                                                 --------         --------      --------    --------     --------     --------
Total from investment operations .............       0.30            (9.24)         0.61        3.78         1.26         1.99
                                                 --------         --------      --------    --------     --------     --------
LESS DISTRIBUTIONS:
From net investment income ...................         --            (0.17)        (0.15)      (0.23)       (0.25)       (0.28)
From capital gains ...........................         --            (0.04)        (2.73)      (0.66)          --          --
                                                 --------         --------      --------    --------     --------     --------
Total distributions ..........................         --            (0.21)        (2.88)      (0.89)       (0.25)       (0.28)
                                                 --------         --------      --------    --------     --------     --------
Net asset value, end of period ...............   $  13.82         $  13.52      $  22.97    $  25.24     $  22.35      $ 21.34
                                                 ========         ========      ========    ========     ========     ========
Total return(2) ..............................      2.22%(3)        (40.19)%        2.20%      16.92%        5.90%       10.15%
                                                 ========         ========      ========    ========     ========     ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........   $249,610         $254,334      $496,132    $527,981     $505,499     $535,028
                                                 --------         --------      --------    --------     --------     --------
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits ..................       1.23%(4)         1.17%         1.13%       1.00%        0.86%        0.87%
Operating expenses excluding
 reimbursement/waiver and
 earnings credits ............................      1.23%(4)          1.17%         1.13%       1.03%        0.93%        0.91%
Net investment income ........................      1.09%(4)          0.80%         0.54%       0.87%        1.15%        1.30%
Portfolio turnover rate ......................      174%(3)             93%           81%        135%          44%          35%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(3) Not annualized.
(4) Annualized.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       53

WILSHIRE VARIABLE INSURANCE TRUST
BALANCED FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2009      ----------------------------------------------------
                                            (UNAUDITED)         2008       2007        2006      2005       2004
                                            -----------       --------   --------   --------   --------   --------
Net asset value, beginning of period .....   $  12.87         $  20.75   $  20.13   $  18.72   $  17.95   $  17.02
                                             --------         --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1) ..........      (0.01)            0.35       0.39       0.41       0.11       0.38
Net realized and unrealized gain/(loss)
 on investments ..........................       0.32            (5.94)      0.23       1.76       0.66       1.01
                                             --------         --------   --------   --------   --------   --------
Total from investment operations .........       0.31            (5.59)      0.62       2.17       0.77       1.39
                                             --------         --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
From net investment income ...............         --            (1.13)        --      (0.70)       --       (0.46)
From capital gains .......................         --            (1.16)        --      (0.06)       --          --
                                             --------         --------   --------   --------   --------   --------
Total distributions ......................         --            (2.29)        --      (0.76)       --       (0.46)
                                             --------         --------   --------   --------   --------   --------
Net asset value, end of period ...........    $ 13.18           $12.87    $ 20.75    $ 20.13    $ 18.72    $ 17.95
                                             ========         ========   ========   ========   ========   ========
Total return(2) ..........................       2.41%(3)      (26.68)%      3.08%     11.59%      4.29%      8.18%
                                             ========         ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....   $149,036         $155,258   $243,184   $260,416   $256,819   $269,488
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits+ .............      0.24%(4)        0.16%      0.09%      0.08%      0.06%      0.04%
Operating expenses excluding
 reimbursement/waiver and
 earnings credits+ .......................      0.24%(4)        0.16%      0.09%      0.10%      0.06%      0.04%
Net investment income/(loss) .............      (0.24)%(4)       1.92%      1.88%      2.09%      0.60%      2.20%
Portfolio turnover rate ..................          0%(3)          30%        10%         4%         1%         6%

+ These ratios do not include expenses from the underlying funds.

(1) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(3) Not annualized.
(4) Annualized.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       54

WILSHIRE VARIABLE INSURANCE TRUST
INCOME FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2009     ----------------------------------------------------
                                            (UNAUDITED)        2008       2007       2006       2005       2004
                                           -------------     --------   --------   --------   --------   --------
Net asset value, beginning of period .....    $ 10.63        $  12.29   $  12.36   $  12.40   $  12.16   $  12.26
                                              -------        --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) .................       0.20            0.54       0.56       0.52        0.45      0.41
Net realized and unrealized gain/
 (loss) on investments and foreign
 currency transactions ...................       0.35           (1.33)     (0.05)     (0.03)     (0.21)     0.19
                                              -------        --------   --------   --------   --------   --------
Total from investment operations .........       0.55           (0.79)      0.51       0.49       0.24       0.60
                                              -------        --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
From net investment income ...............         --           (0.60)     (0.56)     (0.52)        --      (0.47)
From capital gains .......................         --           (0.27)     (0.02)     (0.01)        --      (0.23)
                                              -------        --------   --------   --------   --------   --------
Total distributions ......................         --           (0.87)     (0.58)     (0.53)        --      (0.70)
                                              -------        --------   --------   --------   --------   --------
Net asset value, end of period ...........    $ 11.18        $  10.63   $  12.29   $  12.36   $  12.40    $ 12.16
                                              =======        ========   ========   ========   ========   ========
Total return(2) ..........................       5.17%(3)       (6.44)%     4.21%      3.99%      1.97%      4.94%
                                              =======        ========   ========   ========   ========   ========
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....    $95,741        $101,604   $127,463   $129,228   $127,380   $127,557
                                              -------        --------   --------   --------   --------   --------
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits ..............       1.05%(4)        1.05%      0.98%      1.02%      0.95%      0.91%
Operating expenses excluding
 reimbursement/waiver and
 earnings credits ........................       1.05%(4)        1.05%      1.05%      1.05%      1.00%      0.93%
Net investment income ....................       3.71%(4)        4.52%      4.47%      4.12%      3.64%      3.25%
Portfolio turnover rate ..................        150%(3)         367%       458%       421%       765%       595%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(3) Not annualized.
(4) Annualized.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       55

WILSHIRE VARIABLE INSURANCE TRUST
SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            SIX MONTHS
                                               ENDED                          YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2009     ---------------------------------------------------
                                             (UNAUDITED)       2008       2007        2006       2005      2004
                                              -------         -------    -------    -------    -------    -------
Net asset value, beginning of period           $ 8.70         $ 16.22    $ 14.24    $ 12.78    $ 12.33    $ 11.81
                                              -------         -------    -------    -------    -------    -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(1)                 (0.05)          (0.11)     (0.13)     (0.18)     (0.11)     (0.16)
Net realized and unrealized gain/(loss)
 on investments                                  0.80           (7.41)      2.11       1.64       0.56       0.68
                                              -------         -------    -------    -------    -------    -------
Total from investment operations                 0.75           (7.52)      1.98       1.46       0.45       0.52
                                              -------         -------    -------    -------    -------    -------
Net asset value, end of period                $  9.45         $  8.70    $ 16.22    $ 14.24    $ 12.78    $ 12.33
                                              =======         =======    =======    =======    =======    =======
Total return(2)                                  8.62%(3)      (46.36)%    13.91%     11.42%      3.65%      4.40%
                                              =======         =======    =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $30,197         $30,853    $58,758    $54,195    $52,655    $56,286
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits                      1.54%(4)        1.64%      1.45%      1.60%      1.66%      1.58%
Operating expenses excluding
 reimbursement/waiver and
 earnings credits                                1.76%(4)        1.88%      1.76%      1.76%      1.73%      1.77%
Net investment loss                             (1.14)%(4)      (0.86)%    (0.85)%    (1.29)%    (0.94)%    (1.38)%
Portfolio turnover rate                            98%(3)         199%       110%       240%       152%        96%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(3) Not annualized.
(4) Annualized.


                       See Notes to Financial Statements.
                                       56

WILSHIRE VARIABLE INSURANCE TRUST
INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                             SIX MONTHS
                                               ENDED                       YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2009     ---------------------------------------------------
                                            (UNAUDITED)       2008       2007       2006       2005       2004
                                              -------        -------    -------    -------    -------    -------
Net asset value, beginning of period           $ 9.05        $ 16.44    $ 16.11    $ 13.11    $ 11.91    $ 10.91
                                              -------        -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)                         0.14           0.25       0.13       0.07       0.10       0.03
Net realized and unrealized gain/(loss)
 on investments and foreign
 currency transactions                           0.44          (7.44)      1.26       3.04       1.11       1.13
                                              -------        -------    -------    -------    -------    -------
Total from investment operations                 0.58          (7.19)      1.39       3.11       1.21       1.16
                                              -------        -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
From net investment income                         --          (0.20)     (0.15)     (0.11)     (0.01)     (0.16)
From capital gains                                 --             --      (0.91)        --         --         --
                                              -------        -------    -------    -------    -------    -------
Total distributions                                --          (0.20)     (1.06)     (0.11)     (0.01)     (0.16)
                                              -------        -------    -------    -------    -------    -------
Net asset value, end of period                $  9.63        $  9.05    $ 16.44    $ 16.11    $ 13.11    $ 11.91
                                              =======        =======    =======    =======    =======    =======
Total return(2)                                  6.41%(3)     (43.75)%     8.73%     23.76%     10.12%     10.61%
                                              =======        =======    =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $30,741        $32,854    $57,093    $51,219    $41,882    $39,276
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits                      1.51%(4)       1.56%      2.06%      2.10%      1.71%      1.55%
Operating expenses excluding
 reimbursement/waiver and
 earnings credits                                1.71%(4)       1.78%      2.26%      2.27%      1.80%      1.60%
Net investment income                            3.21%(4)       1.90%      0.77%      0.49%      0.84%      0.26%
Portfolio turnover rate                            19%(3)         27%       106%       103%        48%       161%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(3) Not annualized.
(4) Annualized.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       57

WILSHIRE VARIABLE INSURANCE TRUST
SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                            SIX MONTHS
                                               ENDED                      YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2009     ---------------------------------------------------
                                            (UNAUDITE)        2008       2007       2006       2005       2004
                                              -------        -------    -------    -------    -------    -------
Net asset value, beginning of period          $  8.37        $ 15.77    $ 17.43    $ 16.21    $ 15.42    $ 13.79
                                              -------        -------    -------    -------    -------    -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)                         0.07           0.16       0.17       0.21       0.20       0.19
Net realized and unrealized gain/(loss)
 on investments                                    --          (6.58)     (0.60)      3.12       0.59       1.64
                                              -------        -------    -------    -------    -------    -------
Total from investment operations                  0.07         (6.42)     (0.43)      3.33       0.79       1.83
                                              -------        -------    -------    -------    -------    -------
LESS DISTRIBUTIONS:
From net investment income                         --          (0.17)     (0.21)     (0.22)        --(2)   (0.20)
From capital gains                                 --          (0.81)     (1.02)     (1.89)        --         --
                                              -------        -------    -------    -------    -------    -------
Total distributions                                --          (0.98)     (1.23)     (2.11)        --      (0.20)
                                              -------        -------    -------    -------    -------    -------
Net asset value, end of period                $  8.44        $  8.37    $ 15.77    $ 17.43    $ 16.21    $ 15.42
                                              =======        =======    =======    =======    =======    =======
Total return(3)                                  0.84%(4)    (40.39)%    (2.63)%    20.52%      5.13%     13.30%
                                              =======        =======    =======    =======    =======    =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $43,764        $44,578    $83,802    $91,154    $79,445    $80,336
Operating expenses including
 reimbursement/waiver and
 excluding earnings credits                      1.35%(5)       1.32%      1.28%      1.23%      1.03%      1.01%
Operating expenses excluding
 reimbursement/waiver and
 earnings credits                                1.35%(5)       1.32%      1.29%      1.32%      1.26%      1.21%
Net investment income                            1.77%(5)       1.27%      0.96%      1.20%      1.29%      1.35%
Portfolio turnover rate                           186%(4)         34%        21%        46%        28%        32%

(1) The selected per share data was calculated using the average shares outstanding method for the period.
(2) Less than $0.01 per share.
(3) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(4) Not annualized.
(5) Annualized.
Amounts designated as "--" are either $0, or have been rounded to $0.

                       See Notes to Financial Statements.
                                       58

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: Equity Fund, Balanced Fund, Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund (collectively the "Funds", and each a "Fund"). The financial statements for the 2015 ETF Fund, 2025 ETF Fund, and 2035 ETF Fund are included in a separate annual report. Shares of the Funds are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account and the HMLIC 401(k) Separate Account. The Equity Fund shares also may be purchased under the dividend reinvestment plans by certain shareholders.

FUND INVESTMENT OBJECTIVES:

EQUITY FUND -- primary, long-term capital growth; secondary, conservation of principal and production of income.

BALANCED FUND -- realization of high long-term total rate of return consistent with prudent investment risks.

INCOME FUND -- long-term total rate of return in excess of the U.S. bond market over a full market cycle.

SMALL CAP GROWTH FUND -- long-term capital appreciation through investing primarily in equity securities of small cap companies with earnings growth potential.

INTERNATIONAL EQUITY FUND -- long-term growth of capital through diversified holdings of marketable foreign equity investments.

SOCIALLY RESPONSIBLE FUND -- long-term growth of capital, current income and growth of income through investing primarily in equity securities of issuers that meet certain socially responsible criteria.

2. Significant Accounting Policies.

SECURITY VALUATION -- A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation ("Nasdaq") System are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds' pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Funds' Valuation Committee. Securities whose market value using the procedures outlined above does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security. Investments in the underlying funds by the Balanced Fund are valued at their net asset value as reported by the underlying funds.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

The International Equity Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor daily. FT provides a fair value for foreign securities in the International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT. These factors are used to value the International Equity Fund. In such event, it is not necessary to hold a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the International Equity Fund's Administrator and may request that a meeting of the Pricing Committee be held.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon the dividend information becomes available. Interest income and distributions on underlying funds, premium and discount amortization is accrued daily. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts ("REITs") are not known until after the end of the fiscal year, at which time such distributions are appropriately adjusted.

The Income Fund, Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, each Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. Each Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that each Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by PNC Global Investment Servicing, Inc. ("PNCGIS") and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds' policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. There were no repurchase agreements as of June 30, 2009.

INVESTMENTS IN REITS -- With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

SECURITIES LENDING -- The Equity, Income, Small Cap Growth, International Equity and the Socially Responsible Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a "placing broker." A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

loans are secured at all times by collateral. It is the Trust's policy that the collateral be equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. PNCGIS, the Funds' custodian, acts as the securities lending agent for the Funds. The value of the securities on loan and the value of the related collateral at June 30, 2009 are shown on the Statement of Assets and Liabilities. The related income from securities loaned during the period is reflected in the Statements of Operations.

MORTGAGE DOLLAR ROLLS -- The Income Fund may enter into mortgage dollar rolls in which the Income Fund makes a forward commitment to purchase or sell a security and, instead of accepting or making delivery, the position is offset by a sale or purchase of the security with a simultaneous agreement to repurchase or resell similar, but not identical, securities at an agreed upon price in the future. The Income Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The Income Fund must maintain liquid securities having a value not less than the repurchase price, including accrued interest, for such dollar rolls. Losses may arise due to changes in values of the securities or if the coun-terparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Income Fund's right to repurchase or resell securities may be limited. There were no mortgage dollar rolls as of June 30, 2009.

ADRS, EDRS AND GDRS -- The Small Cap Growth Fund, International Equity Fund and Socially Responsible Fund may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. The Equity Fund may invest in ADRs. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

ASSET-BACKED AND MORTGAGE SECURITIES -- The Income Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower a Fund's return and result in losses to a Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations ("CMOs"). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

o market value of investment securities, other assets and other liabilities at the daily rates of exchange and

o purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

FUTURES CONTRACTS -- A futures contract is an agreement to purchase (long) or sell (short) an agreed asset at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. The change in the value of the futures contract is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its expiration date. Additionally, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or based upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs. The Adviser has entered into agreements with the following sub-advisers: Equity Fund -- Madison Square Partners (formerly known as New York Life Investment Management LLC) and Victory Capital Management, Inc.; Income Fund -- Western Asset Management Company and Western Asset Management Limited; International Equity Fund -- PanAgora Asset Management, Inc. and Thomas White International, Ltd.; Small Cap Growth Fund -- Mellon Capital Management Corporation and Copper Rock Capital Partners, LLC; Socially Responsible Fund -- Clear Bridge Advisors, LLC.

Each sub-adviser's fees are paid by the Adviser out of the advisory fees that it receives from each of the Funds. Fees paid to a sub-adviser of a Fund with multiple sub-advisers depends upon the fee rate negotiated with the Adviser and upon the percentage of the Fund's assets allocated to that sub-adviser by the Adviser, which may vary from time to time. Thus, the basis for fees paid to any such sub-adviser is not constant, and the relative amounts of fees paid to the

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

various sub-advisers of a Fund may fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by a Fund, which will remain fixed on the terms described below. The Adviser may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the sub-advisers results in excess profit to the Adviser. Because the Adviser will pay each sub-adviser's fees out of its own fees from the Funds, there will not be any "duplication" of advisory fees paid by the Funds.

For the six months ended June 30, 2009, the Adviser provided services and assumed expenses pursuant to the amended Investment Advisory Agreement for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                             RATE ON AVERAGE
                                   RATE ON THE FIRST         DAILY NET ASSETS
                                 $1 BILLION OF AVERAGE         IN EXCESS OF
FUND                               DAILY NET ASSETS              $1 BILLION
------                           ----------------------     ------------------
Equity Fund* ...............             0.70%                     0.60%
Balanced Fund** ............             0.55                      0.45
Income Fund ................             0.55                      0.45
Small Cap Growth Fund ......             1.15                      1.15
International Equity Fund ..             1.00                      0.90
Socially Responsible Fund ..             0.85                      0.75

* The Equity Fund may invest in the Wilshire Large Cap Core 130/30 Fund ("130/30 Fund"). The Adviser directly receives from the Equity Fund a fee based on the average daily net assets of the Equity Fund that are not invested in the 130/30 Fund.
** The Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of underlying funds. The Adviser directly receives from the Balanced Fund a fee based on the average daily net assets of the Balanced Fund that are not invested in underlying funds. The Adviser did not receive fees from the Balanced Fund during the six months ended June 30, 2009.
For the six months ended June 30, 2009, the Adviser voluntarily waived fees in the amounts listed below.

                                                        ADVISORY FEES
FUND                                                 VOLUNTARILY WAIVED
------                                              --------------------
Equity Fund ...................................           $     --
Balanced Fund .................................                 --
Income Fund ...................................                 --
Small Cap Growth Fund .........................             32,682
International Equity Fund .....................             29,070
Socially Responsible Fund .....................                 --

SEI Investments Global Funds Services ("SEI") serves as the Funds' administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Funds' transfer agent and dividend disbursing agent. PNCGIS serves as the Funds' Custodian. SEI Investments Distribution Co. (the "Distributor") serves as the Funds' distributor.

During the year ended December 31, 2008, SEI had voluntarily waived a portion of its fee.

OFFICERS AND TRUSTEES' EXPENSES -- The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers with the exception of the Trust's Chief Compliance Officer ("CCO"). The Trust and the Wilshire Mutual Funds, Inc. each pay a portion of the CCO's compensation, and related out of pocket expenses, and the Adviser pays the remainder of such compensation. Effective April 1, 2008, the Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

4. Distribution and Shareholder Services Plan.

The Funds have adopted a Rule 12b-1 distribution and shareholder services plan (the "Distribution Plan"). Pursuant to the Distribution Plan with the Funds, the Distributor receives a distribution and shareholder services fee, payable by each Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Funds. Under the Distribution Plan, each Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets attributable to each Fund. The Distributor did not receive fees from the Balanced Fund during the six months ended June 30, 2009.

5. Security Transactions.

For the six months ended June 30, 2009, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments and U.S. Government securities, were as follows:

FUND                                   PURCHASES         PROCEEDS FROM SALES
----                                  ------------        -------------------
Equity Fund .......................   $404,891,641        $416,365,715
Balanced Fund .....................         15,332          10,092,926
Income Fund .......................      4,845,643           7,634,057
Small Cap Growth Fund .............     28,469,652          31,536,373
International Equity Fund .........      5,732,585           9,149,129
Socially Responsible Fund .........     72,944,063          75,290,714

Purchases and sales of U.S. Government securities during the six months ended June 30, 2009 were:

                                                          PROCEEDS FROM SALES
FUND                                      PURCHASES         AND MATURITIES
----                                     ------------     -------------------
Income Fund .......................      $138,622,473        $137,462,960

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

    o  Level 1 -- quoted prices in active markets for identical securities.

    o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre- payment speeds, credit risk, etc. ).

    o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds' net assets as of June 30, 2009 is as follows:

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)


EQUITY FUND
-----------
Investments in Securities                                    Level 1              Level 2            Level 3             Total
                                                          -------------         -----------        ---------          -------------
  Common Stock .......................................    $ 243,581,717         $        --        $      --          $ 243,581,717
  U.S. Treasury Obligations ..........................               --           4,397,629               --              4,397,629
  Cash Equivalent ....................................        2,200,848                  --               --              2,200,848
                                                          -------------         -----------        ---------          -------------
Total Investments in Securities ......................    $ 245,782,565         $ 4,397,629        $      --          $ 250,180,194
                                                          =============         ===========        =========          =============

Other Financial Instruments                                  Level 1              Level 2           Level 3               Total
                                                          -------------         -----------        ---------          -------------
  Unrealized Appreciation on Futures Contracts .......    $      23,890         $        --        $      --          $      23,890
                                                          -------------         -----------        ---------          -------------
Total Other Financial Instruments ....................    $      23,890         $        --        $      --          $      23,890
                                                          =============         ===========        =========          =============
BALANCED FUND
-------------
Investments in Securities                                    Level 1             Level 2            Level 3              Total
                                                          -------------         -----------        ---------          -------------
  Investment in Underlying Funds .....................    $ 148,745,079         $        --        $      --          $ 148,745,079
                                                          -------------         -----------        ---------          -------------
Total Investments in Securities ......................    $ 148,745,079         $        --        $      --          $ 148,745,079
                                                          =============         ===========        =========          =============
INCOME FUND
-----------
Investments in Securities                                    Level 1              Level 2            Level 3               Total
                                                          -------------         -----------        ---------          -------------
  Asset Backed Securities ............................    $          --         $ 2,852,255        $      --          $   2,852,255
  Collateralized Mortgage Obligations ................               --          25,500,969               --             25,500,969
  Common Stock .......................................               --                  --               --                     --
  Corporate Bonds ....................................               --          28,074,853               --             28,074,853
  Foreign Bonds ......................................               --          11,512,756               --             11,512,756
  Preferred Stock ....................................          125,236                  --               --                125,236
  U.S. Government & Agency Obligations ...............               --           7,619,162               --              7,619,162
  U.S. Treasury Obligations ..........................               --          13,213,116               --             13,213,116
  Cash Equivalent ....................................        6,159,805                  --               --              6,159,805
                                                          -------------         -----------        ---------          -------------
Total Investments in Securities                           $   6,233,855         $ 88,824,297       $      --          $  95,058,152
                                                          =============         ===========        =========          =============

Other Financial Instruments                                  Level 1              Level 2           Level 3               Total
                                                          -------------         -----------        ---------          -------------
  Forward Commitments ................................    $          --          20,585,127        $      --          $  20,585,127
  Unrealized Depreciation on Forward Currency
     Contracts .......................................               --            (180,547)              --               (180,547)
                                                          -------------         -----------        ---------          -------------
Total Other Financial Instruments ....................    $          --         $20,404,580        $      --          $  20,404,580
                                                          =============         ===========        =========          =============

The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value:

                                                             Investments in            Investments in
                                                             Corporate Bonds           Preferred Stock              Total
                                                             ---------------           ---------------            ---------
Beginning balance as of January 1, 2009 ..................    $     72,520                $   49,200              $ 121,720
  Accrued discounts/premiums .............................              --                        --                     --
  Realized gain/(loss) ...................................              --                        --                     --
  Change in unrealized appreciation/(depreciation) .......              --                        --                     --
  Net purchases/sales ....................................              --                        --                     --
  Net transfer in and/or out of Level 3 ..................         (72,520)               $  (49,200)             $(121,720)
                                                              ------------                ----------              ---------
Ending balance as of June 30, 2009 .......................    $         --                $       --              $      --
                                                              ============                ==========              =========

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

SMALL CAP GROWTH FUND
---------------------

Investments in Securities                 Level 1               Level 2              Level 3                Total
                                        ------------          ------------          ----------          ------------
  Common Stock ......................   $ 29,966,589          $         --          $       --          $ 29,966,589
  Warrant ...........................             --                    --                  --                    --
  Private Company ...................             --                    --                  --                    --
  Cash Equivalent ...................        676,373                    --                  --               676,373
  Money Market Fund .................        107,168                    --                  --               107,168
                                        ------------          ------------          ----------          ------------
Total Investments in Securities .....   $ 30,750,130          $         --          $       --          $ 30,750,130
                                        ============          ============          ==========          ============
INTERNATIONAL EQUITY FUND


Investments in Securities                 Level  1              Level 2               Level 3              Total
                                        ------------          ------------          ----------          ------------
  Common Stock ......................   $  7,657,602          $ 21,434,964*         $       --          $ 29,092,566
  Preferred Stock ...................        652,682                90,445*                 --               743,127
  Exchange Traded Funds .............        430,614                    --                  --               430,614
  Right .............................             --                    --                  --                    --
  Cash Equivalent ...................        222,742                    --                  --               222,742
                                        ------------          ------------          ----------          ------------
Total Investments in Securities .....   $  8,963,640          $ 21,525,409          $       --          $ 30,489,049
                                        ============          ============          ==========          ============

* Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.


The following is a reconciliation of Level 3 assets for which significant observable inputs were used to determine fair value:

                                                               Investments in Common Stock
                                                               ---------------------------
Beginning balance as of January 1, 2009 ......................         $ 339,886
  Accrued discounts/premiums .................................                --
  Realized gain/(loss) .......................................                --
  Change in unrealized appreciation/(depreciation) ...........                --
  Net purchases/sales ........................................                --
  Net transfer in and/or out of Level 3 ......................          (339,886)
                                                                       ---------
Ending balance as of June 30, 2009 ...........................         $      --
                                                                       =========


SOCIALLY RESPONSIBLE FUND
-------------------------

Investments in Securities                    Level 1            Level 2            Level 3           Total
                                          ------------         ----------         --------        ------------
Common Stock                              $ 40,473,525         $       --         $     --        $ 40,473,525
Exchange Traded Fund                           671,085                 --               --             671,085
Cash Equivalent                              2,782,106                 --               --           2,782,106
                                          ------------          ---------          -------         -----------
Total Investments in Securities           $ 43,926,716         $       --         $     --        $ 43,926,716
                                          ============         ==========         ========        ============

6. Significant Shareholder Activity.

On June 30, 2009, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

FUND
------
Equity Fund (2 omnibus shareholders) ...................................     86%
Balanced Fund (1 omnibus shareholder) ..................................    100%
Income Fund (2 omnibus shareholders) ...................................     91%
Small Cap Growth Fund (1 omnibus shareholder) ..........................    100%
International Equity Fund (1 omnibus shareholder) ......................    100%
Socially Responsible Fund (1 omnibus shareholder) ......................    100%

7.Tax Information.

No provision for Federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Funds' financial statements, and therefore the Funds did not record any tax expense in the current period. If the Funds were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Funds file U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which it invests. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2005 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2008, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                   EXPIRING DECEMBER 31
                                             --------------------------------
                                                 2010                 2016
                                             -----------          -----------
Equity Fund .............................    $        --          $71,009,319
Balanced Fund ...........................             --           22,469,678
Small Cap Growth Fund ...................      2,873,880           12,009,541
International Equity Fund ...............             --            4,489,974
Socially Responsible Fund ...............             --            6,188,823

The tax character of distributions declared during the years ended December 31, 2008 and 2007 were as follows:

                                        2008              2008               2007              2007
FUND                              ORDINARY INCOME     CAPITAL GAINS     ORDINARY INCOME    CAPITAL GAINS
----                              ---------------     -------------     ---------------   ---------------
Equity Fund ....................    $ 3,226,528       $    688,615         $28,746,251        $26,711,914
Balanced Fund ..................     12,582,487         11,917,147                  --                 --
Income Fund ....................      7,837,420                 --           5,681,395                 --
International Equity Fund ......        719,012                 --             525,375          2,926,617
Socially Responsible Fund ......        883,219          3,836,938           1,494,356          4,561,226

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

At December 31, 2008, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:


                                        EQUITY              BALANCED              INCOME
                                         FUND                 FUND                 FUND
                                     -------------        ------------         ------------
Undistributed ordinary
  income/(loss) ...................  $       3,963        $  5,314,092         $  4,609,543
Accumulated capital gain/(loss) ...    (71,009,319)        (22,469,678)                  --
Unrealized appreciation/
  (depreciation) ..................   (111,581,661)        (30,317,474)         (15,902,515)
                                     -------------        ------------         ------------
Total accumulated earnings/(loss) .  $(182,587,017)       $(47,473,060)        $(11,292,972)
                                     =============        ============         ============




                                         SMALL CAP       INTERNATIONAL          SOCIALLY
                                          GROWTH             EQUITY            RESPONSIBLE
                                           FUND               FUND                FUND
                                       ------------       ------------        -------------
Undistributed ordinary
  income/(loss) ...................    $         --       $    337,259         $    821,750
Accumulated capital gain/(loss) ...     (14,883,421)        (4,489,974)          (6,188,823)
Unrealized appreciation/
  (depreciation) ..................      (9,358,288)       (14,490,650)         (17,114,756)
                                       ------------       ------------         ------------
Total accumulated earnings/(loss) .    $(24,241,709)      $(18,643,365)        $(22,481,829)
                                       ============       ============         ============



The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds as well as PFIC mark-to-market on the International Equity Fund.

The cost, unrealized appreciation and depreciation for federal tax purposes at June 30, 2009 for each Fund is as follows:


                                                                                             NET UNREALIZED
                                    TAX                UNREALIZED           UNREALIZED        APPRECIATION/
FUND                                COST               APPRECIATION        DEPRECIATION      (DEPRECIATION)
----                            ------------           -----------         ------------      --------------
Equity Fund ..................  $251,247,255           $18,830,620         $(19,897,681)      $ (1,067,061)
Balanced Fund ................   167,226,941             3,245,200          (21,727,062)       (18,481,862)
Income Fund ..................   107,866,634             1,874,942          (14,707,514)       (12,808,482)
Small Cap Growth Fund ........    31,949,460             2,623,890           (3,823,220)        (1,199,330)
International Equity Fund ....    39,138,702             1,000,577           (9,650,230)        (8,649,653)
Socially Responsible Fund ....    40,760,110             4,562,931           (1,396,325)         3,166,606

8. Reclassifications.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications primarily include: foreign currency capital gain/(loss) to ordinary income, foreign bond bifurcation, recharacterization of distributions, excess distributions not exceeding current year earnings and profits, PFIC capital gain to ordinary income, partnership income, short-term capital gain distributions from underlying funds and the write off of net operating loss to paid-in-capital. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2008, the reclassifications were as follows:

                                                                INCREASE/(DECREASE)        INCREASE/(DECREASE)
                                     INCREASE/(DECREASE)           UNDISTRIBUTED               NET REALIZED
FUND                                   PAID-IN CAPITAL           INVESTMENT INCOME        CAPITAL GAINS/(LOSSES)
------                               -------------------        ------------------        ----------------------
Equity Fund .......................     $       --                  $ (51,763)             $     51,763
Balanced Fund .....................             --                  1,465,936                (1,465,936)
Income Fund .......................             --                   (276,790)                  276,790
Small Cap Growth Fund .............       (375,767)                   380,318                    (4,551)
International Equity Fund .........             --                     16,933                   (16,933)
Socially Responsible Fund .........             --                         (5)                        5

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

9. Fund Merger.

On December 21, 2008, the assets of the Short-Term Investment Fund were reorganized into the Income Fund. In this merger, 408,894 shares of the Short-Term Investment Fund were exchanged for 362,339 shares of the Income Fund in a taxable exchange. The value of the Short-Term Investment Fund on December 21, 2008 was $4,105,280. Upon the business combination of such Funds on December 21, 2008, the value of the Income Fund which included accumulated realized losses of $4, combined with the Short-Term Investment Fund was $96,442,706.

10. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Credit Risk.

The Income Fund invests primarily in debt instruments. The issuers' ability to meet their obligations may be affected by the recent economic developments. In addition, the Fund's investments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

12. New Accounting Pronouncements.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management has evaluated the implications of FAS 161, and has determined there is no impact on the Fund's financial statement disclosure.

13. Subsequent Event Evaluation.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 26, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION
INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF SUBADVISORY AGREEMENTS

During the six months ended June 30, 2009, the Board of Trustees (the "Board") of Wilshire Variable Insurance Trust (the "Trust") approved the subadvisory agreements between Wilshire Associates Incorporated ("Wilshire" or the "Adviser") and Clear Bridge Advisors, LLC with respect to the Socially Responsible Fund and Wilshire and Victory Capital Management, Inc. with respect to the Equity Fund. In the following text, the funds are each referred to as a "Fund" and together, the "Funds," the subadvisers are referred to as "Subadvisers" and the subadvisory agreements between Wilshire and each Subadviser are referred to as "Subadvisory Agreements."

The information in this summary outlines the Board's considerations associated with its approval of each of the Subad-visory Agreements. In connection with its deliberations regarding the approval of these relationships, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadvisers under the proposed subadvisory arrangements; comparative fees as provided by the Subadvisers; the profits to be realized by the Subadvisers; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadvisers. In considering these matters, the Board was advised with respect to relevant legal standards by independent counsel. In addition, the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") discussed the approval of the Subadvisory Agreements with management and in private sessions with counsel at which no representatives of the Subadvisers were present.

As required by the Investment Company Act of 1940, each approval was confirmed by the unanimous separate vote of the Independent Trustees. In deciding to approve the Subadvisory Agreements, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Requested and Received

The Board, including all the Independent Trustees, considered the approval of the Subadvisory Agreements pursuant to a process that concluded at the Board's February 20, 2009 meeting. The Adviser sent a memorandum to the Subadvisers requesting information regarding the Subadvisory Agreements to be provided to the Trustees in advance of the meeting.

In response to the requests for information, the Trustees received information from each Subadviser as to the respective Fund describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance for products managed by the Subadviser that are similar to the Fund, (iii) the financial condition of the Subadviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and/or any comparable advisory clients, as applicable, and
(vii) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Trustees also received a memorandum from counsel describing their duties in connection with contract approvals, and they were assisted in their review by independent legal counsel.

Prior to consideration by the Board, the Contract Review Committee met on February 19, 2009 to discuss the information provided. It also considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Trustees), which also met on February 19, 2009 to review data on the Subadvisers' performance. Following its evaluation of all materials provided, the Contract Review Committee concluded that it was in the best interests of each respective Fund to approve the Subadvisory Agreements and recommended to the Board that the Subadvisory Agreements be approved. At its meeting on February 20, 2009, the Board considered the recommendation of the Contract Review Committee along with the other factors that the Board deemed relevant.

Nature, Extent and Quality of Services

As to each Subadvisory Agreement, the Board considered the nature, extent and quality of services to be provided under such Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day man-

WILSHIRE VARIABLE INSURANCE TRUST
BOARD APPROVAL OF SUBADVISORY AGREEMENTS
(CONTINUED)

agement of the Fund, and the resources made available to such personnel. The Board also considered the Subadviser's general legal compliance. In addition, the Board considered the analysis provided by the Adviser, which concluded that each Subadviser would provide reasonable services and recommended that each Subadvisory Agreement be approved.

Based upon all relevant factors, the Board concluded that the investment performance for products managed by the Sub-advisers that are similar to the respective Fund met or exceeded acceptable levels of investment performance and, therefore, was satisfactory.

Subadvisory Fees

The Board considered each Subadviser's proposed subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon data supplied by each Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rates were negotiated at arm's length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had previously been deemed reasonable by the Board.

Based upon all of the above, the Board determined that the subadvisory fee for each Subadviser was reasonable.

Profitability to the Subadvisers

The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm's length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the Subadvisers would be limited due to the size of the Funds. Accordingly, the Board concluded that they need not review estimated levels of profits to the Subadvisers in order to conclude, as they did, that profitability to the Subadvisers would not be unreasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Funds and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate under each Subadvisory Agreement is reasonable in relation to the asset size of the Funds. The Board concluded that the fee schedule for each Subadviser reflects an appropriate recognition of any economies of scale.

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by each Subadviser. The Board considered each Subadviser's soft dollar practices. The Board concluded that, taking into account the benefits arising from these practices, the fees to be charged under each Subadvisory Agreement are reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable and that the approval of each Subadvisory Agreement is in the best interests of the Funds.

WILSHIRE VARIABLE INSURANCE TRUST
SHAREHOLDER VOTING RESULTS

At a special meeting held on March 6, 2009 the shareholders of the Wilshire Variable Insurance Trust, Equity Fund voted to approve a change to the Fund's fundamental investment policy relating to investing in other investment companies.

                            NO. OF SHARES     % OF OUTSTANDING SHARES       % OF SHARES VOTED
                            -------------     -----------------------       -----------------
AFFIRMATIVE ..............    10,487,020                57.587%                   86.149%
AGAINST ..................     1,221,705                 6.709%                   10.036%
WITHHOLD .................       464,451                 2.550%                    3.815%
                              ----------                -------                  --------
TOTAL ....................    12,173,176                66.846%                  100.000%
                              ----------                -------                  --------

At a special meeting held on March 6, 2009 the shareholders of the Wilshire Variable Insurance Trust, Equity Fund voted to approve a change to the Fund's fundamental investment policy relating to diversification.

                             NO. OF SHARES     % OF OUTSTANDING SHARES      % OF SHARES VOTED
                             -------------     -----------------------      -----------------
AFFIRMATIVE ..............    10,606,900                58.246%                   87.133%
AGAINST ..................     1,105,349                 6.069%                    9.081%
WITHHOLD .................       460,927                 2.531%                    3.786%
                              ----------                -------                  --------
TOTAL ....................    12,173,176                66.846%                  100.000%
                              ----------                -------                  --------

                      This page Intentionally Left Blank.

WILSHIRE VARIABLE INSURANCE TRUST
SEMI-ANNUAL REPORT
JUNE 30, 2009


WILSHIRE VARIABLE INSURANCE TRUST
Equity Fund                             Small Cap Growth Fund
Balanced Fund                           International Equity Fund
Income Fund                             Socially Responsible Fund

BOARD OF TRUSTEES
Theodore J. Beck                        Lawrence E. Davanzo
Roger A. Formisano                      George J. Zock
Richard A. Holt                         CHAIRMAN OF THE BOARD
Harriet A. Russell
Suanne K. Luhn

OFFICERS OF THE FUNDS
Lawrence E. Davanzo                     Victor Zhang
PRESIDENT                               VICE PRESIDENT

Helen Thompson                          James St. Aubin
SECRETARY AND TREASURER                 VICE PRESIDENT

Guarav Chopra                           Alex Kaye
ASSISTANT TREASURER                     VICE PRESIDENT

Aaron Eubanks
CHIEF COMPLIANCE OFFICER

--------------------------------------------------------------------------------

ADMINISTRATOR                                     INVESTMENT SUBADVISERS

SEI Investment Global Funds Services              Clear Bridge Advisors LLC
1 Freedom Valley Drive                            620 8th Avenue
Oaks, PA 19456                                    New York, NY 10018

TRANSFER AGENT                                    Copper Rock Capital Partners, LLC
DST Systems, Inc.                                 200 Clarendon Street
Wilshire Mutual Funds                             Boston, MA 02116
333 W. 11th St.
Kansas City, MO 64105                             Madison Square Investors
                                                  51 Madison Avenue
INVESTMENT ADVISER                                New York, NY 15258
Wilshire Associates Incorporated
1299 Ocean Avenue                                 Mellon Capital Management Corporation
Santa Monica, CA 90401-1085                       1633 Broadway, 13th Floor
                                                  New York, NY 10019
CUSTODIAN
PNC Global Investment Servicing                   PanAgora Asset Management, Inc.
The Eastwick Center                               260 Franklin Street, 22nd Floor
8800 Tinicum Boulevard                            Boston, MA 02110
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     Thomas White International, Ltd.
                                                  440 South LaSalle Street, Suite 3900
PricewaterhouseCoopers LLP                        Chicago, IL 60605
Two Commerce Square
2001 Market Street, Suite 1700                    Victory Capital Management, Inc.
Philadelphia, PA 19103-7042                       127 Public Square
                                                  Cleveland, OH 41114

                                                  Western Asset Management Company
                                                  117 E. Colorado Blvd., Suite 600
                                                  Pasadena, CA 91105

                                                  Western Asset Management Limited
                                                  155 Bishopsgate, London England
                                                  EC2M 3XG

[GRAPHIC OMITTED]

Wilshire Variable Insurance Trust


Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796




                                                                 WIL-SA-001-0200

[GRAPHIC OMITTED]


                       Wilshire Variable Insurance Trust

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                                 2015 ETF FUND
                                 2025 ETF FUND
                                 2035 ETF FUND


                                 JUNE 30, 2009
                                 -------------

                                TABLE OF CONTENTS

Shareholder Letter .......................................................    2
Fund Commentaries ........................................................    4
Disclosure of Fund Expenses ..............................................    7
Schedules of Investments .................................................    9
Statements of Assets and Liabilities .....................................   11
Statements of Operations .................................................   12
Statements of Changes in Net Assets ......................................   13
Financial Highlights .....................................................   15
Notes to the Financial Statements ........................................   18
Additional Fund Information ..............................................   24







              ----------------------------------------------------

SHARES OF THE WILSHIRE VARIABLE INSURANCE TRUST ARE SOLD ONLY AS THE UNDERLYING INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY INSURANCE COMPANIES.THIS REPORT IS AUTHORIZED FOR USE IN CONNECTION WITH ANY OFFERING OF THE TRUST'S SHARES ONLY IF ACCOMPANIED OR PRECEDED BY THE TRUST'S CURRENT PROSPECTUS.

     Shares of the Wilshire Variable Insurance Trust are distributed by SEI
                          Investments Distribution Co.

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to shareholders of the Wilshire Variable Insurance Trust (the "Trust") Target Maturity Funds (the "Funds"). This report covers the period from January 1, 2009, to June 30, 2009 (the "Period"), for the 2015 ETF Fund, 2025 ETF Fund, and the 2035 ETF Fund.

MARKET ENVIRONMENT

As 2008 came to a close, investors witnessed one of the most challenging periods for equity investors in memory. The broad U.S. stock market, as measured by the Wilshire 5000(SM), retreated 37%, marking its worst year since 1931. Overseas markets fared even worse, as the Wilshire Global ex-U.S. Index fell 45%. The financial consequences stemming from the housing crisis permeated every segment of the equity market for the year, and no sector was spared.

As we reached the midpoint of 2009, many indicators suggested that the economy has reached a turning point and that the worst of the aftermath of 2008's wreckage may be behind us. U.S. GDP contracted at a better than expected 1% rate in the second quarter of 2009, and improvements were noted in manufacturing, durable goods and more. Signs of life were seen in the housing market, while commercial real estate continued to struggle. The employment situation remained depressed, with unemployment reaching 9.5% in June, while inflation (as measured by the CPI) was up 0.7% in June after posting an increase of 0.1% in May.

The sharp declines in U.S. equities experienced in 2008 continued in the beginning of 2009, as the Wilshire 5000(SM) fell an additional 25% from the beginning of the year through March 9. However, post-March 9, U.S. equities experienced a dramatic rebound in performance, erasing all of the losses experienced before March 9 and posting a positive year-to-date return of 5%. Small cap stocks, as measured by the Wilshire Small Cap Index, performed even better during the first half of 2009, posting a return of just under 11%. There was a sizable difference in performance between asset class styles during the first half of 2009, as growth stocks outperformed their value counterparts by 13%. The growth asset class was led by the strong returns from the Technology sector (25%), which makes up over 30% of the growth index. Typical value sectors such as Financials and Energy, which together make up over 40% of the value index, returned -3% and -2%, respectively.

Despite facing broad economic troubles that roughly mirrored those experienced in the U.S., non-U.S. equities also posted a sharp reversal in performance during the first six months of the year. Developed non-U.S. equities, as measured by the MSCI EAFE Index, posted a stellar return of 25% for the second quarter and are now up 8% for the year-to-date period. Emerging market equities also exhibited their resilience, posting the best return of any asset class for the second quarter, up 34%, as measured by the MSCI Emerging Markets Index. For the year-to-date period, Emerging Market equities are up an impressive 36%. In other asset classes, the DJ Wilshire Global REIT Index returned 28% for the quarter, but the year-to-date return is still negative, down -5.4% .

Within fixed income markets, credit markets showed signs of improvement in 2009, posting positive performance in most sectors and asset classes during the first six months of the year. High yield bonds were the strongest performer in the second quarter, as the Merrill Lynch High Yield Index posted a stellar quarterly return of 23%, adding to the first quarter's positive return of 5%. Credit spreads came in dramatically from their historic highs during the second quarter as fears of the 2008 financial crisis eased, although credit spreads still remain above their long-term historical averages. Core bonds had a much more muted but still positive return for the second quarter and year-to-date periods as measured by the Barclays U.S. Aggregate Bond Index, posting returns of 1.8% and 1.9%, respectively. In other fixed income asset classes for the six months of the year, non-U.S. bonds, as measured by the Citigroup World Government Bond Index, returned -1.5%, and U.S. TIPS (Treasury Inflationary Protection Securities) returned 6.2%, as measured by the Barclays U.S. TIPS Index.

FUND PERFORMANCE OVERVIEW

The sharp market drop in the beginning of 2009 that was followed by a substantial market rally had a mixed effect on our Funds' performance for the first six months of the year. This rally, which began after the market hit its near-term bottom on March 9, has widely been characterized as a low quality, or "junk", rally. On balance, this "junk" rally had a negative effect on our Funds' performance. As the market bid up many severely beaten down stocks, the fundamental principle of investing in high quality companies was generally abandoned, proving to be a headwind for several of Funds' near-term returns.

While we are disappointed by the performance of the underperforming Funds over the last six months, we are encouraged by the activities of our sub-advisers who continue to follow through with the disciplined investment approaches that have made them successful over time. While the immediate terrain our sub-advisers must navigate will continue to be challenging, their confidence and conviction remain intact. It is our belief that as markets continue the healing process in the second half of 2009, it will be the patient and disciplined investors who will be rewarded on the upside.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

/s/ Lawrence E. Davanzo,
------------------------
Lawrence E. Davanzo,
President

WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* ..........................................    4.11%
ONE YEAR ENDED 06/30/09 .............................................  (14.92)%
INCEPTION (05/1/06) THROUGH 06/30/09 ................................   (4.30)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

EXCHANGE-TRADED FUNDS 45.1%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND 25.2%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND 29.7%

The 2015 ETF Fund's investment objective is to provide capital appreciation and maximize total return until its target retirement date. Thereafter, the 2015 ETF Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2015 ETF Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2015 ETF Fund returned 4.11% for the six month period ended June 30, 2009 (the "Period"). The Fund's performance was helped during the Period by its significant exposure to equities. International stocks led the way as the global equity market rallied strongly during the second quarter. Domestically, growth stocks, led by the Technology sector, significantly outperformed value stocks. The Fund's investment in fixed income also provided positive performance to investors in a market that saw substantial credit spread narrowing.

Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which maintained approximately 45.2% of its assets in intermediate-term bond investments while investing the remaining 54.8% in diversified domestic and international equities.

THE 2015 ETF FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVES BY INVESTING PRIMARILY IN A PORTFOLIO OF ETFS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE 2015 ETF FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE 2015 ETF FUND. THE ETF FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* ..........................................    3.18%
ONE YEAR ENDED 06/30/09 .............................................  (18.81)%
INCEPTION (05/1/06) THROUGH 06/30/09 ................................   (6.05)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]

EXCHANGE-TRADED FUNDS 45.1%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND 20.1%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND 34.8%

The 2025 ETF Fund's investment objective is to capital appreciation and maximize total return until its target retirement date. Thereafter, the 2025 ETF Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2025 ETF Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2025 ETF Fund returned 3.18% for the six month period ended June 30, 2009 (the "Period"). The Fund's performance was helped during the Period by its significant exposure to equities. International stocks led the way as the global equity market rallied strongly during the second quarter. Domestically, growth stocks, led by the Technology sector, significantly outperformed value stocks. The Fund's investment in fixed income also provided positive performance to investors in a market that saw substantial credit spread narrowing.

Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, which ended the period with approximately 37% of its assets in intermediate-term bond investments while investing the remaining 63% in diversified domestic and international equities.

THE 2025 ETF FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVES BY INVESTING PRIMARILY IN A PORTFOLIO OF ETFS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE 2025 ETF FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE 2025 ETF FUND. THE ETF FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.

* BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND
COMMENTARY

                           AVERAGE ANNUAL TOTAL RETURN

SIX MONTHS ENDED 06/30/09* ..........................................    1.82%
ONE YEAR ENDED 06/30/09 .............................................  (23.61)%
INCEPTION (05/1/06) THROUGH 06/30/09 ................................   (8.52)%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS. ANNUITY CONTRACT FEES ARE NOT REFLECTED IN RETURNS.

* NOT ANNUALIZED.

Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without such waivers and reimbursements, historical total returns would have been lower. For the six month period ended June 30, 2009, there were no waivers.

                          PORTFOLIO SECTOR WEIGHTING**
                             (As of June 30, 2009)

                               [GRAPHIC OMITTED]


EXCHANGE-TRADED FUNDS 45.2%
WILSHIRE VARIABLE INSURANCE TRUST EQUITY FUND 18.0%
WILSHIRE VARIABLE INSURANCE TRUST INCOME FUND 36.8%

The 2035 ETF Fund's investment objective is to provide capital appreciation and maximize total return until its target retirement date. Thereafter, the 2035 ETF Fund's objective will be to seek high current income and, as a secondary objective, capital appreciation. The investment objective of the 2035 ETF Fund may be changed without a shareholder vote. The chart above provides an illustrative allocation among the underlying funds and the actual allocations may vary from time to time.

The 2035 ETF Fund returned 1.82% for the six month period ended June 30, 2009 (the "Period"). The Fund's performance was helped during the Period by its significant exposure to equities. International stocks led the way as the global equity market rallied strongly during the second quarter. Domestically, growth stocks, led by the Technology sector, significantly outperformed value stocks. The Fund's investment in fixed income also provided positive performance to investors in a market that saw substantial credit spread narrowing.

Investors' objectives of seeking current income and capital appreciation are balanced in the Fund's portfolio, ended the period with approximately 26.2% of its assets in intermediate-term bond investments while investing the remaining 73.8% in diversified domestic and international equities.

THE 2035 ETF FUND ATTEMPTS TO ACHIEVE ITS OBJECTIVES BY INVESTING PRIMARILY IN A PORTFOLIO OF ETFS. YOU MAY INVEST IN THE UNDERLYING FUNDS DIRECTLY. BY INVESTING IN THE UNDERLYING FUNDS INDIRECTLY THROUGH THE 2035 ETF FUND, YOU WILL INCUR NOT ONLY THE EXPENSES OF THE UNDERLYING FUNDS, BUT ALSO THE EXPENSES OF THE 2035 ETF FUND. THE ETF FUND IS SUBJECT TO THE RISKS OF THE UNDERLYING FUNDS IT HOLDS.

** BASED ON PERCENT OF FUND'S TOTAL LONG-TERM INVESTMENTS' MARKET VALUE.

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's ACTUAL return for the period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. The "Ending Account Value" shown is derived from hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

WILSHIRE VARIABLE INSURANCE TRUST
DISCLOSURE OF FUND EXPENSES - (CONTINUED)
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2009 (UNAUDITED)

                                Beginning       Ending
                                 Account        Account                              Expenses Paid
                                  Value          Value         Expense               During Period
                                01/01/2009    06/30/2009     Ratio(1)(2)       01/01/2009-06/30/2009(3)(4)
                                ----------    ----------     ----------        ---------------------------
2015 ETF FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return ...........  $1,000.00      $1,041.10        0.60%                     $3.05
Hypothetical 5% Return .......  $1,000.00      $1,021.94        0.60%                     $3.02

2025 ETF FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $1,000.00      $1,031.80        0.59%                     $2.99
Hypothetical 5% Return ......   $1,000.00      $1,021.99        0.59%                     $2.97

2035 ETF FUND
----------------------------------------------------------------------------------------------------------
Actual Fund Return ..........   $1,000.00      $1,018.20        0.60%                     $3.02
Hypothetical 5% Return ......   $1,000.00      $1,021.94        0.60%                     $3.02

(1) THE EXPENSE RATIO DOES NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.
(2) ANNUALIZED, BASED ON THE FUND'S EXPENSES FOR THE PERIOD.
(3) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE PERIOD, THEN DIVIDED BY 365.
(4) EXPENSES SHOWN DO NOT INCLUDE ANNUITY CONTRACT FEES.

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS
JUNE 30, 2009 (UNAUDITED)

                          2015 ETF FUND
              -----------------------------------
 Shares                                                      Value
 ------                                                      -----
EXCHANGE-TRADED FUNDS -- 43.4%
  24,300    iShares Barclays TIPS Bond Fund ...........   $ 2,469,609
  46,600    iShares MSCI-EAFE Index Fund ..............     2,134,746
   9,100    SPDR Barclays Capital International
            Treasury Bond ETF .........................       497,406
   5,900    SPDR Dow Jones International
            Real Estate ETF ...........................       169,507
  16,200    Vanguard Emerging Markets ETF .............       515,484
  16,100    Vanguard REIT ETF .........................       499,261
   7,000    Vanguard Small-Cap Growth ETF .............       336,000
  19,400    Vanguard Small-Cap Value ETF ..............       836,529
                                                          -----------
Total Exchange-Traded Funds
(Cost $7,323,286) .....................................     7,458,542
                                                          -----------
INVESTMENTS IN UNDERLYING FUNDS -- 52.7%
 356,447    Wilshire Variable Insurance Trust
            Equity Fund* ..............................     4,926,091
 370,369    Wilshire Variable Insurance Trust
            Income Fund* ..............................     4,140,727
                                                          -----------
Total Investments in Underlying Funds
(Cost $11,502,771) ....................................     9,066,818
                                                          -----------
CASH EQUIVALENT -- 3.9%
 666,835    PNC Institutional Money
            Market Trust, 0.050% (A) ..................       666,835
                                                          -----------
Total Cash Equivalent
(Cost $666,835) .......................................       666,835
                                                          -----------
Total Investments -- 100.0%
(Cost $19,492,892) ....................................    17,192,195
                                                          -----------
Other Assets & Liabilities, Net -- 0.0% ...............         5,468
                                                          -----------
NET ASSETS -- 100.0% ..................................   $17,197,663
                                                          ===========
                           2025 ETF FUND
               ---------------------------------
 Shares                                                      Value
 ------                                                      -----
EXCHANGE-TRADED FUNDS -- 44.4%
  17,800    iShares Barclays TIPS Bond Fund ...........   $ 1,809,014
  41,900    iShares MSCI-EAFE Index Fund ..............     1,919,439
   4,200    SPDR Dow Jones International
            Real Estate ETF ...........................       120,666
  11,700    Vanguard Emerging Markets ETF .............       372,294
  11,800    Vanguard REIT ETF .........................       365,918
   5,000    Vanguard Small-Cap Growth ETF .............       240,000
  14,100    Vanguard Small-Cap Value ETF ..............       607,992
                                                          -----------
Total Exchange-Traded Funds
(Cost $5,344,407) .....................................     5,435,323
                                                          -----------
INVESTMENTS IN UNDERLYING FUNDS -- 54.0%
 303,435    Wilshire Variable Insurance Trust
            Equity Fund* ..............................     4,193,465
 216,603    Wilshire Variable Insurance Trust
            Income Fund* ..............................     2,421,616
                                                          -----------
Total Investments in Underlying Funds
(Cost $8,703,186) .....................................     6,615,081
                                                          -----------
CASH EQUIVALENT -- 3.0%
 364,112    PNC Institutional Money
            Market Trust, 0.050%, (A) .................       364,112
                                                          -----------
Total Cash Equivalent
(Cost $364,112) .......................................       364,112
                                                          -----------
Total Investments -- 101.4%
(Cost $14,411,705) ....................................    12,414,516
                                                          -----------
Other Assets & Liabilities, Net -- (1.4)% .............      (167,462)
                                                          -----------
NET ASSETS -- 100.0% ..................................   $12,247,054
                                                          -----------



                       See Notes to Financial Statements.
                                       9

WILSHIRE VARIABLE INSURANCE TRUST
SCHEDULES OF INVESTMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

                           2035 ETF FUND
               -----------------------------------
 Shares                                                      Value
 ------                                                      -----
EXCHANGE- TRADED FUNDS -- 43.7%
   2,100    iShares Barclays TIPS Bond Fund ...........   $   213,423
  50,900    iShares MSCI-EAFE Index Fund ..............     2,331,729
   6,100    SPDR Barclays Capital International
            Treasury Bond ETF .........................       333,426
   3,900    SPDR Dow Jones International
            Real Estate ETF ...........................       112,047
  14,500    Vanguard Emerging Markets ETF .............       461,390
  11,200    Vanguard Mega Cap 300 Value ETF ...........       330,512
   3,300    Vanguard Mid-Cap Value
            Index Fund ................................       112,398
   7,200    Vanguard REIT ETF .........................       223,272
   7,100    Vanguard Small-Cap Growth ETF .............       340,800
  13,100    Vanguard Small-Cap Value ETF ..............       564,872
                                                          -----------
Total Exchange-Traded Funds
(Cost $4,935,354) .....................................     5,023,869
                                                          -----------
INVESTMENTS IN UNDERLYING FUNDS -- 53.0%
 296,040    Wilshire Variable Insurance Trust
            Equity Fund* ..............................     4,091,269
 179,830    Wilshire Variable Insurance Trust
            Income Fund* ..............................     2,010,494
                                                          -----------
Total Investments in Underlying Funds
(Cost $8,334,179) .....................................     6,101,763
                                                          -----------
CASH EQUIVALENT -- 4.2%
 483,099    PNC Institutional Money
            Market Trust, 0.050% (A) ..................       483,099
                                                          -----------
Total Cash Equivalent
(Cost $483,099) .......................................       483,099
                                                          -----------
Total Investments -- 100.9%
(Cost $13,752,632) ....................................    11,608,731
                                                          -----------
Other Assets & Liabilities, Net -- (0.9)% .............      (106,522)
                                                          -----------
NET ASSETS -- 100.0% ..................................   $11,502,209
                                                          ===========


* Affiliated Fund
(A) Rate shown is the 7-day effective yield at June 30, 2009.
ETF -- Exchange-Traded Fund
MSCI-EAFE -- Morgan Stanley Country Index-Europe,
             Australasia, Far East
REIT -- Real Estate Investment Trust
SPDR -- S&P 500 Index Depositary Receipt
TIPS -- Treasury Inflationary Protection Securities

                       See Notes to Financial Statements.
                                       10

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009 (UNAUDITED)

                                                                     2015 ETF           2025 ETF           2035 ETF
                                                                        FUND               FUND               FUND
                                                                     -----------        -----------        -----------
ASSETS:
Investments, at cost (Note 2) ..................................     $19,492,892        $14,411,705        $13,752,632
Investments in affiliated funds, at value (Note 2),
 See accompanying schedules ....................................     $ 9,066,818        $ 6,615,081        $ 6,101,763
Investments, at value (Note 2), See accompanying schedules .....       8,125,377          5,799,435          5,506,968
Receivable for Fund shares sold ................................          24,764             26,010             54,516
Dividends and interest receivable ..............................              99                 97                129
Other assets ...................................................             669                516                342
                                                                     -----------        -----------        -----------
 Total Assets ..................................................     $17,217,727        $12,441,139        $11,663,718
                                                                     -----------        -----------        -----------
LIABILITIES:
Payable for investment securities purchased ....................              --            172,748            149,996
Payable for fund shares redeemed ...............................              --              7,454                 --
Investment advisory fees payable (Note 3) ......................           6,661              4,883              3,032
Administration and Accounting fees payable .....................           2,090              1,456              1,290
Chief Compliance Officer fees ..................................             223                151                121
Accrued expenses and other payables ............................          11,090              7,393              7,070
                                                                     -----------        -----------        -----------
 Total Liabilities .............................................          20,064            194,085            161,509
                                                                     -----------        -----------        -----------
NET ASSETS .....................................................     $17,197,663        $12,247,054        $11,502,209
                                                                     ===========        ============       ===========
NET ASSETS consist of:
Undistributed net investment income ............................     $   637,034        $   327,903        $   185,825
Accumulated net realized loss on investments ...................      (2,117,629)        (1,307,030)        (1,166,756)
Net unrealized depreciation of investments .....................      (2,300,697)        (1,997,189)        (2,143,901)
Paid-in Capital ................................................      20,978,955         15,223,370         14,627,041
                                                                     -----------        -----------        -----------
NET ASSETS .....................................................     $17,197,663        $12,247,054        $11,502,209
                                                                     ===========        ============       ===========
SHARES OUTSTANDING:
(Unlimited shares authorized, per fund) ........................       2,060,063          1,574,142          1,581,640
                                                                     ===========        ============       ===========
NET ASSET VALUE:
(Offering and redemption price per share) ......................     $      8.35        $      7.78        $      7.27
                                                                     ===========        ============       ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       11

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                      2015 ETF           2025 ETF           2035 ETF
                                                                        FUND               FUND               FUND
                                                                     -----------        -----------        -----------
INVESTMENT INCOME:
Dividend Income .................................................    $    51,854        $    43,809        $    52,361
Interest Income .................................................            378                428                544
                                                                     -----------        -----------        -----------
 Total Income ...................................................         52,232            44,237              52,905
                                                                     -----------        -----------        -----------
EXPENSES
Investment advisory fees (Note 3) ...............................         18,908             12,997             11,251
Administration and Accounting fees (Note 3) .....................          2,576              2,000              1,633
Trustees' fees and expenses (Note 3) ............................          1,318                891                715
Chief Compliance Officer fees ...................................            124                 82                 69
Professional fees ...............................................          7,448              5,838              5,106
Transfer agent fees .............................................          3,782                785              1,430
Custodian fees ..................................................          3,213              3,252              3,481
Printing fees ...................................................          1,048                852              1,781
Other ...........................................................          1,084                819                590
                                                                     -----------        -----------        -----------
 Total Expenses .................................................         39,501            27,516              26,056
                                                                     -----------        -----------        -----------
Recoupment of previously waived advisory fees (Note 3) ..........          5,850              3,025                946
                                                                     -----------        -----------        -----------
 Net expenses ...................................................         45,351            30,541              27,002
                                                                     -----------        -----------        -----------
Net Investment Income ...........................................          6,881            13,696              25,903
                                                                     -----------        -----------        -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS (Notes 2 and 5)
Net realized loss from:
 Sales of investments ...........................................             --                 --                 --
 Sales of investments in and distributions from affiliated funds      (1,997,557)        (1,321,854)        (1,122,415)
Net change in unrealized appreciation of:
 Investments ....................................................      2,569,127          1,656,634          1,351,437
 Investments in affiliated funds ................................        135,256             90,916             88,515
                                                                     -----------        -----------        -----------
 Net realized and unrealized gain on investments ................        706,826            425,696            317,537
                                                                     -----------        -----------        -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................    $   713,707        $   439,392        $   343,440
                                                                     ===========        ============       ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       12

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2009 (UNAUDITED)

                                                                      2015 ETF           2025 ETF           2035 ETF
                                                                       FUND                FUND               FUND
                                                                     -----------        -----------        -----------
Operations:
Net investment income ...........................................    $     6,881        $    13,696        $    25,903
Net realized loss from:
 Sales of investments ...........................................             --                 --                 --
 Sales of investments in and distributions from affiliated funds      (1,997,557)        (1,321,854)        (1,122,415)
Net change in unrealized appreciation of:
 Investments ....................................................      2,569,127          1,656,634          1,351,437
 Investments in affiliated funds ................................        135,256             90,916             88,515
                                                                     -----------        -----------        -----------
Net increase in net assets resulting
 from operations ................................................        713,707            439,392            343,440
                                                                     -----------        -----------        -----------
Capital Stock Transactions: (Dollars)
Shares sold .....................................................      2,493,071          2,744,604          3,628,164
Shares redeemed .................................................       (682,702)          (616,061)          (392,282)
                                                                     -----------        -----------        -----------
Net increase in net assets from capital stock transactions ......      1,810,369          2,128,543          3,235,882
                                                                     -----------        -----------        -----------
Net increase in net assets ......................................      2,524,076          2,567,935          3,579,322
NET ASSETS:
Beginning of period .............................................     14,673,587          9,679,119          7,922,887
                                                                     -----------        -----------        -----------
End of period ...................................................    $17,197,663        $12,247,054        $11,502,209
                                                                     ===========        ============       ===========
Undistributed net investment income at end of period ............    $   637,034        $   327,903        $   185,825
                                                                     ===========        ============       ===========
Capital Share Transactions:
Shares sold .....................................................        318,408            374,490            530,304
Shares redeemed .................................................        (88,070)           (84,067)           (58,177)
                                                                     -----------        -----------        -----------
Net increase in shares outstanding ..............................        230,338            290,423            472,127
                                                                     ===========        ============       ===========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       13

WILSHIRE VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                            2015 ETF           2025 ETF           2035 ETF
                                                              FUND                FUND               FUND
                                                           -----------        ------------       -----------
Operations:
Net investment income ..................................   $   448,500          $  225,403       $   125,594
Net realized gain on investments and
 distributions from affiliated and underlying funds ....       199,544             103,905             9,135
Net change in unrealized depreciation
 of investments of affiliates ..........................    (3,316,979)         (3,363,244)       (1,976,961)
                                                           -----------        ------------       -----------
Net decrease in net assets resulting from operations ...    (2,668,935)         (3,033,936)       (1,842,232)
                                                           -----------        ------------       -----------
Distributions to Shareholders From:
Net investment income ..................................      (287,053)           (248,626)         (137,278)
Net realized capital gains .............................      (194,337)           (195,481)         (129,547)
                                                           -----------        ------------       -----------
Total distributions to shareholders ....................      (481,390)           (444,107)         (266,825)
                                                           -----------        ------------       -----------
Capital Stock Transactions: (Dollars)
Shares sold ............................................     6,467,256           6,357,824         4,385,652
Shares issued in connection with merger (Note 9) .......     4,340,601                  --         2,306,527
Shares issued as reinvestment of distributions .........       481,389             444,106            266,823
Shares redeemed ........................................    (2,020,534)           (672,661)         (533,951)
                                                           -----------        ------------       -----------
Net increase in net assets from capital stock
  transactions .........................................     9,268,712           6,129,269         6,425,051
                                                           -----------        ------------       -----------
Net increase in net assets .............................     6,118,387           2,651,226         4,315,994
NET ASSETS:
Beginning of year ......................................     8,555,200           7,027,893         3,606,893
                                                           -----------        ------------       -----------
End of year ............................................   $14,673,587        $  9,679,119       $ 7,922,887
                                                           ===========        ============       ===========
Undistributed net investment income at end of year .....   $   630,153        $    314,207       $   159,922
                                                           ===========        ============       ===========
Capital Share Transactions:
Shares sold ............................................       662,323            658,825            485,351
Shares issued in connection with merger (Note 9) .......       532,579                  --           317,703
Shares issued as reinvestment of distributions .........        60,400              59,233            37,871
Shares redeemed ........................................      (207,504)            (73,432)          (58,186)
                                                           -----------        ------------       -----------
Net increase in shares outstanding .....................     1,047,798             644,626           782,739
                                                           ===========        ============       ===========

                       See Notes to Financial Statements.
                                       14

WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF FUND
FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          PERIOD ENDED                                                           FOR THE PERIOD
                                          JUNE 30, 2009            YEAR ENDED               YEAR ENDED           MAY 1, 2006 TO
                                            (UNAUDITED)         DECEMBER 31, 2008       DECEMBER 31, 2007      DECEMBER 31, 2006(1)
                                          -------------         -----------------       -----------------      --------------------
Net asset value, beginning of period ....     $ 8.02                $ 10.94                  $ 10.54                 $ 10.00
                                             -------                -------                  -------                 -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ................       0.00                   0.44                     0.34                    0.61
Net realized and unrealized
 gain/(loss) on investments .............       0.33                  (3.09)                    0.14                   (0.07)
                                             -------                -------                  -------                 -------
Total from investment operations ........       0.33                  (2.65)                    0.48                    0.54
                                             -------                -------                  -------                 -------
LESS DISTRIBUTIONS:
From net investment income ..............         --                  (0.16)                   (0.05)                     --
From capital gains ......................         --                  (0.11)                   (0.03)                     --
                                             -------                -------                  -------                 -------
Total distibutions ......................         --                  (0.27)                   (0.08)                     --
                                             -------                -------                  -------                 -------
Net asset value, end of period ..........    $  8.35                 $ 8.02                  $ 10.94                 $ 10.54
                                             =======                =======                   ======                 =======
Total return(3,4) .......................       4.11%(5)             (24.18)%                   4.57%                   5.40%(5)
                                             =======                =======                   ======                 =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....    $17,198                $14,674                   $8,555                  $1,934
Operating expenses including
 reimbursement/waiver/recoupment + .....        0.60%(6)               0.50%                    0.50%                   0.50%(6)
Operating expenses excluding
 reimbursement/waiver/recoupment + .....        0.52%(6)               1.05%                    1.35%                   8.69%(6)
Net investment income+ .................        0.09%(6)               4.54%                    3.08%                   8.87%(6)
Portfolio turnover rate .................         47%(5)                 32%                       3%                     55%(5)

+   These ratios do not include expenses from the affiliated funds.
(1) The Fund commenced operations May 1, 2006.
(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Total return represents the total return for the period indicated.
(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(5) Non-annualized.
(6) Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       15

WILSHIRE VARIABLE INSURANCE TRUST
2025 ETF FUND
FINANCIAL HIGHLIGHTS - (CONTINUED)

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          PERIOD ENDED                                                             FOR THE PERIOD
                                          JUNE 30, 2009           YEAR ENDED             YEAR ENDED                MAY 1, 2006 TO
                                           (UNAUDITED)         DECEMBER 31, 2008      DECEMBER 31, 2007         DECEMBER 31, 2006(1)
                                          -------------        -----------------      -----------------         --------------------
Net asset value, beginning of period ...     $  7.54                $11.00                 $10.60                    $ 10.00
                                             -------                ------                 ------                    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ...............        0.01                  0.23                   0.32                       0.54
Net realized and unrealized gain/(loss)
 on investments ........................        0.23                 (3.33)                  0.14                       0.06
                                             -------                ------                 ------                    -------
Total from investment operations .......        0.24                 (3.10)                  0.46                       0.60
                                             -------                ------                 ------                    -------
LESS DISTRIBUTIONS:
From net investment income .............          --                 (0.20)                 (0.03)                        --
From capital gains .....................          --                 (0.16)                 (0.03)                        --
                                             -------                ------                 ------                    -------
Total distibutions .....................          --                 (0.36)                 (0.06)                        --
                                             -------                ------                 ------                    -------
Net asset value, end of period .........     $  7.78                $ 7.54                 $11.00                    $ 10.60
                                             =======                ======                 ======                    =======
Total return(3,4) ......................        3.18%(4)            (28.11)%                 4.36%                      6.00%(4)
                                             =======                ======                 ======                    =======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...     $12,247                $9,679                 $7,028                    $1,372
Operating expenses including
 reimbursement/waiver/recoupment + .....        0.59%(6)              0.50%                  0.50%                      0.50%(5)
Operating expenses excluding
 reimbursement/waiver/recoupment + .....        0.53%(6)              1.13%                  1.72%                     12.72%(5)
Net investment income+ .................        0.26%(6)              2.46%                  2.85%                      7.83%(5)
Portfolio turnover rate ................          39%(5)                24%                     2%                        10%(5)

+ These ratios do not include expenses from the affiliated funds.
(1) The Fund commenced operations May 1, 2006.
(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Total return represents the total return for the period indicated.
(4) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(5) Non-annualized.
(6) Annualized
Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.
                                       16

WILSHIRE VARIABLE INSURANCE TRUST
2035 ETF FUND
FINANCIAL HIGHLIGHTS - (CONCLUDED)

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          PERIOD ENDED                                                           FOR THE PERIOD
                                          JUNE 30, 2009          YEAR ENDED               YEAR ENDED             MAY 1, 2006 TO
                                           (UNAUDITED)        DECEMBER 31, 2008       DECEMBER 31, 2007        DECEMBER 31, 2006(1)
                                          -------------       -----------------       -----------------        --------------------
Net asset value, beginning of period ....     $ 7.14               $ 11.04                  $ 10.57                $ 10.00
                                             -------                ------                  ------                  ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2) ................       0.02                  0.24                    0.24                    0.40
Net realized and unrealized gain/(loss)
 on investments .........................       0.11                 (3.89)                   0.24                    0.17
                                             -------                ------                  ------                  ------
Total from investment operations ........       0.13                 (3.65)                   0.48                    0.57
                                             -------                ------                  ------                  ------
LESS DISTRIBUTIONS:
From net investment income ..............         --                 (0.13)                     -- (3)                  --
From capital gains ......................         --                 (0.12)                  (0.01)                     --
                                             -------                ------                  ------                  ------
Total distibutions ......................         --                 (0.25)                  (0.01)                     --
                                             -------                ------                  ------                  ------
Net asset value, end of period ..........     $ 7.27                $ 7.14                  $11.04                  $10.57
                                             =======                ======                  ======                  ======
Total return(4,5) .......................       1.82%(4)            (33.00)%                  4.61%                   5.70%(4)
                                             =======                ======                  ======                  ======
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....    $11,502                $7,923                  $3,607                    $324
Operating expenses including
 reimbursement/waiver/recoupment + ......       0.60%(7)              0.50%                   0.50%                   0.50%(7)
Operating expenses excluding
 reimbursement/waiver/recoupment + ......       0.58%(7)              1.64%                   3.37%                  61.49%(7)
Net investment income+ ..................       0.57%(7)              2.65%                   2.20%                   5.78%(7)
Portfolio turnover rate .................         28%(6)                18%                     0%                       4%(6)

+   These ratios do not include expenses from the affiliated funds.
(1) The Fund commenced operations May 1, 2006.
(2) The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3) Amount is less than $0.01 per share.
(4) Total return represents the total return for the period indicated.
(5) If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.
(6) Non-annualized.
(7) Annualized
Amounts designated as "--" are either $0 or have been rounded to $0.

                     See Notes to Financial Statements.
                                       17

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS
JUNE 30, 2009 (UNAUDITED)

1. Organization.

The Wilshire Variable Insurance Trust (the "Trust") is an open-end, diversified management investment company registered under the Investment Company Act of 1940 ("1940 Act"), which offers units of beneficial ownership (shares) in 9 separate investment portfolios. The portfolios presented in these financial statements are: 2015 ETF Fund, 2025 ETF Fund and 2035 ETF Fund (collectively the "Funds", each a "Fund" of the Trust). Prior to December 22, 2008, the 2015 ETF Fund, the 2025 ETF Fund and the 2035 ETF Fund were named the 2015 Moderate Fund, the 2025 Moderate Fund and the 2035 Moderate Fund, respectively. The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in unaffiliated exchange-traded funds ("ETFs") and other funds managed by the Adviser, which primarily invest in equity and fixed income securities (the "Underlying Wilshire Funds", together with the ETFs, the "Underlying Funds"), according to an asset allocation strategy designed for investors planning to retire in certain target years. The financial statements for the other Funds of the Trust managed by the Adviser are included in a separate annual report. Shares are presently offered to Horace Mann Life Insurance Company ("HMLIC") Separate Account, the HMLIC 401(k) Separate Account and Great American Life Insurance Company.

FUNDS' INVESTMENT OBJECTIVES:

High total return until each respective Fund's target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation.

2. Significant Accounting Policies.

SECURITY VALUATION -- A Fund's initial investment in an ETF is valued at the ETF's net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in "creation units" or on an exchange, as applicable.

Investments in the Underlying Funds by the Funds are valued on an ongoing basis in the same manner as other listed securities. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation ("Nasdaq") System are valued at the Nasdaq official closing price. If there is no Nasdaq official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on Nasdaq) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Funds' pricing agent for such securities, if available, and otherwise are valued at amortized cost. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Trust, or the Trust's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a security is valued. Investments in the Underlying Wilshire Funds by the Funds are valued at the net asset value as reported by the Underlying Wilshire Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net invest-

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

ment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

EXPENSE POLICY -- Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

3. Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds' investment programs.

For the six months ended June 30, 2009, the Adviser provided services and assumed expenses pursuant to the Investment Advisory Agreement, for which it received a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

                                                              RATE ON FUND'S
FUND                                                        AVERAGE NET ASSETS
------                                                     --------------------
2015 ETF Fund..............................................       0.25%
2025 ETF Fund..............................................       0.25%
2035 ETF Fund..............................................       0.25%

The Adviser has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the annual operating expenses for each Fund for this period will not exceed 0.60% (exclusive of Underlying Fund fees) (the "Expense Limitation").

For the period ended June 30, 2009, the Adviser recouped previously waived expenses in the amounts listed below.

FUND                                                           FEES RECOUPED
------                                                       ----------------
2015 ETF Fund..............................................       $5,850
2025 ETF Fund..............................................        3,025
2035 ETF Fund..............................................          946

Because the Underlying Funds have varied fee and expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

SEI Investments Global Funds Services ("SEI") serves as the Trust's administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust's transfer agent and dividend disbursing agent. PNC Global Investment Services Inc. ("PNCGIS") serves as the Company's custodian. SEI Investments Distribution Co. serves as the Trust's distributor.

During the year ended December 31, 2008, SEI had voluntarily waived a portion of its fee.

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

OFFICERS' AND DIRECTORS' EXPENSES

The officers of the Trust receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $14,000, an annual additional Board chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $4,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee Telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund's average net assets payable to SEI Investments Distribution Co. (the "Distributor") to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5. Security Transactions.

For the period ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of investments, were as follows:

FUND                                      PURCHASES         PROCEEDS FROM SALES
----                                      ----------        -------------------
2015 ETF Fund .........................   $8,584,448            $6,656,456
2025 ETF Fund .........................    6,234,376             3,518,225
2035 ETF Fund .........................    5,830,742             2,024,181

ADOPTION OF STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157 "FAIR VALUE MEASUREMENTS" ("FAS 157") -- In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on January 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

    o  Level 1 -- quoted prices in active markets for identical securities.

    o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, pre- payment speeds, credit risk, etc.).

    o Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds' net assets as of June 30, 2009 is as follows:

2015 ETF FUND

Investments in Securities                  Level 1              Level 2             Level 3              Total
                                        ------------           ---------           ---------         ------------
  Exchange-Traded Funds ..............  $  7,458,542           $      --           $      --         $  7,458,542
  Investment in Underlying Funds .....     9,066,818                  --                  --            9,066,818
  Cash Equivalent ....................       666,835                  --                  --              666,835
                                        ------------           ---------           ---------         ------------
Total Investments in Securities ......  $ 17,192,195           $      --           $      --         $ 17,192,195
                                        ============           =========           =========         ============

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)

JUNE 30, 2009 (UNAUDITED)

2025 ETF FUND
-------------
Investments in Securities                 Level 1               Level 2               Level 3            Total
                                       -------------           ---------             ---------        ------------
  Exchange-Traded Funds ............   $   5,435,323           $      --             $      --        $  5,435,323
  Investment in Underlying Funds ...       6,615,081                  --                    --           6,615,081
  Cash Equivalent ..................         364,112                  --                    --             364,112
                                       -------------           ---------             ---------        ------------
Total Investments in Securities ....   $  12,414,516           $      --             $      --        $ 12,414,516
                                       =============           =========             =========        ============

2035 ETF FUND
-------------
Investments in Securities                 Level 1               Level 2               Level 3             Total
                                       -------------           ---------             ---------        ------------
  Exchange-Traded Funds ............   $   5,023,869           $      --             $      --        $  5,023,869
  Investment in Underlying Funds ...       6,101,763                  --                    --           6,101,763
  Cash Equivalent ..................         483,099                  --                    --             483,099
                                       -------------           ---------             ---------        ------------
Total Investments in Securities ....   $  11,608,731           $      --             $      --        $ 11,608,731
                                       =============           =========             =========        ============

6. Significant Shareholder Activity.

On June 30, 2009, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

FUND
------
2015 ETF Fund (1 omnibus shareholder) 96%
2025 ETF Fund (1 omnibus shareholder) 98%
2035 ETF Fund (1 omnibus shareholder) 97%

7.   Tax Information.

No provision for federal income taxes is required because each Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Management has completed their analysis and has determined that the adoption of FIN 48 will not have an impact on the Funds' financial statements, and therefore the Fund did not record any tax expense in the current period. If the Funds were to record a tax expense as a result of the adoption of FIN 48, the tax expense would include any interest and penalties. The Funds file U.S. federal income tax returns and if applicable, returns in various foreign jurisdictions in which they invest. While the statute of limitations remains open to examine the Funds' U.S. federal income tax returns filed for the fiscal years 2007 to 2008, no examinations are in progress or anticipated at this time. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The tax character of distributions declared for the years ended December 31, 2008 and December 31, 2007, respectively were as follows:

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

                              2008                2008                  2007                2007
FUND                    ORDINARY INCOME       CAPITAL GAINS        ORDINARY INCOME      CAPITAL GAINS
----                    ---------------       -------------        ---------------      -------------
2015 ETF Fund ........     $291,791            $189,599               $48,155            $15,230
2025 ETF Fund .......       252,565             191,542                24,482             13,916
2035 ETF Fund .......       137,281             129,544                 1,326              4,173

At December 31, 2008, the components of distributable accumulated earnings/(losses) on a tax basis were as follows:

                                       2015 ETF            2025 ETF            2035 ETF
                                          FUND               FUND                 FUND
                                      -----------         -----------         -----------
Undistributed ordinary income ......  $   639,575         $   322,756         $   163,185
Accumulated capital gain ...........       15,614              13,644              10,416
Capital loss carryforwards .........     (108,234)                 --             (18,753)
Unrealized Depreciation ............   (5,041,954)         (3,752,108)         (3,623,120)
                                      ----------          -----------         ------------
Total accumulated loss .............  $(4,494,999)        $(3,415,708)        $(3,468,272)
                                      ===========         ===========         ===========

The differences between book and tax-basis unrealized appreciation/depreciation are attributable primarily to the tax deferral of losses on wash sales on all Funds.

8. Reclassifications.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2009 for each Fund is as follows:

                                              UNREALIZED            UNREALIZED         NET UNREALIZED
FUND                        TAX COST         APPRECIATION          DEPRECIATION         DEPRECIATION
----                      -----------        ------------          ------------          -----------
2015 ETF Fund ..........  $19,492,898          $214,702            $(2,515,405)          $(2,300,703)
2025 ETF Fund ..........   14,411,707           145,528             (2,142,719)           (1,997,191)
2035 ETF Fund ..........   13,752,632           134,646             (2,278,547)           (2,143,901)

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. The reclassifications relate primarily to the re-characterization of distributions from the Underlying Funds for tax purposes. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2008, the reclassifications were as follows:

                                           INCREASE              DECREASE
                                         UNDISTRIBUTED          NET REALIZED
FUND                                   INVESTMENT INCOME        CAPITAL GAINS
----                                   -----------------        -------------
2015 ETF Fund .......................      $181,656              $(181,656)
2025 ETF Fund .......................        88,809                (88,809)
2035 ETF Fund .......................        34,329                (34,329)


9.   Fund Mergers.

On December 21, 2008, the assets of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund were reorganized into the 2015 ETF Fund. In this merger, 110,684 shares of the 2010 Aggressive Fund, 293,363 shares of the 2010 Moderate Fund and 142,371 shares of the 2010 Conservative Fund were exchanged for 532,579 shares of the 2015 ETF Fund in a tax-free exchange. Assets of the 2045 Moderate Fund were reorganized into the 2035 ETF Fund. In this merger, 379,614 shares of the 2045 Moderate Fund were exchanged for 317,703 shares of the 2035 ETF Fund in a tax-free exchange. The values of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund were $798,560, $2,322,799 and $1,219,242, respectively on December 21, 2008.
Upon the business combination of such

WILSHIRE VARIABLE INSURANCE TRUST
NOTES TO THE FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2009 (UNAUDITED)

Funds on December 21, 2008, the value of the 2010 Aggressive Fund, the 2010 Moderate Fund and the 2010 Conservative Fund, which included accumulated realized losses of $16,694, $92,524 and $104, respectively, and unrealized depreciation of $340,618, $730,805 and $252,442, respectively, combined with the 2015 ETF Fund was $14,298,661. In addition, there were wash sales in the amount of $27,716 in accumulated realized losses and $27,716 in unrealized appreciation associated with this merger. The value of the 2045 Moderate Fund on December 31, 2008 was $2,306,527. Upon the business combination of such funds on December 21, 2008, the value of the 2045 Moderate Fund which included accumulated realized losses of $19,086 and unrealized depreciation of $1,342,048, combined with the 2035 ETF Fund was $7,529,107.

10. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. Credit Risk.

The Wilshire Variable Trust Income Fund ("Income Fund") is one of the underlying funds the ETF Funds invest in. The Income Fund invests primarily in debt instruments. The issuers' ability to meet their obligations may be affected by the recent economic developments. In addition, the Fund's investments are subject to credit risk," which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities.

Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

12. New Accounting Pronouncements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management has evaluated the implications of FAS 161, and has determined there is no impact on the Fund's financial statement disclosures.

13. Subsequent Event Evaluation.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 26, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2009.

WILSHIRE VARIABLE INSURANCE TRUST
ADDITIONAL FUND INFORMATION


INFORMATION ON PROXY VOTING

The Securities and Exchange Commission ("SEC") has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

WILSHIRE VARIABLE INSURANCE TRUST
SEMI-ANNUAL REPORT
JUNE 30, 2009

WILSHIRE VARIABLE INSURANCE TRUST
2015 ETF Fund
2025 ETF Fund
2035 ETF Fund

BOARD OF TRUSTEES
Theodore J. Beck                          Lawrence E. Davanzo
Roger A. Formisano                        George J. Zock
Richard A. Holt                           CHAIRMAN OF THE BOARD
Harriet A. Russell
Suanne K. Luhn

OFFICERS OF THE FUNDS
Lawrence E. Davanzo                       Victor Zhang
PRESIDENT                                 VICE PRESIDENT

Helen Thompson                            James St. Aubin
SECRETARY AND TREASURER                   VICE PRESIDENT

Guarav Chopra                             Alex Kaye
ASSISTANT TREASURER                       VICE PRESIDENT

Aaron Eubanks
CHIEF COMPLIANCE OFFICER

---------------------------------------------------------------------------------------

ADMINISTRATOR                             CUSTODIAN
SEI Investments Global Funds Services     PNC Global Investment Servicing Inc.
1 Freedom Valley Drive                    The Eastwick Center
Oaks, PA 19456                            8800 Tinicum Boulevard
                                          Philadelphia, PA 19153
TRANSFER AGENT
DST Systems, Inc.                         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
333 W. 11th St.                           PricewaterhouseCoopers LLP
Kansas City, MO 64105                     Two Commerce Square
                                          2001 Market Street, Suite 1700
INVESTMENT ADVISER                        Philadelphia, PA 19103-7042
Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401-1085

[GRAPHIC OMITTED]
Wilshire Variable Insurance Trust



Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796



                                                                 WIL-SA-003-0200

Item 2.   Code of Ethics.

Not applicable.


Item 3.   Audit Committee Financial Expert.

Not applicable.


Item 4.   Principal Accountant Fees and Services.

Not applicable.


Item 5.   Audit Committee of Listed Registrants.

Not applicable.


Item 6.   Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.


Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.


Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.  Controls and Procedures.


     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  Exhibits.


     (a)(1) Not applicable.


     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act ( of 2002 are attached hereto.


     (a)(3) Not applicable.


     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

================================================================================


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Wilshire Variable Insurance Trust.


By (Signature and Title)*                    /s/: Lawrence E. Davanzo
                                             ------------------------
                                             Lawrence E. Davanzo, President
                                             (principal executive officer)

Date September 9, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/: Lawrence E. Davanzo
                                             ------------------------
                                             Lawrence E. Davanzo, President
                                             (principal executive officer)


Date September 9, 2009


By (Signature and Title)*                    /s/: Helen Thompson
                                             -------------------
                                             Helen Thompson, Treasurer
                                             (principal financial officer)

Date September 9, 2009

* Print the name and title of each signing officer under his or her signature.